UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443
Name of Registrant: Vanguard Whitehall Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2016
Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (97.0%)1
Australia (4.2%)
Mirvac Group	7,419,796	12,413
oOh!media Ltd.	2,806,733	11,819
Iluka Resources Ltd.	2,094,685	11,266
Fairfax Media Ltd.	11,707,454	9,354
Computershare Ltd.	1,339,861	9,047
Domino's Pizza Enterprises Ltd.	144,222	8,263
Ansell Ltd.	547,555	8,068
Tox Free Solutions Ltd.	3,966,415	7,976
Asaleo Care Ltd.	6,618,650	6,847
Spotless Group Holdings Ltd.	7,158,756	6,502
Incitec Pivot Ltd.	2,439,068	5,340
Japara Healthcare Ltd.	2,488,970	4,898
SEEK Ltd.	367,097	4,671
Mantra Group Ltd.	1,696,631	4,640
Amcor Ltd./Australia	303,234	3,465
Regis Healthcare Ltd.	813,060	3,188
Estia Health Ltd.	535,845	2,093
* Link Administration Holdings Ltd.	262,865	1,726
*,^ Karoon Gas Australia Ltd.	1,374,635	1,399
		122,975
Austria (0.8%)
ANDRITZ AG	139,542	7,115
BUWOG AG	185,240	4,493
Wienerberger AG	251,638	3,882
Schoeller-Bleckmann Oilfield Equipment AG	56,552	3,477
CA Immobilien Anlagen AG	135,754	2,551
Lenzing AG	21,300	2,233
		23,751
Belgium (0.6%)
D'ieteren SA/NV	153,346	6,719
Cie d'Entreprises CFE	50,016	4,606
Ontex Group NV	88,039	3,181
* Galapagos NV	49,600	2,713
		17,219
China (2.0%)
New Oriental Education & Technology Group Inc. ADR	310,350	13,674
Shenzhou International Group Holdings Ltd.	2,482,000	13,102
* SINA Corp./China	221,674	11,944
Belle International Holdings Ltd.	8,858,000	5,872
ANTA Sports Products Ltd.	2,586,000	5,779
CSPC Pharmaceutical Group Ltd.	4,756,000	4,118
Haitian International Holdings Ltd.	1,807,000	3,034
*,^ Baoxin Auto Group Ltd.	1,344,841	735
		58,258
Denmark (1.5%)
Matas A/S	1,375,000	24,274
* H Lundbeck A/S	301,184	12,243

^	Ambu A/S Class B	151,762	6,452
*	OW Bunker A/S	1,000,000	—
			42,969
France (7.3%)
*	Ubisoft Entertainment SA	982,400	40,322
	Rubis SCA	375,361	30,294
	Elis SA	1,575,000	28,444
	SPIE SA	1,400,000	26,613
*	Marie Brizard Wine & Spirits SA	1,000,000	17,955
	Imerys SA	162,403	11,528
	Lectra	580,000	9,610
*	ID Logistics Group	67,113	9,486
	Eurazeo SA	108,699	6,950
*	Virbac SA	30,135	5,936
*,2 Maisons du Monde SA		272,851	5,826
^	Orpea	58,873	5,203
	BioMerieux	32,381	4,477
	Albioma SA	250,000	4,308
	Wendel SA	33,264	3,553
	Coface SA	609,435	3,103
			213,608
Germany (4.8%)
	BRAAS Monier Building Group SA	1,168,658	28,296
	Duerr AG	300,000	25,876
	XING AG	87,891	17,562
	Wacker Chemie AG	187,500	17,478
	Zeal Network SE	318,921	12,606
	RIB Software AG	900,000	10,075
	Grand City Properties SA	308,752	6,872
	STRATEC Biomedical AG	119,202	6,837
	SAF-Holland SA	339,483	4,098
*,2 windeln.de AG		850,000	3,692
	Sartorius AG Preference Shares	43,996	3,518
^	ElringKlinger AG	173,940	3,172
			140,082
Hong Kong (1.3%)
	Techtronic Industries Co. Ltd.	4,612,500	19,533
	Hysan Development Co. Ltd.	1,501,000	6,922
	Johnson Electric Holdings Ltd.	2,052,125	5,164
	Value Partners Group Ltd.	3,133,000	2,646
	Yue Yuen Industrial Holdings Ltd.	457,500	1,859
			36,124
India (2.7%)
*	Gujarat Pipavav Port Ltd.	8,887,704	22,979
	Apollo Hospitals Enterprise Ltd.	940,155	19,140
	Container Corp. Of India Ltd.	616,702	13,818
	Idea Cellular Ltd.	7,753,044	12,176
	Phoenix Mills Ltd.	1,438,800	7,807
	Multi Commodity Exchange of India Ltd.	205,558	3,247
			79,167
Indonesia (0.3%)
	Matahari Department Store Tbk PT	4,141,600	6,321
	Ciputra Property Tbk PT	34,757,652	1,647
			7,968

Ireland (4.1%)
	Smurfit Kappa Group plc	1,150,000	27,006
*	Dalata Hotel Group plc	5,000,000	21,644
	Glanbia plc	800,000	15,405
	Irish Continental Group plc	2,250,000	11,871
	Irish Residential Properties REIT plc	8,400,000	10,619
	Origin Enterprises plc	1,650,000	9,963
	Kingspan Group plc	375,000	8,603
*	Cairn Homes plc	5,561,651	5,940
*	FBD Holdings plc	650,000	4,492
	IFG Group plc	1,675,000	3,969
	Paddy Power Betfair plc	1	—
			119,512
Italy (9.2%)
2	Anima Holding SPA	7,937,016	39,841
	Cerved Information Solutions SPA	4,708,959	39,520
*	Yoox Net-A-Porter Group SPA	950,000	26,628
	Maire Tecnimont SPA	7,500,000	19,134
	FinecoBank Banca Fineco SPA	2,875,000	17,105
*	Rizzoli Corriere Della Sera Mediagroup SPA	15,500,000	14,144
	Credito Emiliano SPA	2,125,000	13,489
^	Salvatore Ferragamo SPA	556,476	13,118
	Moncler SPA	741,526	13,014
2	OVS SPA	2,169,252	12,760
	DiaSorin SPA	154,202	9,710
2	Infrastrutture Wireless Italiane SPA	1,685,799	8,436
^	Brunello Cucinelli SPA	421,753	7,872
	Autogrill SPA	875,980	7,626
2	Banca Sistema SPA	2,371,523	5,606
*,2 Technogym SPA		1,188,726	5,229
	Beni Stabili SpA SIIQ	7,257,301	4,753
	Industria Macchine Automatiche SPA	70,000	4,131
	Moleskine SPA	1,428,853	3,467
	Immobiliare Grande Distribuzione SIIQ SPA	3,797,779	3,316
			268,899
Japan (25.1%)
	Nippon Shinyaku Co. Ltd.	627,800	34,413
	Tsuruha Holdings Inc.	187,400	21,310
	Hitachi Transport System Ltd.	1,029,500	20,069
	Digital Garage Inc.	1,048,500	19,920
	Aica Kogyo Co. Ltd.	778,200	18,795
	Arcs Co. Ltd.	709,300	18,333
	Tokai Tokyo Financial Holdings Inc.	3,605,700	16,710
^	Kyudenko Corp.	468,100	16,455
	Trusco Nakayama Corp.	327,200	16,375
	Nippon Densetsu Kogyo Co. Ltd.	807,600	16,149
	Kakaku.com Inc.	769,500	15,965
	Ai Holdings Corp.	629,800	15,443
	Kuroda Electric Co. Ltd.	837,700	15,336
	Kureha Corp.	3,630,000	15,106
	Zenkoku Hosho Co. Ltd.	361,655	14,304
	Nihon Parkerizing Co. Ltd.	1,187,300	14,291
	Nitta Corp.	548,700	13,651
	Koito Manufacturing Co. Ltd.	271,200	13,391
	IHI Corp.	4,615,245	12,842
	SCSK Corp.	307,400	12,823

Glory Ltd.	457,400	12,693
Daikyonishikawa Corp.	874,800	12,413
Nabtesco Corp.	455,900	12,263
OBIC Business Consultants Co. Ltd.	243,800	12,146
JSP Corp.	512,500	11,837
Daibiru Corp.	1,195,400	11,515
Obara Group Inc.	274,700	11,310
TPR Co. Ltd.	517,700	10,977
Fukushima Industries Corp.	321,000	10,954
Kissei Pharmaceutical Co. Ltd.	469,700	10,698
Temp Holdings Co. Ltd.	615,100	9,983
Unipres Corp.	594,700	9,687
Sumitomo Real Estate Sales Co. Ltd.	427,600	9,143
Nippon Shokubai Co. Ltd.	141,261	8,884
NEC Networks & System Integration Corp.	479,900	8,816
Shinmaywa Industries Ltd.	1,299,000	8,611
Sanwa Holdings Corp.	824,965	8,577
Asahi Intecc Co. Ltd.	182,870	8,408
Musashi Seimitsu Industry Co. Ltd.	397,500	8,171
Miura Co. Ltd.	352,400	8,074
Takara Leben Co. Ltd.	964,400	7,539
Kenedix Inc.	1,823,900	7,344
^ Kumiai Chemical Industry Co. Ltd.	1,179,200	7,090
Lintec Corp.	328,500	6,954
Ferrotec Corp.	530,400	6,922
Disco Corp.	65,600	6,723
* Itoham Yonekyu Holdings Inc.	651,000	6,702
Iida Group Holdings Co. Ltd.	325,685	6,448
Taiheiyo Cement Corp.	2,178,000	6,225
Shinsei Bank Ltd.	4,100,235	6,151
Teijin Ltd.	1,602,000	6,025
Alps Electric Co. Ltd.	267,490	5,958
Leopalace21 Corp.	829,600	5,945
Eagle Industry Co. Ltd.	466,200	5,879
Ezaki Glico Co. Ltd.	97,000	5,807
Welcia Holdings Co. Ltd.	86,200	5,687
Ain Holdings Inc.	81,600	5,619
Tokyo TY Financial Group Inc.	208,843	5,459
EPS Holdings Inc.	383,800	5,231
Takasago International Corp.	207,200	5,017
Tokyo Ohka Kogyo Co. Ltd.	166,300	4,928
Tokyo Steel Manufacturing Co. Ltd.	665,100	4,698
Tenma Corp.	243,100	4,350
Tsutsumi Jewelry Co. Ltd.	217,700	4,257
^ W-Scope Corp.	184,800	4,192
Mitsui Sugar Co. Ltd.	824,000	4,107
Start Today Co. Ltd.	85,800	4,089
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,005,795	4,047
^ Ichigo Inc.	909,600	3,972
^ Jamco Corp.	183,400	3,641
DMG Mori Co. Ltd.	348,400	3,618
Kobe Steel Ltd.	3,983,000	3,447
^ Yushin Precision Equipment Co. Ltd.	175,200	3,348
Asahi Diamond Industrial Co. Ltd.	422,600	3,256
H2O Retailing Corp.	190,100	2,497
Denyo Co. Ltd.	167,811	1,747
		731,760

Luxembourg (0.8%)
	L'Occitane International SA	6,213,750	12,982
	Reinet Investments SCA	323,015	7,058
*	Stabilus SA	60,000	3,139
2	O'Key Group SA GDR	305,733	613
			23,792
Malaysia (0.2%)
	Bursa Malaysia Bhd.	2,361,300	4,997

Netherlands (2.6%)
*	Van Lanschot NV Class A	820,000	13,760
2	Refresco Group NV	650,000	10,153
	IMCD Group NV	223,479	9,479
*	SIF Holding NV	581,260	9,353
	Beter Bed Holding NV	400,000	9,164
*,2 Intertrust NV		389,019	8,839
	Kendrion NV	263,909	7,092
	Wessanen	400,000	4,878
*	SIF Holding NV	103,646	1,663
	Delta Lloyd NV	4	—
			74,381
New Zealand (0.4%)
	Fletcher Building Ltd.	1,475,159	10,326

Norway (0.5%)
	Kongsberg Gruppen ASA	518,433	7,750
	Borregaard ASA	500,000	4,035
*	Storebrand ASA	675,000	2,565
			14,350
Other (0.8%)
3	Vanguard FTSE All World ex-US Small-Cap ETF	249,010	24,331

Singapore (0.3%)
	First Resources Ltd.	4,816,500	5,824
	UOL Group Ltd.	667,400	2,880
			8,704
South Africa (0.1%)
	Brait SE	442,547	3,981

South Korea (1.9%)
	Medy-Tox Inc.	39,438	15,278
	NCSoft Corp.	36,154	8,125
	S-1 Corp.	83,659	7,597
^	Mando Corp.	32,377	7,528
^	Nexen Tire Corp.	612,663	7,371
^	Hotel Shilla Co. Ltd.	95,134	5,070
	Hanon Systems	460,689	4,722
			55,691
Spain (0.7%)
	Applus Services SA	900,000	9,568
	Melia Hotels International SA	595,330	7,063
	Naturhouse Health SAU	550,000	2,831
			19,462
Sweden (3.2%)
4	Bufab AB	2,170,778	15,721

2 Coor Service Management Holding AB	2,600,993	15,053
Modern Times Group MTG AB Class B	575,000	14,990
Loomis AB Class B	450,000	12,982
2 Nordax Group AB	2,650,000	12,786
2 Bravida Holding AB	1,743,674	11,561
Concentric AB	469,805	5,739
AAK AB	40,000	2,957
		91,789
Switzerland (4.4%)
OC Oerlikon Corp. AG	2,840,923	26,586
Logitech International SA	1,250,000	24,954
Helvetia Holding AG	45,000	22,598
Interroll Holding AG	14,000	14,208
Ascom Holding AG	800,000	13,663
U-Blox AG	27,532	6,968
ams AG	153,005	5,073
Comet Holding AG	6,000	4,888
Komax Holding AG	21,343	4,758
Tecan Group AG	20,025	3,218
		126,914
Taiwan (1.4%)
Giant Manufacturing Co. Ltd.	1,767,000	11,931
* Chroma ATE Inc.	3,824,000	9,645
Gourmet Master Co. Ltd.	626,000	6,697
CTCI Corp.	4,336,000	6,118
Eclat Textile Co. Ltd.	326,000	3,654
Catcher Technology Co. Ltd.	492,000	3,430
		41,475
Thailand (0.2%)
LPN Development PCL	14,565,300	5,486

United Arab Emirates (0.1%)
* Lamprell plc	3,650,000	3,373

United Kingdom (15.3%)
Dechra Pharmaceuticals plc	1,030,000	18,138
Micro Focus International plc	543,057	13,919
DCC plc	154,000	13,743
Grainger plc	4,686,000	13,471
SuperGroup plc	574,000	12,062
Kennedy Wilson Europe Real Estate plc	879,949	11,577
IG Group Holdings plc	979,000	11,468
Keller Group plc	833,596	11,229
Hikma Pharmaceuticals plc	322,255	11,221
Tyman plc	2,821,456	11,026
Dunelm Group plc	972,500	10,928
Grafton Group plc	1,425,000	10,525
HomeServe plc	1,420,000	10,507
Elementis plc	3,500,640	10,238
B&M European Value Retail SA	2,873,534	9,781
SSP Group plc	2,209,000	9,364
Berendsen plc	545,000	9,204
Abcam plc	884,899	8,956
Halma plc	630,000	8,739
Northgate plc	1,700,208	8,591
AA plc	2,554,188	8,362

^	Telecom Plus plc	606,000	8,350
	Ricardo plc	800,000	8,107
	Eco Animal Health Group plc	1,448,166	8,014
^	Millennium & Copthorne Hotels plc	1,250,000	7,480
	Photo-Me International plc	3,600,000	7,385
	Bodycote plc	913,000	7,064
^	Redrow plc	1,563,146	6,989
	Pets at Home Group plc	2,142,073	6,902
	WS Atkins plc	337,387	6,245
2	Auto Trader Group plc	1,203,759	5,908
	Saga plc	2,176,552	5,849
	UNITE Group plc	683,612	5,729
	Investec plc	931,000	5,542
	Mears Group plc	1,052,686	5,517
	Polypipe Group plc	1,744,012	5,498
	Inchcape plc	600,000	5,350
	Consort Medical plc	382,925	5,240
	Victrex plc	268,040	5,235
	Kier Group plc	356,301	5,059
	Restaurant Group plc	1,066,579	4,998
	Hunting plc	904,349	4,896
	Genus plc	192,011	4,627
	Soco International plc	2,311,526	4,622
	Hays plc	2,887,346	4,542
	Cineworld Group plc	583,867	4,536
	A.G. Barr plc	620,000	4,431
	JRP Group plc	3,077,692	4,316
	LondonMetric Property plc	2,000,000	4,280
	Cranswick plc	134,329	4,157
	James Fisher & Sons plc	202,693	4,017
	Big Yellow Group plc	411,718	3,860
	Ultra Electronics Holdings plc	168,554	3,815
	Senior plc	1,263,500	3,425
	Pagegroup plc	748,427	3,349
	Brewin Dolphin Holdings plc	984,495	3,293
	Hill & Smith Holdings plc	215,326	3,054
	QinetiQ Group plc	1,000,000	2,969
	SIG plc	1,975,000	2,755
	Electra Private Equity plc	52,600	2,669
	PZ Cussons plc	571,754	2,570
	Volution Group plc	1,179,915	2,416
*	Findel plc	1,104,252	2,394
	Laird plc	588,080	2,281
*,^ LMS Capital plc		2,133,690	1,676
*	Ophir Energy plc	1,408,565	1,266
			445,726
United States (0.2%)
	Samsonite International SA	2,284,500	6,506

Total Common Stocks (Cost $2,508,236)			2,823,576

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (5.0%)1
Money Market Fund (4.3%)
5,6 Vanguard Market Liquidity Fund	0.561%		124,026,166	124,026

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.3%)
Goldman Sachs & Co.
(Dated 7/29/16, Repurchase Value
$10,200,000 collateralized by Federal
National Mortgage Assn. 4.000%-4.500%,
9/1/45-4/1/46, with a value of $10,404,000)	0.320%	8/1/16	10,200	10,200

U.S. Government and Agency Obligations (0.4%)
7 United States Treasury Bill	0.318%	10/20/16	11,000	10,994
Total Temporary Cash Investments (Cost $145,218)				145,220
Total Investments (102.0%) (Cost $2,653,454)				2,968,796
Other Assets and Liabilities-Net (-2.0%)6				(57,910)
Net Assets (100%)				2,910,886

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $51,292,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 3.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $146,303,000, representing 5.0% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $53,156,000 of collateral received for securities on loan.
7 Securities with a value of $5,197,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in

International Explorer Fund

Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	49,949	2,772,892	735
Temporary Cash Investments	124,026	21,194	—
Futures Contracts—Assets[1]	361	—	—
Futures Contracts—Liabilities[1]	(24)	—	—
Forward Currency Contracts—Assets	—	2,172	—
Forward Currency Contracts—Liabilities	—	(1,618)	—
Total	174,312	2,794,640	735
1 Represents variation margin on the last day of the reporting period.

International Explorer Fund

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2016	575	19,181	648
Topix Index	September 2016	97	12,574	(168)
FTSE 100 Index	September 2016	59	5,230	253
S&P ASX 200 Index	September 2016	42	4,404	178
				911

International Explorer Fund

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs	9/13/16	JPY	2,024,160	USD	19,238	633
JP Morgan Chase Bank N.A.	9/21/16	EUR	14,109	USD	15,531	278
Citibank N.A.	9/21/16	EUR	13,153	USD	14,603	134
Barclays Bank PLC	9/21/16	EUR	9,915	USD	11,153	(44)
Barclays Bank PLC	9/13/16	JPY	900,280	USD	8,515	324
BNP Paribas	9/21/16	EUR	6,702	USD	7,540	(30)
BNP Paribas	9/13/16	JPY	774,268	USD	7,224	377
Goldman Sachs International	9/21/16	GBP	4,142	USD	5,865	(379)
JP Morgan Chase Bank N.A.	9/21/16	GBP	3,260	USD	4,287	32
Barclays Bank PLC	9/21/16	GBP	2,974	USD	3,947	(7)
Morgan Stanley Capital	9/21/16	GBP	2,779	USD	3,921	(239)
Goldman Sachs International	9/20/16	AUD	4,667	USD	3,501	40
Citibank N.A.	9/20/16	AUD	4,334	USD	3,279	9
JPMorgan Chase Bank N.A.	9/20/16	AUD	3,349	USD	2,453	88
BNP Paribas	9/20/16	AUD	2,446	USD	1,794	61
Goldman Sachs International	9/21/16	USD	13,558	EUR	12,211	(125)
UBS AG	9/13/16	USD	8,357	JPY	872,340	(206)
Barclays Bank PLC	9/21/16	USD	5,227	EUR	4,718	(58)
Goldman Sachs International	9/21/16	USD	5,204	GBP	3,822	140
Barclays Bank PLC	9/20/16	USD	4,185	AUD	5,579	(46)
JPMorgan Chase Bank N.A.	9/13/16	USD	3,714	JPY	394,850	(162)
BNP Paribas	9/21/16	USD	3,704	GBP	2,811	(21)
Goldman Sachs International	9/13/16	USD	3,684	JPY	378,645	(33)
Barclays Bank PLC	9/13/16	USD	3,637	JPY	369,600	8
BNP Paribas	9/21/16	USD	3,411	EUR	3,075	(35)
UBS AG	9/21/16	USD	2,218	EUR	2,018	(42)
JPMorgan Chase Bank N.A.	9/21/16	USD	2,067	EUR	1,873	(32)
Citibank, N.A.	9/21/16	USD	2,003	EUR	1,799	(13)
JPMorgan Chase Bank N.A.	9/21/16	USD	1,900	EUR	1,671	28
JPMorgan Chase Bank N.A.	9/13/16	USD	1,340	JPY	134,640	18

International Explorer Fund

Barclays Bank PLC	9/21/16	USD	1,289	GBP	986	(18)
Citibank, N.A.	9/13/16	USD	1,140	JPY	119,340	(32)
Barclays Bank PLC	9/13/16	USD	1,123	JPY	116,910	(25)
Citibank, N.A.	9/20/16	USD	1,007	AUD	1,343	(12)
UBS AG	9/20/16	USD	915	AUD	1,228	(16)
Goldman Sachs International	9/21/16	USD	853	GBP	655	(15)
Barclays Bank PLC	9/21/16	USD	683	GBP	514	2
JPMorgan Chase Bank N.A.	9/21/16	USD	615	GBP	465	(1)
Citibank, N.A.	9/21/16	USD	525	GBP	399	(4)
JPMorgan Chase Bank N.A.	9/20/16	USD	464	AUD	634	(16)
BNP Paribas	9/20/16	USD	388	AUD	519	(6)
						555

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

F. At July 31, 2016, the cost of investment securities for tax purposes was $2,682,693,000. Net unrealized appreciation of investment securities for tax purposes was $286,103,000, consisting of unrealized gains of $513,787,000 on securities that had risen in value since their purchase and $227,684,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2015		from		Capital Gain	July 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Bufab Holding AB	12,344	469	1,847	409	----	15,721
Vanguard FTSE All World	23,646	----	----	516	—	24,331
ex-US Small-Cap ETF
Vanguard Market Liquidity	208,878	NA2	NA2	354	—	124,026
Fund
Total	244,868			1,279	----	164,078
1 Includes net realized gain (loss) on affiliated investment securities sold of ($378,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Mid-Cap Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (95.7%)1
Consumer Discretionary (21.9%)
Brunswick Corp.	2,269,780	112,626
* MGM Resorts International	3,960,545	94,974
* Norwegian Cruise Line Holdings Ltd.	1,878,320	80,016
Dollar General Corp.	711,726	67,429
Royal Caribbean Cruises Ltd.	917,525	66,466
Ross Stores Inc.	1,070,700	66,201
Newell Brands Inc.	1,258,800	66,037
Six Flags Entertainment Corp.	989,647	55,806
Tractor Supply Co.	577,335	52,913
Hanesbrands Inc.	1,691,000	45,082
* JC Penney Co. Inc.	4,094,915	39,557
* O'Reilly Automotive Inc.	115,621	33,603
* Toll Brothers Inc.	1,146,150	32,104
BorgWarner Inc.	901,704	29,919
* Sally Beauty Holdings Inc.	790,492	23,185
* Chipotle Mexican Grill Inc. Class A	45,400	19,249
Interpublic Group of Cos. Inc.	832,580	19,199
* Burlington Stores Inc.	148,289	11,346
Darden Restaurants Inc.	132,835	8,177
* G-III Apparel Group Ltd.	199,255	7,976
		931,865
Consumer Staples (2.9%)
Tyson Foods Inc. Class A	754,500	55,531
Mead Johnson Nutrition Co.	578,400	51,593
* Herbalife Ltd.	268,200	18,241
		125,365
Energy (1.8%)
Superior Energy Services Inc.	2,031,230	32,439
* Concho Resources Inc.	225,975	28,066
* Diamondback Energy Inc.	182,266	16,001
		76,506
Financials (13.9%)
Popular Inc.	2,811,295	94,712
SEI Investments Co.	1,802,640	81,119
Intercontinental Exchange Inc.	271,180	71,646
Assured Guaranty Ltd.	2,324,735	62,280
Lazard Ltd. Class A	1,433,458	51,232
* Signature Bank	400,984	48,214
Willis Towers Watson plc	358,200	44,281
Equinix Inc.	115,850	43,197
* Affiliated Managers Group Inc.	207,290	30,426
* CBRE Group Inc. Class A	888,185	25,269
Nasdaq Inc.	308,200	21,808
^ MGM Growth Properties LLC Class A	722,910	19,598
		593,782
Health Care (15.3%)
* Centene Corp.	1,477,663	104,249

* BioMarin Pharmaceutical Inc.	822,352	81,758
Agilent Technologies Inc.	1,465,895	70,524
* MEDNAX Inc.	1,008,600	69,503
* Cerner Corp.	928,600	57,935
Zoetis Inc.	882,500	44,540
Dentsply Sirona Inc.	648,807	41,550
* Mettler-Toledo International Inc.	100,900	41,491
Cigna Corp.	299,675	38,646
* Align Technology Inc.	334,200	29,794
* IDEXX Laboratories Inc.	231,658	21,727
Perrigo Co. plc	220,100	20,115
* ICON plc	139,030	10,798
* Edwards Lifesciences Corp.	59,475	6,811
Danaher Corp.	76,750	6,251
* Intercept Pharmaceuticals Inc.	26,250	4,542
		650,234
Industrials (11.8%)
* Old Dominion Freight Line Inc.	1,028,600	71,652
Delta Air Lines Inc.	1,439,645	55,786
* Verisk Analytics Inc. Class A	638,400	54,443
ManpowerGroup Inc.	749,160	51,992
KAR Auction Services Inc.	1,129,150	48,294
* HD Supply Holdings Inc.	1,226,470	44,386
* TransDigm Group Inc.	139,500	38,993
* Middleby Corp.	264,200	31,804
Dun & Bradstreet Corp.	164,100	21,210
* Copart Inc.	420,300	21,200
Equifax Inc.	157,065	20,805
Rockwell Collins Inc.	242,100	20,486
Southwest Airlines Co.	481,925	17,836
Snap-on Inc.	33,230	5,223
		504,110
Information Technology (23.6%)
* Vantiv Inc. Class A	1,822,849	99,837
SS&C Technologies Holdings Inc.	2,417,422	77,889
* Red Hat Inc.	875,850	65,943
* salesforce.com Inc.	709,015	57,997
* CoStar Group Inc.	264,479	54,985
* Akamai Technologies Inc.	963,672	48,694
* NXP Semiconductors NV	569,990	47,931
* Guidewire Software Inc.	768,500	47,240
* Genpact Ltd.	1,512,322	40,485
MAXIMUS Inc.	639,405	37,674
Booz Allen Hamilton Holding Corp. Class A	1,164,700	35,966
CSRA Inc.	1,332,800	35,879
* Euronet Worldwide Inc.	461,860	35,222
* Ultimate Software Group Inc.	168,360	35,204
* Manhattan Associates Inc.	548,370	31,833
* Tyler Technologies Inc.	186,905	30,469
* Palo Alto Networks Inc.	216,250	28,305
* Cognizant Technology Solutions Corp. Class A	488,105	28,061
* PTC Inc.	637,955	25,346
* Electronics For Imaging Inc.	506,662	22,440
Belden Inc.	279,585	20,468
Monolithic Power Systems Inc.	254,880	18,535
* ServiceNow Inc.	216,263	16,202

	Broadcom Ltd.			94,225	15,263
*	Trimble Navigation Ltd.			540,625	14,294
*	Cavium Inc.			290,390	13,553
	Applied Materials Inc.			383,075	10,071
*	Tableau Software Inc. Class A			165,275	9,340
*	Fortinet Inc.			46,335	1,607
					1,006,733
	Materials (2.8%)
	Vulcan Materials Co.			380,200	47,137
	Ball Corp.			650,400	45,964
*	Axalta Coating Systems Ltd.			900,600	25,712
					118,813
	Other (0.3%)
2	Vanguard Mid-Cap Growth ETF			100,223	10,737

	Telecommunication Services (1.4%)
*	SBA Communications Corp. Class A			514,300	59,144

	Total Common Stocks (Cost $3,581,223)				4,077,289
		Coupon
	Temporary Cash Investments (3.6%)1
	Money Market Fund (3.5%)
	3,4 Vanguard Market Liquidity Fund	0.561%		149,129,960	149,130

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
	5,6 Federal Home Loan Bank Discount Notes	0.340%	9/7/16	4,800,000	4,799
5	Federal Home Loan Bank Discount Notes	0.370%	10/7/16	100,000	100
					4,899
	Total Temporary Cash Investments (Cost $154,027)				154,029
	Total Investments (99.3%) (Cost $3,735,250)				4,231,318
	Other Assets and Liabilities-Net (0.7%)4				30,984
	Net Assets (100%)				4,262,302

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,148,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 1.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $4,284,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,199,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Mid-Cap Growth Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,077,289	—	—
Temporary Cash Investments	149,130	4,899	—
Futures Contracts—Assets[1]	192	—	—
Total	4,226,611	4,899	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Mid-Cap Growth Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	September 2016	335	52,156	2,514
E-mini S&P 500 Index	September 2016	404	43,798	17
				2,531

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2016, the cost of investment securities for tax purposes was $3,735,250,000. Net unrealized appreciation of investment securities for tax purposes was $496,068,000, consisting of unrealized gains of $574,329,000 on securities that had risen in value since their purchase and $78,261,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Basic Materials (3.2%)
EI du Pont de Nemours & Co.	2,052,855	141,996
Dow Chemical Co.	2,616,621	140,434
Air Products & Chemicals Inc.	498,003	74,412
LyondellBasell Industries NV Class A	842,989	63,443
International Paper Co.	966,563	44,278
Nucor Corp.	743,830	39,899
Mosaic Co.	837,839	22,622
RPM International Inc.	318,506	17,282
Avery Dennison Corp.	206,549	16,088
Steel Dynamics Inc.	543,347	14,572
CF Industries Holdings Inc.	563,977	13,919
Reliance Steel & Aluminum Co.	155,023	12,160
Olin Corp.	374,816	7,834
Scotts Miracle-Gro Co. Class A	82,822	6,108
Huntsman Corp.	384,295	5,941
Compass Minerals International Inc.	84,288	5,866
Axiall Corp.	170,649	5,572
Domtar Corp.	137,537	5,415
Commercial Metals Co.	269,868	4,464
* Ingevity Corp.	98,571	3,772
KapStone Paper and Packaging Corp.	201,451	2,877
A Schulman Inc.	84,913	2,489
Innophos Holdings Inc.	53,705	2,312
Ferroglobe plc	225,884	2,105
Rayonier Advanced Materials Inc.	111,665	1,538
		657,398
Consumer Goods (15.4%)
Procter & Gamble Co.	6,247,726	534,743
Coca-Cola Co.	9,687,572	422,669
PepsiCo Inc.	3,410,399	371,461
Philip Morris International Inc.	3,666,778	367,631
Altria Group Inc.	4,588,499	310,641
Kraft Heinz Co.	1,393,493	120,384
Ford Motor Co.	9,155,265	115,906
Kimberly-Clark Corp.	843,566	109,284
General Motors Co.	3,326,459	104,917
General Mills Inc.	1,388,505	99,820
Reynolds American Inc.	1,933,466	96,789
Johnson Controls Inc.	1,507,794	69,238
Archer-Daniels-Midland Co.	1,384,526	62,414
ConAgra Foods Inc.	1,022,859	47,829
Kellogg Co.	556,060	45,992
Stanley Black & Decker Inc.	347,441	42,284
Clorox Co.	302,473	39,645
Genuine Parts Co.	346,013	35,376
Coach Inc.	660,994	28,496
Mattel Inc.	801,001	26,737
Harley-Davidson Inc.	430,580	22,786

Bunge Ltd.	334,277	22,009
Hasbro Inc.	265,022	21,528
* Coca-Cola European Partners plc	540,461	20,175
Leggett & Platt Inc.	311,514	16,376
Pinnacle Foods Inc.	271,127	13,613
Flowers Foods Inc.	424,601	7,808
B&G Foods Inc.	145,145	7,488
Tupperware Brands Corp.	107,597	6,744
Nu Skin Enterprises Inc. Class A	115,388	6,162
Vector Group Ltd.	242,410	5,355
HNI Corp.	99,642	5,194
Universal Corp.	61,773	3,664
Steelcase Inc. Class A	231,030	3,350
MDC Holdings Inc.	106,431	2,801
^ Cal-Maine Foods Inc.	64,121	2,687
Schweitzer-Mauduit International Inc.	70,174	2,653
Knoll Inc.	102,468	2,587
Cosan Ltd.	334,414	2,234
Briggs & Stratton Corp.	93,271	2,120
Superior Industries International Inc.	47,950	1,465
National Presto Industries Inc.	14,848	1,330
		3,232,385
Consumer Services (5.7%)
Wal-Mart Stores Inc.	3,689,377	269,214
McDonald's Corp.	2,057,368	242,049
Target Corp.	1,429,351	107,673
Sysco Corp.	1,225,208	63,454
Las Vegas Sands Corp.	946,724	47,952
Omnicom Group Inc.	555,610	45,721
Carnival Corp.	926,869	43,303
L Brands Inc.	513,930	37,980
Viacom Inc. Class B	819,313	37,254
Macy's Inc.	763,684	27,363
Best Buy Co. Inc.	626,345	21,045
Wynn Resorts Ltd.	194,938	19,094
Kohl's Corp.	444,100	18,470
Darden Restaurants Inc.	294,414	18,124
Gap Inc.	570,306	14,708
Staples Inc.	1,451,919	13,488
KAR Auction Services Inc.	313,738	13,419
H&R Block Inc.	533,724	12,697
Six Flags Entertainment Corp.	215,917	12,176
TEGNA Inc.	512,324	11,220
Cinemark Holdings Inc.	245,301	9,223
GameStop Corp. Class A	274,963	8,510
^ Cracker Barrel Old Country Store Inc.	52,287	8,231
^ Nordstrom Inc.	173,137	7,658
American Eagle Outfitters Inc.	415,301	7,442
John Wiley & Sons Inc. Class A	97,290	5,614
International Game Technology plc	258,625	5,405
Interval Leisure Group Inc.	276,406	4,970
Hillenbrand Inc.	146,257	4,731
Meredith Corp.	86,800	4,729
^ Regal Entertainment Group Class A	188,985	4,445
Time Inc.	249,660	4,077
Gannett Co. Inc.	280,253	3,576
DineEquity Inc.	43,507	3,540

Abercrombie & Fitch Co.	170,264	3,526
Extended Stay America Inc.	190,869	2,703
SeaWorld Entertainment Inc.	170,926	2,632
ClubCorp Holdings Inc.	166,288	2,411
National CineMedia Inc.	144,694	2,254
Tailored Brands Inc.	152,890	2,240
Cato Corp. Class A	60,081	2,149
Bob Evans Farms Inc.	55,072	2,026
New Media Investment Group Inc.	106,869	1,887
Pier 1 Imports Inc.	324,460	1,661
Weis Markets Inc.	30,283	1,565
Speedway Motorsports Inc.	36,690	648
^ Buckle Inc.	14,721	403
Rent-A-Center Inc.	18,772	203
Copa Holdings SA Class A	2,372	159
Guess? Inc.	5,356	79
		1,185,101
Financials (13.0%)
Wells Fargo & Co.	11,861,225	568,983
JPMorgan Chase & Co.	8,623,005	551,614
Chubb Ltd.	1,071,986	134,277
BlackRock Inc.	288,298	105,589
PNC Financial Services Group Inc.	1,158,373	95,740
MetLife Inc.	2,095,265	89,552
Travelers Cos. Inc.	682,718	79,345
Prudential Financial Inc.	1,041,686	78,429
CME Group Inc.	750,256	76,706
BB&T Corp.	1,877,790	69,234
Aflac Inc.	919,416	66,455
SunTrust Banks Inc.	1,158,674	49,000
M&T Bank Corp.	348,466	39,920
T. Rowe Price Group Inc.	551,237	38,967
Ameriprise Financial Inc.	397,199	38,068
Fifth Third Bancorp	1,805,507	34,269
Principal Financial Group Inc.	687,395	32,053
Invesco Ltd.	1,003,835	29,292
Regions Financial Corp.	3,013,817	27,637
Cincinnati Financial Corp.	329,098	24,584
FNF Group	641,951	24,182
KeyCorp	1,982,724	23,198
Western Union Co.	1,140,092	22,802
Arthur J Gallagher & Co.	409,890	20,162
Huntington Bancshares Inc.	1,888,793	17,944
New York Community Bancorp Inc.	1,139,944	16,472
Navient Corp.	880,001	12,496
People's United Financial Inc.	773,481	11,726
Axis Capital Holdings Ltd.	203,311	11,300
PacWest Bancorp	265,624	10,984
Old Republic International Corp.	558,562	10,825
First American Financial Corp.	257,139	10,751
Eaton Vance Corp.	265,062	10,022
Lazard Ltd. Class A	259,624	9,279
Allied World Assurance Co. Holdings AG	217,006	8,895
Cullen/Frost Bankers Inc.	128,768	8,742
First Niagara Financial Group Inc.	798,808	8,132
FirstMerit Corp.	381,901	8,108
Umpqua Holdings Corp.	530,923	8,086

Validus Holdings Ltd.	156,054	7,714
Janus Capital Group Inc.	460,630	6,956
Federated Investors Inc. Class B	213,724	6,747
Bank of Hawaii Corp.	96,129	6,625
ProAssurance Corp.	126,485	6,534
BankUnited Inc.	214,753	6,447
RLI Corp.	87,052	5,934
Fulton Financial Corp.	434,117	5,926
Valley National Bancorp	648,767	5,884
IBERIABANK Corp.	92,520	5,780
Hancock Holding Co.	194,721	5,645
FNB Corp.	465,313	5,560
NorthStar Asset Management Group Inc.	454,843	5,394
Washington Federal Inc.	210,992	5,275
^ United Bankshares Inc.	134,557	5,154
LPL Financial Holdings Inc.	186,429	5,024
Glacier Bancorp Inc.	172,774	4,765
Capitol Federal Financial Inc.	331,656	4,700
BBCN Bancorp Inc.	299,390	4,602
Old National Bancorp	334,519	4,402
Community Bank System Inc.	94,988	4,192
Columbia Banking System Inc.	137,017	4,154
TFS Financial Corp.	210,174	3,825
Mercury General Corp.	68,968	3,819
BGC Partners Inc. Class A	429,263	3,808
^ Chemical Financial Corp.	90,209	3,733
Trustmark Corp.	140,956	3,679
Northwest Bancshares Inc.	239,865	3,576
CVB Financial Corp.	216,048	3,554
Horace Mann Educators Corp.	96,764	3,307
NRG Yield Inc. Class A	191,389	3,288
CNA Financial Corp.	100,481	3,198
LegacyTexas Financial Group Inc.	111,719	3,186
^ BOK Financial Corp.	48,142	3,140
Provident Financial Services Inc.	151,667	3,056
Artisan Partners Asset Management Inc. Class A	109,025	3,048
NBT Bancorp Inc.	99,062	2,954
First Financial Bancorp	138,067	2,942
Kemper Corp.	84,133	2,883
Independent Bank Corp.	54,395	2,731
HFF Inc. Class A	95,682	2,699
WesBanco Inc.	85,059	2,630
Simmons First National Corp. Class A	56,416	2,592
^ Westamerica Bancorporation	54,475	2,562
Park National Corp.	28,209	2,525
Oritani Financial Corp.	152,841	2,479
Boston Private Financial Holdings Inc.	194,357	2,356
Safety Insurance Group Inc.	36,208	2,306
Tompkins Financial Corp.	31,072	2,260
American National Insurance Co.	19,762	2,260
Maiden Holdings Ltd.	161,287	2,253
Cohen & Steers Inc.	45,605	1,966
S&T Bancorp Inc.	73,900	1,884
Brookline Bancorp Inc.	158,969	1,811
First Commonwealth Financial Corp.	180,283	1,740
Sandy Spring Bancorp Inc.	56,776	1,694
FBL Financial Group Inc. Class A	26,721	1,667

City Holding Co.	34,930	1,631
Flushing Financial Corp.	65,796	1,468
1st Source Corp.	41,369	1,390
TrustCo Bank Corp. NY	201,554	1,336
Washington Trust Bancorp Inc.	35,157	1,335
Stock Yards Bancorp Inc.	44,193	1,305
BancFirst Corp.	19,306	1,266
Community Trust Bancorp Inc.	36,332	1,264
Dime Community Bancshares Inc.	69,236	1,198
NRG Yield Inc.	64,490	1,157
First Financial Corp.	26,104	1,000
Republic Bancorp Inc. Class A	27,026	806
Greenhill & Co. Inc.	32,376	642
Waddell & Reed Financial Inc. Class A	6,180	113
Willis Towers Watson plc	8	1
		2,720,557
Health Care (11.9%)
Johnson & Johnson	6,438,927	806,347
Pfizer Inc.	14,226,401	524,812
Merck & Co. Inc.	6,504,895	381,577
Bristol-Myers Squibb Co.	3,909,245	292,450
AbbVie Inc.	3,799,922	251,669
Eli Lilly & Co.	2,310,404	191,509
Quest Diagnostics Inc.	331,516	28,630
Owens & Minor Inc.	145,792	5,206
*,^ Innoviva Inc.	228,753	2,944
Abaxis Inc.	57,236	2,831
Meridian Bioscience Inc.	106,386	2,060
Kindred Healthcare Inc.	73,487	901
PDL BioPharma Inc.	97,091	342
		2,491,278
Industrials (12.4%)
General Electric Co.	21,761,082	677,640
3M Co.	1,411,105	251,685
Boeing Co.	1,361,062	181,919
^ Lockheed Martin Corp.	716,693	181,130
United Parcel Service Inc. Class B	1,603,199	173,306
Caterpillar Inc.	1,374,797	113,778
Raytheon Co.	696,867	97,234
Automatic Data Processing Inc.	1,053,538	93,712
Emerson Electric Co.	1,505,347	84,149
Waste Management Inc.	1,034,178	68,380
Eaton Corp. plc	1,073,925	68,098
CSX Corp.	2,291,087	64,906
Norfolk Southern Corp.	701,188	62,953
Deere & Co.	699,214	54,336
PACCAR Inc.	843,110	49,718
Cummins Inc.	401,602	49,305
Paychex Inc.	757,320	44,894
Republic Services Inc. Class A	660,148	33,839
Fastenal Co.	638,152	27,281
WestRock Co.	598,716	25,691
Xerox Corp.	2,402,809	24,749
CH Robinson Worldwide Inc.	334,326	23,276
Packaging Corp. of America	220,107	16,440
Sonoco Products Co.	215,499	10,975

	MDU Resources Group Inc.	449,336	10,806
	RR Donnelley & Sons Co.	498,248	8,929
	Ryder System Inc.	132,227	8,714
^	MSC Industrial Direct Co. Inc. Class A	115,434	8,292
	National Instruments Corp.	226,856	6,506
	Timken Co.	162,488	5,435
	Kennametal Inc.	210,451	5,232
	CEB Inc.	74,206	4,455
	Covanta Holding Corp.	270,318	4,330
	GATX Corp.	94,810	4,241
	MSA Safety Inc.	71,604	4,001
	Aircastle Ltd.	165,282	3,673
	Applied Industrial Technologies Inc.	73,035	3,429
	Brady Corp. Class A	98,212	3,156
	Otter Tail Corp.	81,092	2,826
	Scorpio Tankers Inc.	592,134	2,819
^	Nordic American Tankers Ltd.	225,789	2,777
^	Greenbrier Cos. Inc.	82,674	2,714
^	Ship Finance International Ltd.	175,966	2,657
	Greif Inc. Class A	61,738	2,477
	Outerwall Inc.	45,434	2,392
^	Seaspan Corp. Class A	153,798	2,307
	ManTech International Corp. Class A	58,349	2,305
	General Cable Corp.	136,329	2,008
	Raven Industries Inc.	91,863	1,907
*	Triton International Ltd.	110,457	1,855
	AVX Corp.	118,244	1,615
^	GasLog Ltd.	117,214	1,567
	McGrath RentCorp	48,783	1,555
	H&E Equipment Services Inc.	77,480	1,443
	American Railcar Industries Inc.	26,701	1,122
	Myers Industries Inc.	53,353	798
	Schnitzer Steel Industries Inc.	19,439	379
	Textainer Group Holdings Ltd.	12,531	149
	Teekay Corp.	7,777	48
	Daktronics Inc.	3,708	24
			2,598,337
Oil & Gas (10.0%)
	Exxon Mobil Corp.	9,732,583	865,713
	Chevron Corp.	4,440,175	455,029
	Occidental Petroleum Corp.	1,796,912	134,283
	ConocoPhillips	2,894,394	118,149
	Phillips 66	1,241,248	94,409
	Kinder Morgan Inc.	4,479,187	91,062
	Spectra Energy Corp.	1,616,172	58,134
	Valero Energy Corp.	1,110,188	58,041
	Marathon Petroleum Corp.	1,251,022	49,278
	Williams Cos. Inc.	1,762,545	42,248
	National Oilwell Varco Inc.	901,054	29,149
	Helmerich & Payne Inc.	255,633	15,842
	OGE Energy Corp.	480,147	15,446
	Targa Resources Corp.	351,179	13,085
	HollyFrontier Corp.	434,684	11,050
	Murphy Oil Corp.	399,561	10,960
	Patterson-UTI Energy Inc.	360,127	6,983
	Oceaneering International Inc.	244,192	6,808
	PBF Energy Inc. Class A	241,337	5,392

Pattern Energy Group Inc. Class A	149,871	3,652
Western Refining Inc.	110,496	2,304
Archrock Inc.	195,283	1,740
^ Frank's International NV	115,768	1,426
SemGroup Corp. Class A	22,386	648
Noble Corp. plc	40,259	297
Delek US Holdings Inc.	4,944	62
CVR Energy Inc.	1,648	24
		2,091,214
Other (0.0%)2
* Safeway Inc CVR (Casa Ley) Expire 1/30/2018	364	—

* Safeway Inc CVR (PDC) Expire 1/30/2017	364	—
		—
Technology (13.9%)
Microsoft Corp.	17,880,024	1,013,440
Intel Corp.	11,109,531	387,278
International Business Machines Corp.	2,252,617	361,815
Cisco Systems Inc.	11,807,842	360,493
QUALCOMM Inc.	3,454,254	216,167
Texas Instruments Inc.	2,339,641	163,190
HP Inc.	4,125,464	57,798
Analog Devices Inc.	729,089	46,538
Linear Technology Corp.	553,101	33,181
Xilinx Inc.	597,291	30,510
Western Digital Corp.	636,188	30,225
Microchip Technology Inc.	513,891	28,593
KLA-Tencor Corp.	362,085	27,413
Maxim Integrated Products Inc.	669,617	27,307
Harris Corp.	290,877	25,196
CA Inc.	724,287	25,097
Seagate Technology plc	417,729	13,380
Garmin Ltd.	244,303	13,273
Cypress Semiconductor Corp.	779,609	9,075
Pitney Bowes Inc.	454,492	8,776
Lexmark International Inc. Class A	153,029	5,612
Science Applications International Corp.	88,354	5,368
Diebold Inc.	184,284	5,204
Cogent Communications Holdings Inc.	101,202	4,324
Intersil Corp. Class A	265,874	4,063
West Corp.	104,770	2,316
Brooks Automation Inc.	163,895	2,054
Computer Programs & Systems Inc.	38,282	1,517
Epiq Systems Inc.	78,380	1,281
		2,910,484
Telecommunications (5.8%)
AT&T Inc.	14,495,257	627,500
Verizon Communications Inc.	9,570,710	530,313
CenturyLink Inc.	1,319,356	41,481
Frontier Communications Corp.	2,803,164	14,576
Consolidated Communications Holdings Inc.	121,444	3,394
EarthLink Holdings Corp.	238,492	1,617
Windstream Holdings Inc.	53,971	502
		1,219,383
Utilities (8.4%)
Duke Energy Corp.	1,636,159	140,039

NextEra Energy Inc.	1,074,288	137,820
Southern Co.	2,209,453	118,206
Dominion Resources Inc.	1,453,689	113,417
Exelon Corp.	2,171,948	80,970
American Electric Power Co. Inc.	1,142,323	79,163
PG&E Corp.	1,148,521	73,436
Sempra Energy	584,626	65,408
PPL Corp.	1,582,330	59,670
Edison International	757,623	58,625
Consolidated Edison Inc.	721,168	57,751
Public Service Enterprise Group Inc.	1,214,924	55,899
Xcel Energy Inc.	1,170,044	51,459
WEC Energy Group Inc.	736,101	47,780
Eversource Energy	736,740	43,092
DTE Energy Co.	415,332	40,503
FirstEnergy Corp.	1,021,221	35,661
Entergy Corp.	427,717	34,812
Ameren Corp.	562,836	29,515
CMS Energy Corp.	648,975	29,321
CenterPoint Energy Inc.	1,005,014	24,040
SCANA Corp.	297,721	22,311
ONEOK Inc.	496,909	22,257
Alliant Energy Corp.	523,813	21,083
Pinnacle West Capital Corp.	257,071	20,275
AES Corp.	1,574,758	19,448
NiSource Inc.	737,575	18,926
Atmos Energy Corp.	236,214	18,848
UGI Corp.	401,136	18,155
Westar Energy Inc. Class A	326,469	18,142
Aqua America Inc.	337,378	11,687
Piedmont Natural Gas Co. Inc.	189,506	11,332
Great Plains Energy Inc.	352,638	10,502
NRG Energy Inc.	756,669	10,472
National Fuel Gas Co.	181,334	10,247
Questar Corp.	406,579	10,234
Vectren Corp.	194,002	10,036
IDACORP Inc.	115,569	9,344
Portland General Electric Co.	210,142	9,177
Southwest Gas Corp.	108,869	8,437
WGL Holdings Inc.	117,051	8,286
Hawaiian Electric Industries Inc.	257,892	8,008
ONE Gas Inc.	122,361	7,949
New Jersey Resources Corp.	202,182	7,529
Black Hills Corp.	119,016	7,504
NorthWestern Corp.	114,526	6,956
Spire Inc.	100,076	6,945
ALLETE Inc.	105,514	6,737
Avangrid Inc.	143,166	6,463
PNM Resources Inc.	185,226	6,364
Avista Corp.	144,464	6,284
South Jersey Industries Inc.	189,046	6,027
MGE Energy Inc.	79,632	4,471
El Paso Electric Co.	92,443	4,408
Northwest Natural Gas Co.	64,450	4,185
California Water Service Group	116,083	3,916
Empire District Electric Co.	103,124	3,478

* Atlantica Yield plc			75,141	1,514
				1,764,524
Total Common Stocks (Cost $17,613,226)				20,870,661
	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund	0.561%		67,141,000	67,141

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6 Federal Home Loan Bank Discount Notes	0.370%	9/14/16	100,000	100
5,6 Federal Home Loan Bank Discount Notes	0.400%	9/16/16	2,100,000	2,099
5,6 Federal Home Loan Bank Discount Notes	0.390%	9/21/16	1,100,000	1,100
				3,299
Total Temporary Cash Investments (Cost $70,440)				70,440
Total Investments (100.0%) (Cost $17,683,666)				20,941,101
Other Assets and Liabilities-Net (0.0%)4				545
Net Assets (100%)				20,941,646

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,176,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $33,105,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,599 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

High Dividend Yield Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,870,661	—	—
Temporary Cash Investments	67,141	3,299	—
Futures Contracts—Assets[1]	106	—	—
Total	20,937,908	3,299	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	606	65,696	1,573

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

High Dividend Yield Index Fund

D. At July 31, 2016, the cost of investment securities for tax purposes was $17,684,587,000. Net unrealized appreciation of investment securities for tax purposes was $3,256,514,000, consisting of unrealized gains of $3,623,659,000 on securities that had risen in value since their purchase and $367,145,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments  (unaudited)
As of July 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (94.5%)1
Consumer Discretionary (13.1%)
	Whirlpool Corp.	928,800	178,664
	Hanesbrands Inc.	6,700,000	178,622
	Royal Caribbean Cruises Ltd.	2,416,700	175,066
*	Norwegian Cruise Line Holdings Ltd.	3,996,300	170,242
	L Brands Inc.	1,722,700	127,308
	Meredith Corp.	1,541,644	83,989
^,2 SeaWorld Entertainment Inc.		4,686,700	72,175
	Interpublic Group of Cos. Inc.	2,152,894	49,646
	News Corp. Class A	3,579,375	46,424
	Omnicom Group Inc.	531,150	43,708
	Dana Inc.	2,360,300	32,194
	Staples Inc.	3,090,600	28,712
			1,186,750
Consumer Staples (2.7%)
	Reynolds American Inc.	3,121,776	156,276
*	Coca-Cola European Partners plc	1,503,600	56,129
	Kellogg Co.	337,425	27,909
			240,314
Energy (6.5%)
2	PBF Energy Inc. Class A	5,342,057	119,342
	Devon Energy Corp.	3,031,000	116,027
^	Vermilion Energy Inc.	2,429,000	80,934
^	Golar LNG Ltd.	4,144,608	70,293
	Murphy Oil Corp.	1,521,653	41,739
*	WPX Energy Inc.	3,037,079	30,340
	Cenovus Energy Inc.	2,004,475	28,664
	Noble Corp. plc	3,160,316	23,323
	Baker Hughes Inc.	437,251	20,914
	Superior Energy Services Inc.	1,120,132	17,888
*	FMC Technologies Inc.	637,475	16,179
	Rowan Cos. plc Class A	996,725	15,190
	Nabors Industries Ltd.	885,000	7,965
^	Tidewater Inc.	556,400	2,376
*	Paragon Offshore plc	870,105	446
			591,620
Financials (28.7%)
	Willis Towers Watson plc	1,424,445	176,090
	Discover Financial Services	2,932,800	166,700
	Host Hotels & Resorts Inc.	9,369,900	166,222
	New York Community Bancorp Inc.	11,031,100	159,399
	Capital One Financial Corp.	2,335,300	156,652
	Unum Group	4,292,805	143,423
	Fifth Third Bancorp	7,092,900	134,623
	FNF Group	3,109,700	117,142
	Ameriprise Financial Inc.	1,198,400	114,855
	Navient Corp.	7,909,347	112,313
	KeyCorp	7,793,725	91,187
	Everest Re Group Ltd.	448,462	84,764

	Axis Capital Holdings Ltd.	1,509,138	83,878
	Corporate Office Properties Trust	2,711,710	81,243
	Voya Financial Inc.	2,829,840	72,529
	CNA Financial Corp.	2,259,996	71,936
	Lamar Advertising Co. Class A	840,850	57,060
*	XL Group Ltd.	1,631,430	56,464
	Invesco Ltd.	1,737,550	50,702
	Valley National Bancorp	5,568,700	50,508
	Comerica Inc.	1,040,025	47,051
^	Element Financial Corp.	3,842,400	41,259
	Franklin Resources Inc.	1,059,950	38,360
	Regions Financial Corp.	4,105,725	37,649
	Torchmark Corp.	576,858	35,690
*	SLM Corp.	4,109,300	29,546
	Webster Financial Corp.	765,100	27,513
	Validus Holdings Ltd.	541,925	26,787
	MFA Financial Inc.	3,014,000	22,665
	Legg Mason Inc.	639,775	21,842
	Hospitality Properties Trust	583,800	18,629
	Allstate Corp.	269,225	18,396
	Endurance Specialty Holdings Ltd.	260,000	17,584
	Aspen Insurance Holdings Ltd.	353,251	16,235
	Progressive Corp.	495,225	16,100
	Synovus Financial Corp.	420,221	12,791
	Hartford Financial Services Group Inc.	313,800	12,505
	Assurant Inc.	80,045	6,645
*	Genworth Financial Inc. Class A	2,224,850	6,363
	RMR Group Inc. Class A	9,691	330
			2,601,630
Health Care (4.0%)
	Cigna Corp.	1,363,725	175,866
	Cardinal Health Inc.	1,962,500	164,065
	Aetna Inc.	154,800	17,835
			357,766
Industrials (16.8%)
	Stanley Black & Decker Inc.	1,553,175	189,021
	Tyco International plc	3,781,100	172,305
	Owens Corning	3,170,432	167,747
*	AerCap Holdings NV	4,443,188	162,221
	Eaton Corp. plc	2,081,100	131,962
*	Spirit AeroSystems Holdings Inc. Class A	2,799,007	121,421
*	JetBlue Airways Corp.	5,138,340	94,186
	KBR Inc.	6,339,700	88,883
	Ryder System Inc.	1,039,600	68,510
	CNH Industrial NV	7,751,300	55,267
	Terex Corp.	2,115,440	51,067
*,^ Air France-KLM ADR		8,488,085	49,655
*	AECOM	1,380,510	48,994
	Parker-Hannifin Corp.	427,475	48,813
	Dover Corp.	664,325	47,453
	Actuant Corp. Class A	1,038,025	24,653
			1,522,158
Information Technology (9.4%)
	Ingram Micro Inc.	4,595,009	157,333
*	Micron Technology Inc.	9,780,588	134,385
	Microchip Technology Inc.	2,319,500	129,057

Total System Services Inc.			1,483,236	75,526
Seagate Technology plc			1,861,600	59,627
Hewlett Packard Enterprise Co.			2,214,625	46,551
* ON Semiconductor Corp.			4,216,096	42,287
Avnet Inc.			960,391	39,472
* Flextronics International Ltd.			2,982,200	37,785
* Celestica Inc.			2,887,239	31,991
HP Inc.			2,175,125	30,474
* Genpact Ltd.			1,016,327	27,207
* Arrow Electronics Inc.			304,204	20,227
Jabil Circuit Inc.			711,890	14,487
CDW Corp.			145,485	6,246
				852,655
Materials (8.5%)
* Kinross Gold Corp.			49,503,935	255,935
CRH plc ADR			5,793,799	178,217
FMC Corp.			2,927,400	139,169
Yamana Gold Inc. (New York Shares)			19,703,040	112,504
* Axalta Coating Systems Ltd.			2,934,200	83,772
				769,597
Utilities (4.8%)
Pinnacle West Capital Corp.			2,008,600	158,418
Xcel Energy Inc.			3,052,337	134,242
CenterPoint Energy Inc.			2,234,617	53,452
Edison International			558,150	43,190
PG&E Corp.			312,425	19,976
Exelon Corp.			483,693	18,032
NRG Energy Inc.			796,234	11,020
				438,330
Total Common Stocks (Cost $6,914,212)				8,560,820
	Coupon
Temporary Cash Investments (6.1%)1
Money Market Fund (5.9%)
3,4 Vanguard Market Liquidity Fund	0.561%		536,948,293	536,948

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
5,6 Federal Home Loan Bank Discount Notes	0.335%	8/12/16	10,000	9,999
5,6 Federal Home Loan Bank Discount Notes	0.516%	8/31/16	5,000	4,999
				14,998
Total Temporary Cash Investments (Cost $551,945)				551,946
Total Investments (100.6%) (Cost $7,466,157)				9,112,766
Other Assets and Liabilities-Net (-0.6%)4				(52,694)
Net Assets (100%)				9,060,072

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $50,974,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.3% and 4.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $55,030,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $6,299,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,560,820	—	—
Temporary Cash Investments	536.948	14,998	—
Futures Contracts—Assets[1]	261	—	—
Total	9,098,029	14,998	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio

Selected Value Fund

turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	1,540	166,951	4,263

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2016, the cost of investment securities for tax purposes was $7,466,157,000. Net unrealized appreciation of investment securities for tax purposes was $1,646,609,000, consisting of unrealized gains of $2,294,593,000 on securities that had risen in value since their purchase and $647,984,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Selected Value Fund

		Current Period Transactions
	Oct. 31,		Proceeds
	2015		from		Capital Gain	July 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
PBF Energy Inc. Class A	NA1	100,381	—	3,891	—	119,342
SeaWorld Entertainment Inc.	102,468	—	8,901	3,144	—	72,175
SPX FLOW Inc.	84,631	—	52,087	—	—	—
Vanguard Market Liquidity Fund	708,715	NA2	NA2	1,457	—	536,948
Vanguard Mid-Cap Value ETF	29,626	—	26,048	283	—	—
Total	925,440			8,775	—	728,465
1 Not applicable—at October 31, 2015, the issuer was not an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Republic of Angola	9.500%	11/12/25	1,200	1,141
1	Republic of Angola Via Northern Lights III BV	7.000%	8/16/19	609	595
Total Angola (Cost $1,799)					1,736
Argentina (3.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.7%)
	Argentine Republic	8.750%	6/2/17	1,050	1,098
	Argentine Republic	6.250%	4/22/19	3,000	3,179
2	Argentine Republic	6.875%	4/22/21	150	161
	Argentine Republic	6.875%	4/22/21	3,500	3,764
	Argentine Republic	7.500%	4/22/26	5,200	5,639
	Argentine Republic	8.280%	12/31/33	1,012	1,111
	Argentine Republic	8.280%	12/31/33	2,452	2,753
	Argentine Republic	7.125%	7/6/36	3,000	3,045
1	Argentine Republic	2.500%	12/31/38	5,194	3,516
1	City of Buenos Aires Argentina	8.950%	2/19/21	200	224
1,2	City of Buenos Aires Argentina	7.500%	6/1/27	1,000	1,040
1	Provincia de Buenos Aires	10.875%	1/26/21	750	851
1	Provincia de Buenos Aires	9.950%	6/9/21	600	671
1,2	Provincia de Buenos Aires	9.950%	6/9/21	400	447
1	Provincia de Buenos Aires	9.125%	3/16/24	1,000	1,100
1	Provincia de Buenos Aires	7.875%	6/15/27	1,000	1,035
	Provincia de Cordoba	12.375%	8/17/17	149	160
1	Provincia de Mendoza Argentina	8.375%	5/19/24	400	413
2	YPF SA	8.875%	12/19/18	50	54
	YPF SA	8.875%	12/19/18	800	864
	YPF SA	8.500%	3/23/21	800	858
1	YPF SA	8.750%	4/4/24	1,145	1,224
	YPF SA	8.500%	7/28/25	1,775	1,868
Total Argentina (Cost $32,307)					35,075
Armenia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	Republic of Armenia	6.000%	9/30/20	200	204
	Republic of Armenia	6.000%	9/30/20	200	205
	Republic of Armenia	7.150%	3/26/25	500	527
Total Armenia (Cost $897)					936
Azerbaijan (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	International Bank of Azerbaijan OJSC	5.625%	6/11/19	800	784
2	Republic of Azerbaijan	4.750%	3/18/24	400	404
	Republic of Azerbaijan	4.750%	3/18/24	600	609
3	Southern Gas Corridor CJSC	6.875%	3/24/26	950	1,039
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	1,500	1,415
	State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	200	207

Total Azerbaijan (Cost $4,379)				4,458
Bahrain (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
Bahrain Mumtalakat Holding Co. BSC	4.000%	11/25/21	250	242
Batelco International Finance No. 1 Ltd.	4.250%	5/1/20	400	399
Kingdom of Bahrain	6.273%	11/22/18	550	590
2 Kingdom of Bahrain	5.500%	3/31/20	1,650	1,722
Kingdom of Bahrain	5.875%	1/26/21	200	207
2 Kingdom of Bahrain	6.125%	7/5/22	1,400	1,447
2 Kingdom of Bahrain	6.125%	8/1/23	150	155
Kingdom of Bahrain	6.125%	8/1/23	425	438
Kingdom of Bahrain	7.000%	1/26/26	750	780
2 Kingdom of Bahrain	7.000%	1/26/26	1,000	1,040
2 Kingdom of Bahrain	6.000%	9/19/44	500	414
Kingdom of Bahrain	6.000%	9/19/44	400	331
Total Bahrain (Cost $7,838)				7,765
Belarus (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Belarus	8.950%	1/26/18	450	470
Total Belarus (Cost $438)				470
Belize (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
1 Belize	5.000%	2/20/38	450	251
Total Belize (Cost $287)				251
Bermuda (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2 Bermuda	5.603%	7/20/20	200	223
2 Bermuda	4.854%	2/6/24	150	164
Bermuda	4.854%	2/6/24	400	436
Total Bermuda (Cost $778)				823
Bolivia (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
Plurinational State of Bolivia	4.875%	10/29/22	200	222
Plurinational State of Bolivia	5.950%	8/22/23	200	237
Total Bolivia (Cost $395)				459
Brazil (7.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (7.4%)
Banco do Brasil SA	6.000%	1/22/20	400	423
Banco do Brasil SA	5.375%	1/15/21	475	477
Banco do Brasil SA	5.875%	1/26/22	1,675	1,681
Banco do Brasil SA	3.875%	10/10/22	1,426	1,330
Banco do Brasil SA	5.875%	1/19/23	450	447
1 Banco do Brasil SA	8.500%	10/29/49	1,150	1,167
Banco Nacional de Desenvolvimento
Economico e Social	6.369%	6/16/18	725	759
Banco Nacional de Desenvolvimento
Economico e Social	6.500%	6/10/19	1,250	1,344
Banco Nacional de Desenvolvimento
Economico e Social	5.500%	7/12/20	400	420
Banco Nacional de Desenvolvimento
Economico e Social	5.750%	9/26/23	1,000	1,033
Caixa Economica Federal	2.375%	11/6/17	1,275	1,257

2 Caixa Economica Federal	4.500%	10/3/18	200	202
Caixa Economica Federal	4.500%	10/3/18	860	870
Caixa Economica Federal	4.250%	5/13/19	1,600	1,604
Caixa Economica Federal	3.500%	11/7/22	150	136
Centrais Eletricas Brasileiras SA	6.875%	7/30/19	550	561
Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,700	1,617
Federative Republic of Brazil	5.875%	1/15/19	2,020	2,204
Federative Republic of Brazil	8.875%	10/14/19	175	211
Federative Republic of Brazil	4.875%	1/22/21	2,706	2,868
Federative Republic of Brazil	2.625%	1/5/23	3,136	2,885
Federative Republic of Brazil	8.875%	4/15/24	707	910
Federative Republic of Brazil	4.250%	1/7/25	3,372	3,338
Federative Republic of Brazil	8.750%	2/4/25	350	452
Federative Republic of Brazil	6.000%	4/7/26	400	440
Federative Republic of Brazil	10.125%	5/15/27	916	1,342
Federative Republic of Brazil	8.250%	1/20/34	1,725	2,169
Federative Republic of Brazil	7.125%	1/20/37	1,840	2,125
Federative Republic of Brazil	5.625%	1/7/41	2,626	2,583
Federative Republic of Brazil	5.000%	1/27/45	3,061	2,789
Petrobras Global Finance BV	4.875%	3/17/20	1,925	1,860
Petrobras Global Finance BV	8.375%	5/23/21	6,500	6,874
Petrobras Global Finance BV	4.375%	5/20/23	4,000	3,410
Petrobras Global Finance BV	6.250%	3/17/24	1,125	1,046
Petrobras Global Finance BV	8.750%	5/23/26	2,500	2,616
Petrobras Global Finance BV	5.625%	5/20/43	100	73
Petrobras Global Finance BV	7.250%	3/17/44	510	434
Petrobras Global Finance BV	6.850%	6/5/15	2,475	1,890
Petrobras International Finance Co. SA	7.875%	3/15/19	2,000	2,113
Petrobras International Finance Co. SA	5.750%	1/20/20	4,550	4,533
Petrobras International Finance Co. SA	5.375%	1/27/21	3,505	3,317
Petrobras International Finance Co. SA	6.875%	1/20/40	1,865	1,536
Petrobras International Finance Co. SA	6.750%	1/27/41	2,677	2,195
Total Brazil (Cost $68,965)				71,541
Cameroon (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
1 Republic of Cameroon	9.500%	11/19/25	500	528
Total Cameroon (Cost $492)				528
Chile (1.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
2 Banco del Estado de Chile	2.000%	11/9/17	385	386
2 Banco del Estado de Chile	4.125%	10/7/20	400	430
2 Banco del Estado de Chile	3.875%	2/8/22	625	672
2 Corp. Nacional del Cobre de Chile	7.500%	1/15/19	800	912
2 Corp. Nacional del Cobre de Chile	3.750%	11/4/20	300	325
Corp. Nacional del Cobre de Chile	3.750%	11/4/20	1,059	1,146
2 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	800	861
Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	428
2 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	150	151
Corp. Nacional del Cobre de Chile	3.000%	7/17/22	900	907
2 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	162
Corp. Nacional del Cobre de Chile	4.500%	8/13/23	475	513
Corp. Nacional del Cobre de Chile	4.500%	9/16/25	900	962
2 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	346
2 Corp. Nacional del Cobre de Chile	6.150%	10/24/36	100	121
2 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	400	393

2 Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	239
Corp. Nacional del Cobre de Chile	5.625%	10/18/43	900	1,075
2 Corp. Nacional del Cobre de Chile	4.875%	11/4/44	400	431
Corp. Nacional del Cobre de Chile	4.875%	11/4/44	900	970
2 Empresa de Transporte de Pasajeros Metro
SA	4.750%	2/4/24	200	217
2 Empresa Nacional del Petroleo	5.250%	8/10/20	500	554
2 Empresa Nacional del Petroleo	4.750%	12/6/21	750	810
Empresa Nacional del Petroleo	4.375%	10/30/24	500	526
Republic of Chile	3.875%	8/5/20	1,000	1,092
Republic of Chile	3.125%	1/21/26	1,940	2,061
Republic of Chile	3.625%	10/30/42	300	319
Total Chile (Cost $15,752)				17,009
China (13.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (13.0%)
Agricultural Bank Of China	2.000%	5/21/18	1,300	1,307
Agricultural Bank Of China	2.750%	5/21/20	250	257
Agricultural Bank of China Ltd.	2.250%	12/9/17	500	504
Agricultural Bank of China Ltd.	2.750%	10/20/20	200	206
Amber Circle Funding Ltd.	2.000%	12/4/17	400	403
Amber Circle Funding Ltd.	3.250%	12/4/22	900	949
Amipeace Ltd.	2.000%	12/6/16	250	250
Avi Funding Co Ltd.	3.800%	9/16/25	1,300	1,405
2 Avi Funding Co. Ltd.	2.850%	9/16/20	400	411
Bank of China Ltd.	2.125%	6/30/18	1,000	1,007
Bank of China Ltd.	3.125%	1/23/19	200	206
Bank of China Ltd.	2.875%	6/30/20	2,000	2,059
Bank of China Ltd.	5.000%	11/13/24	1,100	1,195
2 Bank of China Ltd.	5.000%	11/13/24	1,000	1,086
Bank of China Ltd.	3.875%	6/30/25	1,000	1,081
Bao-trans Enterprises Ltd.	3.750%	12/12/18	725	741
Beijing State-Owned Assets Management
Hong Kong	4.125%	5/26/25	800	840
Bluestar Finance Holdings Ltd.	3.500%	6/11/18	1,000	1,011
Bluestar Finance Holdings Ltd.	4.375%	12/29/49	500	509
BOC Aviation Ltd.	3.875%	4/27/26	600	629
BOC Aviation Pte Ltd.	2.875%	10/10/17	500	507
BOC Aviation Pte Ltd.	3.000%	3/30/20	1,000	1,022
BOC Aviation Pte Ltd.	4.375%	5/2/23	200	219
CCBL Cayman Corp. Ltd.	3.250%	7/28/20	300	309
1 CCCI Treasure Ltd.	3.500%	12/29/49	550	560
Century Master Investment Co. Ltd.	4.750%	9/19/18	200	210
CGNPC International Ltd.	4.000%	5/19/25	500	535
Charming Light Investments Ltd.	3.750%	9/3/19	1,050	1,088
China Cinda Finance 2014 Ltd.	4.000%	5/14/19	500	522
China Cinda Finance 2014 Ltd.	5.625%	5/14/24	200	227
China Cinda Finance 2015 I Ltd.	3.125%	4/23/20	2,000	2,045
China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	1,300	1,359
China Clean Energy Development Ltd.	4.000%	11/5/25	800	854
China Construction Bank Asia Corp. Ltd.	3.250%	7/2/19	700	727
1 China Construction Bank Asia Corp. Ltd.	4.250%	8/20/24	400	413
1 China Construction Bank Corp.	3.875%	5/13/25	1,900	1,945
China Development Bank Corp.	2.500%	10/9/20	1,600	1,643
China Great Wall International Holdings II
Ltd.	2.500%	6/18/18	800	807
China Great Wall International Holdings Ltd.	2.500%	9/17/17	200	201

1	China Life Insurance Co. Ltd.	4.000%	7/3/75	1,000	1,011
2	China Resources Gas Group Ltd.	4.500%	4/5/22	400	438
	China Resources Land Ltd.	4.375%	2/27/19	750	791
	China Resources Land Ltd.	6.000%	2/27/24	400	473
	China Shenhua Overseas Capital Co. Ltd.	2.500%	1/20/18	300	302
	China Shenhua Overseas Capital Co. Ltd.	3.125%	1/20/20	650	668
	China Shenhua Overseas Capital Co. Ltd.	3.875%	1/20/25	400	424
	CITIC Ltd.	6.875%	1/21/18	200	214
	CITIC Ltd.	6.375%	4/10/20	1,000	1,139
	CITIC Ltd.	6.625%	4/15/21	200	236
	CITIC Ltd.	6.800%	1/17/23	1,700	2,080
1	CITIC Ltd.	8.625%	5/29/49	900	1,012
	CITIC Securities Finance 2013 Co. Ltd.	2.500%	5/3/18	400	403
	CITIC Securities Finance MTN Co. Ltd.	3.500%	10/30/19	600	621
2	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	332
	CNOOC Curtis Funding No 1 pty Ltd.	4.500%	10/3/23	1,920	2,126
2	CNOOC Finance 2011 Ltd.	4.250%	1/26/21	1,888	2,040
2	CNOOC Finance 2011 Ltd.	5.750%	1/26/41	200	255
2	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,200	1,280
2	CNOOC Finance 2012 Ltd.	5.000%	5/2/42	200	235
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	200	200
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	850	859
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,200	1,261
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,150	1,165
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,300	1,344
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,810	1,962
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	900	1,054
2	CNPC General Capital Ltd.	2.750%	4/19/17	50	51
2,4	CNPC General Capital Ltd.	1.526%	5/14/17	200	200
	CNPC General Capital Ltd.	1.950%	4/16/18	350	351
2	CNPC General Capital Ltd.	2.750%	5/14/19	200	204
	CNPC General Capital Ltd.	2.750%	5/14/19	450	459
	CNPC General Capital Ltd.	2.700%	11/25/19	1,400	1,433
2	CNPC General Capital Ltd.	3.950%	4/19/22	200	215
	CNPC General Capital Ltd.	3.400%	4/16/23	250	259
2	CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	725	795
2	CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	400	526
	COSCO Finance 2011 Ltd.	4.000%	12/3/22	750	803
2	COSL Finance BVI Ltd.	3.250%	9/6/22	550	553
	COSL Singapore Capital Ltd.	3.500%	7/30/20	1,200	1,241
1	CRCC Yupeng Ltd.	3.950%	2/28/49	300	310
	CRCC Yuxiang Ltd.	3.500%	5/16/23	950	984
1	Dianjian Haixing Ltd.	4.050%	10/29/49	200	206
	Eastern Creation II Investment Holdings Ltd.	2.625%	11/20/17	400	403
2	Export-Import Bank of China	2.500%	7/31/19	200	205
	Export-Import Bank of China	2.500%	7/31/19	1,960	2,009
	Export-Import Bank of China	3.625%	7/31/24	200	215
	Franshion Brilliant Ltd.	5.750%	3/19/19	400	431
2	Franshion Development Ltd.	6.750%	4/15/21	500	575
	Franshion Investment Ltd.	4.700%	10/26/17	200	206
	Hebei Iron & Steel Hong Kong International
	Trade Co. Ltd.	2.750%	10/27/17	200	202
	Huarong Finance Co. Ltd.	4.000%	7/17/19	700	730
	Huarong Finance II Co. Ltd.	3.500%	1/16/18	250	255
	Huarong Finance II Co. Ltd.	2.875%	11/19/18	1,400	1,419
	Huarong Finance II Co. Ltd.	4.500%	1/16/20	850	908
	Huarong Finance II Co. Ltd.	3.750%	11/19/20	350	366

	Huarong Finance II Co. Ltd.	5.500%	1/16/25	1,300	1,465
	Huarong Finance II Co. Ltd.	5.000%	11/19/25	600	659
	Huarong Finance II Co. Ltd.	4.625%	6/3/26	1,250	1,335
2	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	700	701
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	800	820
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	700	718
2	ICBCIL Finance Co. Ltd.	2.750%	5/19/21	600	603
	Industrial & Commercial Bank of China Asia
	Ltd.	5.125%	11/30/20	550	605
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	1,250	1,259
	Industrial & Commercial Bank of China Ltd.	2.500%	11/21/17	600	606
	Industrial & Commercial Bank of China Ltd.	2.000%	5/10/19	1,000	1,003
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	750	779
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	550	563
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	700	709
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	1,750	1,902
	King Power Capital Ltd.	5.625%	11/3/24	500	576
	Kunlun Energy Co. Ltd.	2.875%	5/13/20	400	409
	Kunlun Energy Co. Ltd.	3.750%	5/13/25	350	366
	MCC Holding Hong Kong Corp. Ltd.	2.625%	6/16/17	400	402
	MCC Holding Hong Kong Corp. Ltd.	2.500%	8/28/17	400	403
	Minmetals Bounteous Finance BVI Ltd.	3.500%	7/30/20	300	307
	Minmetals Bounteous Finance BVI Ltd.	4.750%	7/30/25	600	644
	Nexen Energy ULC	7.875%	3/15/32	200	283
	Nexen Energy ULC	5.875%	3/10/35	808	989
	Nexen Energy ULC	6.400%	5/15/37	820	1,071
	Nexen Energy ULC	7.500%	7/30/39	300	437
	Prosperous Ray Ltd.	3.000%	11/12/18	400	409
	Prosperous Ray Ltd.	4.625%	11/12/23	350	390
	Shanghai Electric Group Global Investment
	Ltd.	3.000%	8/14/19	500	513
	Shanghai Electric Power Finance Ltd.	3.625%	8/11/20	800	836
	Sino-Ocean Land Treasure Finance I Ltd.	4.625%	7/30/19	1,100	1,157
	Sino-Ocean Land Treasure Finance I Ltd.	6.000%	7/30/24	350	388
	Sino-Ocean Land Treasure Finance II Ltd.	4.450%	2/4/20	400	419
	Sino-Ocean Land Treasure Finance II Ltd.	5.950%	2/4/27	250	273
1,2	Sinochem Global Capital Co. Ltd.	5.000%	12/29/49	200	207
2	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	206
	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	205
2	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	1,375	1,486
2	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	450	612
	Sinopec Capital 2013 Ltd.	1.875%	4/24/18	600	601
2	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	407
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	1,000	1,013
	Sinopec Capital 2013 Ltd.	4.250%	4/24/43	200	216
	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	307	330
2	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	1,619	1,735
2	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	775	926
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	300	305
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	1,425	1,564
	Sinopec Group Overseas Development 2013
	Ltd.	5.375%	10/17/43	200	258

2 Sinopec Group Overseas Development 2014
Ltd.	2.750%	4/10/19	400	409
Sinopec Group Overseas Development 2014
Ltd.	4.375%	4/10/24	1,500	1,656
Sinopec Group Overseas Development 2015
Ltd.	2.500%	4/28/20	3,400	3,461
Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	1,700	1,748
Sinopec Group Overseas Development 2015
Ltd.	4.100%	4/28/45	600	646
Sinopec Group Overseas Development 2016
Ltd.	3.500%	5/3/26	1,000	1,045
Skysea International Capital Management	4.875%	12/7/21	400	447
State Elite Global Ltd.	3.125%	1/20/20	700	721
2 State Grid Overseas Investment 2013 Ltd.	1.750%	5/22/18	200	201
State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,410	1,483
2 State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/43	200	237
2 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	700	719
State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,370	1,408
State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	1,470	1,635
2 State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	350	442
State Grid Overseas Investment 2016 Ltd.	2.875%	5/18/26	700	718
Three Gorges Finance I Cayman Islands Ltd.	2.300%	6/2/21	400	406
Three Gorges Finance I Cayman Islands Ltd.	3.700%	6/10/25	700	758
Three Gorges Finance I Cayman Islands Ltd.	3.150%	6/2/26	1,000	1,034
Total China (Cost $119,892)				124,932
Colombia (3.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)
Ecopetrol SA	7.625%	7/23/19	1,725	1,967
Ecopetrol SA	5.875%	9/18/23	1,490	1,557
Ecopetrol SA	4.125%	1/16/25	975	903
Ecopetrol SA	5.375%	6/26/26	2,000	1,970
Ecopetrol SA	7.375%	9/18/43	700	697
Ecopetrol SA	5.875%	5/28/45	1,200	1,060
Empresa de Energia de Bogota SA ESP	6.125%	11/10/21	900	933
Empresas Publicas de Medellin ESP	7.625%	7/29/19	300	345
Oleoducto Central SA	4.000%	5/7/21	400	399
Republic of Colombia	7.375%	3/18/19	1,735	1,978
Republic of Colombia	11.750%	2/25/20	550	724
Republic of Colombia	4.375%	7/12/21	1,434	1,531
1 Republic of Colombia	2.625%	3/15/23	675	651
Republic of Colombia	4.000%	2/26/24	2,945	3,069
Republic of Colombia	8.125%	5/21/24	540	702
1 Republic of Colombia	4.500%	1/28/26	1,200	1,278
Republic of Colombia	7.375%	9/18/37	1,250	1,609
Republic of Colombia	6.125%	1/18/41	1,807	2,082
1 Republic of Colombia	5.625%	2/26/44	2,134	2,345
1 Republic of Colombia	5.000%	6/15/45	2,600	2,671
Transportadora de Gas Internacional SA
ESP	5.700%	3/20/22	200	206
Total Colombia (Cost $27,734)				28,677
Costa Rica (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
Banco de Costa Rica	5.250%	8/12/18	250	258
2 Banco Nacional de Costa Rica	4.875%	11/1/18	200	206

Banco Nacional de Costa Rica	4.875%	11/1/18	400	412
2 Banco Nacional de Costa Rica	5.875%	4/25/21	1,000	1,044
Banco Nacional de Costa Rica	6.250%	11/1/23	200	207
Instituto Costarricense de Electricidad	6.950%	11/10/21	475	506
Instituto Costarricense de Electricidad	6.375%	5/15/43	200	175
Republic of Costa Rica	4.250%	1/26/23	1,132	1,095
Republic of Costa Rica	5.625%	4/30/43	1,200	1,096
Republic of Costa Rica	7.000%	4/4/44	800	845
Republic of Costa Rica	7.158%	3/12/45	600	640
Total Costa Rica (Cost $6,104)				6,484
Cote d'Ivoire (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
Republic of Cote d'Ivoire	5.375%	7/23/24	950	912
1 Republic of Cote d'Ivoire	6.375%	3/3/28	500	501
1 Republic of Cote d'Ivoire	5.750%	12/31/32	2,272	2,180
Total Cote d'Ivoire (Cost $3,487)				3,593
Croatia (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
Hrvatska Elektroprivreda	5.875%	10/23/22	500	534
Republic of Croatia	6.750%	11/5/19	1,200	1,313
Republic of Croatia	6.625%	7/14/20	1,094	1,204
Republic of Croatia	6.375%	3/24/21	1,600	1,763
Republic of Croatia	5.500%	4/4/23	700	752
Republic of Croatia	6.000%	1/26/24	1,935	2,138
Total Croatia (Cost $7,422)				7,704
Dominican Republic (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
1 Dominican Republic	7.500%	5/6/21	1,052	1,173
Dominican Republic	6.600%	1/28/24	450	496
1 Dominican Republic	5.875%	4/18/24	350	370
Dominican Republic	5.500%	1/27/25	1,660	1,717
Dominican Republic	6.875%	1/29/26	1,000	1,126
Dominican Republic	6.875%	1/29/26	1,000	1,126
Dominican Republic	7.450%	4/30/44	450	517
2 Dominican Republic	6.850%	1/27/45	1,000	1,075
1 Dominican Republic	6.850%	1/27/45	944	1,019
Total Dominican Republic (Cost $8,173)				8,619
Ecuador (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
Republic of Ecuador	10.500%	3/24/20	1,100	1,098
Republic of Ecuador	10.750%	3/28/22	900	897
Republic of Ecuador	7.950%	6/20/24	1,750	1,521
Total Ecuador (Cost $3,570)				3,516
Egypt (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
African Export-Import Bank	3.875%	6/4/18	250	254
African Export-Import Bank	4.750%	7/29/19	200	209
Arab Republic of Egypt	5.750%	4/29/20	812	828
Arab Republic of Egypt	5.875%	6/11/25	1,400	1,303
Arab Republic of Egypt	6.875%	4/30/40	300	279

Total Egypt (Cost $2,934)					2,873
El Salvador (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Republic of El Salvador	7.375%	12/1/19	345	369
	Republic of El Salvador	7.750%	1/24/23	535	587
	Republic of El Salvador	5.875%	1/30/25	300	301
	Republic of El Salvador	6.375%	1/18/27	400	405
2	Republic of El Salvador	6.375%	1/18/27	300	304
	Republic of El Salvador	8.250%	4/10/32	604	671
	Republic of El Salvador	7.650%	6/15/35	1,190	1,242
	Republic of El Salvador	7.625%	2/1/41	608	628
Total El Salvador (Cost $4,226)					4,507
Ethiopia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Ethiopia	6.625%	12/11/24	850	810
Total Ethiopia (Cost $820)					810
Gabon (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
1,2	Gabonese Republic	6.375%	12/12/24	400	365
1	Gabonese Republic	6.375%	12/12/24	1,061	955
	Gabonese Republic	6.950%	6/16/25	200	181
Total Gabon (Cost $1,598)					1,501
Georgia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Georgian Railway JSC	7.750%	7/11/22	700	777
	Republic of Georgia	6.875%	4/12/21	700	774
Total Georgia (Cost $1,543)					1,551
Ghana (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
	Republic of Ghana	8.500%	10/4/17	300	307
2	Republic of Ghana	7.875%	8/7/23	600	520
	Republic of Ghana	7.875%	8/7/23	200	174
1,2	Republic of Ghana	8.125%	1/18/26	300	259
1	Republic of Ghana	8.125%	1/18/26	550	477
1	Republic of Ghana	10.750%	10/14/30	1,000	1,089
Total Ghana (Cost $2,853)					2,826
Guatemala (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Republic of Guatemala	5.750%	6/6/22	700	792
	Republic of Guatemala	4.500%	5/3/26	1,000	1,053
	Republic of Guatemala	4.875%	2/13/28	400	436
Total Guatemala (Cost $2,118)					2,281
Honduras (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Honduras	8.750%	12/16/20	500	580
1	Republic of Honduras	7.500%	3/15/24	200	226
Total Honduras (Cost $725)					806
Hungary (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
	Magyar Export-Import Bank Zrt	5.500%	2/12/18	750	786

2,5	MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	400	444
	Republic of Hungary	4.125%	2/19/18	1,150	1,189
	Republic of Hungary	4.000%	3/25/19	500	521
	Republic of Hungary	6.250%	1/29/20	1,315	1,466
	Republic of Hungary	6.375%	3/29/21	3,472	3,976
	Republic of Hungary	5.375%	2/21/23	1,962	2,197
	Republic of Hungary	5.750%	11/22/23	1,370	1,576
	Republic of Hungary	5.375%	3/25/24	1,775	2,006
	Republic of Hungary	7.625%	3/29/41	1,050	1,559
Total Hungary (Cost $15,012)					15,720
India (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
	Bank of Baroda	4.875%	7/23/19	975	1,040
	Bank of India	3.625%	9/21/18	350	355
	Bank of India	3.125%	5/6/20	400	399
	Bank of India	6.250%	2/16/21	900	1,009
	Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	400	436
	Bharat Petroleum Corp. Ltd.	4.000%	5/8/25	400	416
	Canara Bank	5.250%	10/18/18	600	635
	Export-Import Bank of India	4.000%	8/7/17	675	690
	Export-Import Bank of India	3.875%	10/2/19	1,000	1,048
	Export-Import Bank of India	2.750%	4/1/20	1,000	1,011
	Export-Import Bank of India	4.000%	1/14/23	400	425
	IDBI Bank Ltd.	4.375%	3/26/18	200	205
	IDBI Bank Ltd.	3.750%	1/25/19	600	610
	Indian Oil Corp. Ltd.	5.625%	8/2/21	500	564
	Indian Oil Corp. Ltd.	5.750%	8/1/23	400	460
	Indian Overseas Bank/HK	4.625%	2/21/18	400	409
	Indian Railway Finance Corp. Ltd.	3.917%	2/26/19	200	210
	NTPC Ltd.	5.625%	7/14/21	400	455
	NTPC Ltd.	4.750%	10/3/22	200	221
	NTPC Ltd.	4.375%	11/26/24	400	430
	Oil India Ltd.	3.875%	4/17/19	600	624
	Oil India Ltd.	5.375%	4/17/24	250	282
	ONGC Videsh Ltd.	3.250%	7/15/19	700	719
	ONGC Videsh Ltd.	3.750%	5/7/23	400	417
	ONGC Videsh Ltd.	4.625%	7/15/24	500	545
	Power Grid Corp. of India Ltd.	3.875%	1/17/23	600	631
	State Bank of India	4.125%	8/1/17	250	256
	State Bank of India	3.250%	4/18/18	1,300	1,327
	State Bank of India	3.622%	4/17/19	1,100	1,139
2	State Bank of India	4.875%	4/17/24	400	448
	Syndicate Bank	4.125%	4/12/18	400	409
Total India (Cost $17,281)					17,825
Indonesia (5.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.9%)
	Majapahit Holding BV	7.250%	6/28/17	200	210
	Majapahit Holding BV	8.000%	8/7/19	350	402
	Majapahit Holding BV	7.750%	1/20/20	1,925	2,216
	Majapahit Holding BV	7.875%	6/29/37	400	520
2	Pelabuhan Indonesia II PT	4.250%	5/5/25	600	609
	Pelabuhan Indonesia II PT	4.250%	5/5/25	600	608
	Pelabuhan Indonesia II PT	5.375%	5/5/45	500	502
2	Pelabuhan Indonesia III PT	4.875%	10/1/24	200	215
	Pertamina Persero PT	5.250%	5/23/21	450	487

	Pertamina Persero PT	4.875%	5/3/22	2,750	2,914
2	Pertamina Persero PT	4.300%	5/20/23	430	442
	Pertamina Persero PT	4.300%	5/20/23	600	616
	Pertamina Persero PT	6.500%	5/27/41	200	228
2	Pertamina Persero PT	6.000%	5/3/42	750	809
	Pertamina Persero PT	6.000%	5/3/42	1,250	1,341
2	Pertamina Persero PT	5.625%	5/20/43	200	206
	Pertamina Persero PT	5.625%	5/20/43	425	438
	Pertamina Persero PT	6.450%	5/30/44	1,100	1,244
	Perusahaan Gas Negara Persero Tbk	5.125%	5/16/24	800	866
2	Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	400	434
	Perusahaan Listrik Negara PT	5.500%	11/22/21	950	1,047
2	Perusahaan Listrik Negara PT	5.250%	10/24/42	300	303
	Perusahaan Listrik Negara PT	5.250%	10/24/42	500	501
	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	600	624
2	Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	200	220
	Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	400	440
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	628	638
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	1,500	1,586
2	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	634
6	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	950	1,005
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	800	859
	Republic of Indonesia	6.875%	1/17/18	1,957	2,102
	Republic of Indonesia	11.625%	3/4/19	2,386	2,951
2	Republic of Indonesia	5.875%	3/13/20	350	391
	Republic of Indonesia	5.875%	3/13/20	810	905
	Republic of Indonesia	4.875%	5/5/21	2,300	2,523
	Republic of Indonesia	3.750%	4/25/22	950	994
	Republic of Indonesia	3.375%	4/15/23	1,100	1,125
	Republic of Indonesia	5.375%	10/17/23	709	808
	Republic of Indonesia	5.875%	1/15/24	1,400	1,637
	Republic of Indonesia	4.125%	1/15/25	800	848
2	Republic of Indonesia	4.125%	1/15/25	200	212
	Republic of Indonesia	4.750%	1/8/26	3,000	3,345
	Republic of Indonesia	8.500%	10/12/35	1,485	2,236
	Republic of Indonesia	6.625%	2/17/37	1,267	1,637
	Republic of Indonesia	7.750%	1/17/38	1,520	2,183
	Republic of Indonesia	5.250%	1/17/42	1,300	1,475
	Republic of Indonesia	4.625%	4/15/43	2,175	2,295
2	Republic of Indonesia	6.750%	1/15/44	100	136
	Republic of Indonesia	6.750%	1/15/44	1,050	1,423
	Republic of Indonesia	5.125%	1/15/45	2,869	3,232
	Republic of Indonesia	5.950%	1/8/46	1,000	1,256
Total Indonesia (Cost $52,129)					56,878
Iraq (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
1	Republic of Iraq	5.800%	1/15/28	2,210	1,659
Total Iraq (Cost $1,766)					1,659
Jamaica (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
1	Jamaica	8.000%	6/24/19	550	594
1	Jamaica	7.625%	7/9/25	450	508
	Jamaica	6.750%	4/28/28	1,400	1,529
1	Jamaica	8.000%	3/15/39	325	380
	Jamaica	7.875%	7/28/45	600	680

Total Jamaica (Cost $3,369)				3,691
Jordan (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
The Hashemite Kingdom of Jordan	6.125%	1/29/26	350	376
Total Jordan (Cost $357)				376
Kazakhstan (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,600	1,555
KazAgro National Management Holding JSC	4.625%	5/24/23	850	785
2 Kazakhstan Temir Zholy Finance BV	6.375%	10/6/20	1,100	1,156
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	1,100	1,151
KazMunayGas National Co. JSC	9.125%	7/2/18	1,425	1,572
KazMunayGas National Co. JSC	7.000%	5/5/20	1,370	1,490
KazMunayGas National Co. JSC	6.375%	4/9/21	1,029	1,108
KazMunayGas National Co. JSC	5.750%	4/30/43	350	341
Republic of Kazakhstan	3.875%	10/14/24	2,900	2,935
Republic of Kazakhstan	5.125%	7/21/25	1,900	2,082
Republic of Kazakhstan	4.875%	10/14/44	300	298
2 Republic of Kazakhstan	4.875%	10/14/44	400	395
Republic of Kazakhstan	6.500%	7/21/45	600	708
Total Kazakhstan (Cost $14,753)				15,576
Kenya (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
2 Republic of Kenya	5.875%	6/24/19	200	201
Republic of Kenya	5.875%	6/24/19	300	301
2 Republic of Kenya	6.875%	6/24/24	200	190
Republic of Kenya	6.875%	6/24/24	1,525	1,446
Total Kenya (Cost $2,198)				2,138
Lebanon (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
Republic of Lebanon	5.000%	10/12/17	825	820
Republic of Lebanon	5.150%	6/12/18	150	149
Republic of Lebanon	5.150%	11/12/18	1,275	1,263
Republic of Lebanon	5.500%	4/23/19	50	50
Republic of Lebanon	6.000%	5/20/19	450	452
Republic of Lebanon	5.450%	11/28/19	925	916
Republic of Lebanon	6.375%	3/9/20	2,141	2,166
Republic of Lebanon	5.800%	4/14/20	100	99
Republic of Lebanon	8.250%	4/12/21	2,078	2,258
Republic of Lebanon	6.100%	10/4/22	1,914	1,877
Republic of Lebanon	6.000%	1/27/23	1,185	1,155
Republic of Lebanon	6.650%	4/22/24	681	678
Republic of Lebanon	6.200%	2/26/25	100	96
Republic of Lebanon	6.250%	6/12/25	400	385
Republic of Lebanon	6.600%	11/27/26	1,700	1,668
Republic of Lebanon	6.750%	11/29/27	961	947
Republic of Lebanon	6.650%	11/3/28	750	731
Republic of Lebanon	6.850%	5/25/29	800	793
Republic of Lebanon	6.650%	2/26/30	1,100	1,069
Republic of Lebanon	7.050%	11/2/35	500	495

Total Lebanon (Cost $18,331)				18,067
Malaysia (1.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
Axiata SPV2 Bhd.	3.466%	11/19/20	350	367
Axiata SPV2 Bhd.	4.357%	3/24/26	700	770
Cagamas Global plc	2.745%	12/10/19	200	204
Export-Import Bank of Malaysia Bhd.	2.875%	12/14/17	400	407
2 Federation of Malaysia	4.646%	7/6/21	500	558
1 Malayan Banking Berhad	3.250%	9/20/22	700	709
1 Malayan Banking Bhd.	3.905%	10/29/26	300	310
Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	900	922
7 Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	550	619
7 Malaysia Sukuk Global Bhd.	3.179%	4/27/26	1,300	1,347
Petroliam Nasional Bhd.	7.625%	10/15/26	430	603
2 Petronas Capital Ltd.	5.250%	8/12/19	1,423	1,569
Petronas Capital Ltd.	5.250%	8/12/19	1,663	1,834
2 Petronas Capital Ltd.	7.875%	5/22/22	750	970
Petronas Capital Ltd.	3.500%	3/18/25	2,450	2,617
Petronas Capital Ltd.	4.500%	3/18/45	1,050	1,211
Petronas Global Sukuk Ltd.	2.707%	3/18/20	850	866
SSG Resources Ltd.	4.250%	10/4/22	400	423
Total Malaysia (Cost $15,536)				16,306
Mexico (7.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (7.9%)
Banco Nacional de Comercio Exterior SNC	4.375%	10/14/25	700	742
Comision Federal de Electricidad	4.875%	5/26/21	1,250	1,341
2 Comision Federal de Electricidad	4.875%	1/15/24	600	640
Comision Federal de Electricidad	4.875%	1/15/24	600	639
Comision Federal de Electricidad	5.750%	2/14/42	700	745
2 Comision Federal de Electricidad	6.125%	6/16/45	200	220
Petroleos Mexicanos	5.750%	3/1/18	1,795	1,882
Petroleos Mexicanos	3.500%	7/18/18	800	815
2 Petroleos Mexicanos	5.500%	2/4/19	500	530
Petroleos Mexicanos	8.000%	5/3/19	2,573	2,894
Petroleos Mexicanos	6.000%	3/5/20	1,600	1,727
Petroleos Mexicanos	3.500%	7/23/20	800	806
Petroleos Mexicanos	5.500%	1/21/21	1,789	1,899
Petroleos Mexicanos	6.375%	2/4/21	1,300	1,427
2 Petroleos Mexicanos	6.375%	2/4/21	1,100	1,208
Petroleos Mexicanos	4.875%	1/24/22	980	1,011
Petroleos Mexicanos	3.500%	1/30/23	1,550	1,481
Petroleos Mexicanos	4.875%	1/18/24	1,569	1,598
Petroleos Mexicanos	4.250%	1/15/25	1,460	1,420
Petroleos Mexicanos	4.500%	1/23/26	1,050	1,017
2 Petroleos Mexicanos	6.875%	8/4/26	3,950	4,440
Petroleos Mexicanos	6.625%	6/15/35	2,005	2,082
Petroleos Mexicanos	6.500%	6/2/41	2,520	2,540
Petroleos Mexicanos	5.500%	6/27/44	3,311	2,991
Petroleos Mexicanos	6.375%	1/23/45	1,460	1,464
Petroleos Mexicanos	5.625%	1/23/46	3,222	2,947
United Mexican States	8.125%	12/30/19	850	1,040
United Mexican States	5.125%	1/15/20	1,580	1,761
United Mexican States	3.500%	1/21/21	200	212
United Mexican States	3.625%	3/15/22	3,017	3,189
United Mexican States	4.000%	10/2/23	3,341	3,601

	United Mexican States	3.600%	1/30/25	1,949	2,043
	United Mexican States	4.125%	1/21/26	2,050	2,231
	United Mexican States	8.300%	8/15/31	520	840
	United Mexican States	7.500%	4/8/33	1,090	1,578
	United Mexican States	6.750%	9/27/34	1,774	2,429
	United Mexican States	6.050%	1/11/40	3,104	3,915
	United Mexican States	4.750%	3/8/44	2,650	2,853
	United Mexican States	5.550%	1/21/45	3,675	4,422
	United Mexican States	4.600%	1/23/46	2,875	3,041
	United Mexican States	5.750%	10/12/10	2,400	2,665
Total Mexico (Cost $73,348)					76,326
Mongolia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Mongolia	4.125%	1/5/18	800	779
	Mongolia	5.125%	12/5/22	1,050	947
8	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	200	205
2,8	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	200	207
Total Mongolia (Cost $2,071)					2,138
Morocco (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Kingdom of Morocco	4.250%	12/11/22	1,500	1,610
	Kingdom of Morocco	5.500%	12/11/42	425	486
2	OCP SA	5.625%	4/25/24	350	381
	OCP SA	5.625%	4/25/24	1,100	1,195
2	OCP SA	4.500%	10/22/25	450	453
	OCP SA	4.500%	10/22/25	500	502
	OCP SA	6.875%	4/25/44	300	333
2	OCP SA	6.875%	4/25/44	200	223
Total Morocco (Cost $4,855)					5,183
Mozambique (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
	Republic of Mozambique	10.500%	1/18/23	644	456
Total Mozambique (Cost $537)					456
Namibia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Namibia	5.500%	11/3/21	500	534
	Republic of Namibia	5.250%	10/29/25	400	416
Total Namibia (Cost $911)					950
Nigeria (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	Africa Finance Corp.	4.375%	4/29/20	350	365
2	Federal Republic of Nigeria	5.125%	7/12/18	200	200
	Federal Republic of Nigeria	6.750%	1/28/21	250	250
	Federal Republic of Nigeria	6.375%	7/12/23	600	584
Total Nigeria (Cost $1,358)					1,399
Oman (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
	Lamar Funding Ltd.	3.958%	5/7/25	1,100	1,048
2	Sultanate of Oman	4.750%	6/15/26	2,000	2,052

Total Oman (Cost $3,062)				3,100
Pakistan (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
Islamic Republic of Pakistan	6.875%	6/1/17	375	384
2 Islamic Republic of Pakistan	7.250%	4/15/19	400	427
Islamic Republic of Pakistan	7.250%	4/15/19	1,100	1,174
Islamic Republic of Pakistan	6.750%	12/3/19	800	853
2 Islamic Republic of Pakistan	8.250%	4/15/24	250	277
Islamic Republic of Pakistan	8.250%	4/15/24	750	834
Islamic Republic of Pakistan	8.250%	9/30/25	200	223
Total Pakistan (Cost $3,940)				4,172
Panama (1.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
Republic of Panama	5.200%	1/30/20	1,973	2,174
1 Republic of Panama	4.000%	9/22/24	550	594
1 Republic of Panama	3.750%	3/16/25	1,600	1,700
Republic of Panama	7.125%	1/29/26	760	1,013
Republic of Panama	8.875%	9/30/27	1,245	1,849
1 Republic of Panama	3.875%	3/17/28	700	753
Republic of Panama	9.375%	4/1/29	450	693
1 Republic of Panama	6.700%	1/26/36	1,137	1,545
1 Republic of Panama	4.300%	4/29/53	600	631
Total Panama (Cost $10,224)				10,952
Paraguay (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Paraguay	4.625%	1/25/23	800	841
Republic of Paraguay	6.100%	8/11/44	1,250	1,405
Total Paraguay (Cost $2,115)				2,246
Peru (1.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
Corp. Financiera de Desarrollo SA	3.250%	7/15/19	1,200	1,234
2 Corp. Financiera de Desarrollo SA	3.250%	7/15/19	250	257
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	216
Fondo MIVIVIENDA SA	3.500%	1/31/23	750	757
Republic of Peru	7.125%	3/30/19	771	886
Republic of Peru	7.350%	7/21/25	743	1,016
Republic of Peru	4.125%	8/25/27	1,400	1,549
Republic of Peru	8.750%	11/21/33	2,332	3,716
1 Republic of Peru	6.550%	3/14/37	861	1,181
Republic of Peru	5.625%	11/18/50	2,023	2,578
Total Peru (Cost $12,407)				13,390
Philippines (2.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.8%)
9 Power Sector Assets & Liabilities
Management Corp.	7.250%	5/27/19	1,064	1,227
9 Power Sector Assets & Liabilities
Management Corp.	7.390%	12/2/24	1,050	1,443
Republic of the Philippines	9.875%	1/15/19	450	542
Republic of the Philippines	8.375%	6/17/19	1,066	1,275
Republic of the Philippines	6.500%	1/20/20	150	175
Republic of the Philippines	4.000%	1/15/21	1,310	1,446
Republic of the Philippines	4.200%	1/21/24	1,964	2,266
Republic of the Philippines	10.625%	3/16/25	834	1,376

	Republic of the Philippines	5.500%	3/30/26	1,850	2,368
	Republic of the Philippines	9.500%	2/2/30	1,253	2,173
	Republic of the Philippines	7.750%	1/14/31	1,954	3,068
	Republic of the Philippines	6.375%	1/15/32	1,000	1,430
	Republic of the Philippines	6.375%	10/23/34	1,450	2,148
	Republic of the Philippines	5.000%	1/13/37	1,480	1,965
	Republic of the Philippines	3.950%	1/20/40	1,500	1,772
	Republic of the Philippines	3.700%	3/1/41	1,750	2,010
Total Philippines (Cost $24,311)					26,684
Poland (1.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
	Republic of Poland	6.375%	7/15/19	3,381	3,850
	Republic of Poland	5.125%	4/21/21	1,310	1,492
	Republic of Poland	5.000%	3/23/22	2,484	2,847
	Republic of Poland	3.000%	3/17/23	1,175	1,223
	Republic of Poland	4.000%	1/22/24	2,428	2,686
	Republic of Poland	3.250%	4/6/26	1,300	1,367
Total Poland (Cost $12,882)					13,465
Qatar (3.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.5%)
1,2	Nakilat Inc.	6.067%	12/31/33	700	800
2	Ooredoo International Finance Ltd.	7.875%	6/10/19	300	349
2	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	555
2	Ooredoo International Finance Ltd.	3.250%	2/21/23	850	868
2	Ooredoo International Finance Ltd.	5.000%	10/19/25	900	1,023
2	Ooredoo International Finance Ltd.	3.750%	6/22/26	250	258
2	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,750	1,806
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	225	230
2,10 Qatari Diar Finance QSC		5.000%	7/21/20	2,230	2,467
	QNB Finance Ltd.	2.125%	2/14/18	200	200
	QNB Finance Ltd.	2.750%	10/31/18	400	407
	QNB Finance Ltd.	2.875%	4/29/20	1,400	1,442
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	238	256
2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	950	1,089
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.838%	9/30/27	770	870
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.332%	9/30/27	250	290
10	State of Qatar	2.099%	1/18/18	1,700	1,710
2	State of Qatar	6.550%	4/9/19	950	1,070
2	State of Qatar	5.250%	1/20/20	2,007	2,230
	State of Qatar	5.250%	1/20/20	1,100	1,222
	State of Qatar	2.375%	6/2/21	3,400	3,422
2	State of Qatar	4.500%	1/20/22	1,050	1,168
10	State of Qatar	3.241%	1/18/23	475	505
	State of Qatar	3.250%	6/2/26	3,000	3,077
	State of Qatar	9.750%	6/15/30	325	544
2	State of Qatar	9.750%	6/15/30	600	1,004
2	State of Qatar	6.400%	1/20/40	500	676
	State of Qatar	6.400%	1/20/40	1,062	1,437
2	State of Qatar	5.750%	1/20/42	616	777
	State of Qatar	5.750%	1/20/42	600	757
	State of Qatar	4.625%	6/2/46	1,000	1,073

Total Qatar (Cost $32,440)				33,582
Romania (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
Republic of Romania	6.750%	2/7/22	2,242	2,677
Republic of Romania	4.375%	8/22/23	1,754	1,901
2 Republic of Romania	4.875%	1/22/24	100	112
Republic of Romania	4.875%	1/22/24	300	337
2 Republic of Romania	6.125%	1/22/44	200	256
Republic of Romania	6.125%	1/22/44	520	667
Total Romania (Cost $5,645)				5,950
Russia (7.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (7.2%)
AK Transneft OJSC Via TransCapitalInvest
Ltd.	8.700%	8/7/18	770	859
Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	900	867
2 Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	210
Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	1,150	1,205
Gazprom OAO Via Gaz Capital SA	8.146%	4/11/18	900	979
Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	2,500	2,867
Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	278	277
Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	1,100	1,177
Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	1,225	1,336
Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	350	357
Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	650	632
Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	725	904
Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	1,125	1,270
Gazprombank OJSC Via GPB Eurobond
Finance plc	7.250%	5/3/19	200	212
Gazprombank OJSC Via GPB Eurobond
Finance plc	4.960%	9/5/19	1,100	1,130
2 Rosneft Finance SA	7.875%	3/13/18	100	108
Rosneft Finance SA	7.875%	3/13/18	850	913
Rosneft Finance SA	7.250%	2/2/20	200	221
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	1,727	1,682
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.298%	12/27/17	818	840
Russian Agricultural Bank OJSC Via RSHB
Capital SA	7.750%	5/29/18	700	754
2 Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	100	103
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	1,700	1,747
Russian Federation	11.000%	7/24/18	2,053	2,407
2 Russian Federation	3.500%	1/16/19	300	306
Russian Federation	3.500%	1/16/19	1,000	1,021
Russian Federation	5.000%	4/29/20	4,400	4,694
Russian Federation	4.500%	4/4/22	1,800	1,910
2 Russian Federation	4.875%	9/16/23	450	487
Russian Federation	4.875%	9/16/23	4,400	4,764
Russian Federation	12.750%	6/24/28	1,585	2,820
1 Russian Federation	7.500%	3/31/30	7,748	9,463
Russian Federation	5.625%	4/4/42	2,200	2,431
Russian Federation	5.875%	9/16/43	1,600	1,819
Russian Railways via RZD Capital plc	5.700%	4/5/22	1,350	1,442

Sberbank of Russia Via SB Capital SA	5.180%	6/28/19	750	792
Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	1,700	1,815
Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	2,100	2,291
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	224	226
Vnesheconombank Via VEB Finance plc	4.224%	11/21/18	1,000	1,014
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,350	1,444
Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	1,025	1,064
2 Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	200	205
Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	1,125	1,149
Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	450	480
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	275	282
VTB Bank OJSC Via VTB Capital SA	6.315%	2/22/18	400	420
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	875	929
VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	550	599
VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	1,725	1,792
Total Russia (Cost $64,120)				68,716
Saudi Arabia (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
SABIC Capital II BV	2.625%	10/3/18	1,000	1,013
Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	625	658
Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	750	756
Saudi Electricity Global Sukuk Co. 2	5.060%	4/8/43	700	681
2 Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	674
Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	1,150	1,190
2 Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	300	312
Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	500	514
Total Saudi Arabia (Cost $5,736)				5,798
Senegal (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Senegal	8.750%	5/13/21	500	552
Republic of Senegal	6.250%	7/30/24	200	196
Total Senegal (Cost $738)				748
Serbia, Republic Of (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
Republic of Serbia	5.250%	11/21/17	720	743
2 Republic of Serbia	5.875%	12/3/18	200	212
Republic of Serbia	5.875%	12/3/18	1,300	1,377
Republic of Serbia	4.875%	2/25/20	700	726
Republic of Serbia	7.250%	9/28/21	2,300	2,657
Total Serbia, Republic Of (Cost $5,545)				5,715
South Africa (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
Eskom Holdings SOC Ltd.	5.750%	1/26/21	2,400	2,394
Eskom Holdings SOC Ltd.	6.750%	8/6/23	880	901
2 Eskom Holdings SOC Ltd.	7.125%	2/11/25	200	204
Eskom Holdings SOC Ltd.	7.125%	2/11/25	100	103
Republic of South Africa	6.875%	5/27/19	1,195	1,337
Republic of South Africa	5.500%	3/9/20	2,570	2,795
Republic of South Africa	5.875%	5/30/22	971	1,095
Republic of South Africa	4.665%	1/17/24	1,700	1,791
Republic of South Africa	5.875%	9/16/25	1,800	2,043
Republic of South Africa	6.250%	3/8/41	993	1,185
Republic of South Africa	5.375%	7/24/44	700	759

2	Transnet SOC Ltd.	4.000%	7/26/22	800	778
Total South Africa (Cost $14,781)					15,385
Sri Lanka (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
	Bank of Ceylon	6.875%	5/3/17	250	255
	Bank of Ceylon	5.325%	4/16/18	500	506
2	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	200	208
	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	600	625
2	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	250	256
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	1,032	1,090
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,550	1,633
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	800	824
	Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	500	508
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	1,000	1,051
	Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	1,000	1,044
	National Savings Bank	8.875%	9/18/18	400	432
Total Sri Lanka (Cost $8,104)					8,432
Thailand (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Krung Thai Bank PCL	2.250%	9/11/18	400	405
1	Krung Thai Bank PCL	5.200%	12/26/24	750	786
	PTT Public Co. Ltd.	3.375%	10/25/22	525	553
	PTT Public Co. Ltd.	4.500%	10/25/42	400	426
Total Thailand (Cost $2,045)					2,170
Trinidad And Tobago (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
2	Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	700	766
2	Republic of Trinidad & Tobago	4.375%	1/16/24	200	208
	Republic of Trinidad & Tobago	4.500%	8/4/26	2,250	2,250
Total Trinidad And Tobago (Cost $3,223)					3,224
Tunisia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Banque Centrale de Tunisie SA	5.750%	1/30/25	1,050	996
Total Tunisia (Cost $999)					996
Turkey (5.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.1%)
	Export Credit Bank of Turkey	5.875%	4/24/19	600	621
2	Export Credit Bank of Turkey	5.375%	2/8/21	500	511
2	Export Credit Bank of Turkey	5.000%	9/23/21	400	401
	Hazine Mustesarligi Varlik Kiralama AS	4.251%	6/8/21	280	280
2	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	400	395
	Republic of Turkey	7.500%	7/14/17	991	1,037
11	Republic of Turkey	2.803%	3/26/18	700	694
	Republic of Turkey	6.750%	4/3/18	1,987	2,101
2	Republic of Turkey	4.557%	10/10/18	150	153
	Republic of Turkey	7.000%	3/11/19	2,480	2,688
	Republic of Turkey	7.500%	11/7/19	2,666	2,973
	Republic of Turkey	7.000%	6/5/20	630	697
	Republic of Turkey	5.625%	3/30/21	2,101	2,243
	Republic of Turkey	5.125%	3/25/22	825	863
	Republic of Turkey	6.250%	9/26/22	2,004	2,214
	Republic of Turkey	3.250%	3/23/23	1,601	1,513
	Republic of Turkey	5.750%	3/22/24	2,250	2,436

	Republic of Turkey	7.375%	2/5/25	2,850	3,409
	Republic of Turkey	4.250%	4/14/26	1,000	977
	Republic of Turkey	4.875%	10/9/26	2,650	2,713
	Republic of Turkey	6.875%	3/17/36	2,698	3,197
	Republic of Turkey	6.750%	5/30/40	1,210	1,425
	Republic of Turkey	6.000%	1/14/41	2,100	2,268
	Republic of Turkey	4.875%	4/16/43	5,019	4,636
	Republic of Turkey	6.625%	2/17/45	2,450	2,830
2	TC Ziraat Bankasi AS	4.250%	7/3/19	200	199
2	TC Ziraat Bankasi AS	4.750%	4/29/21	800	791
	Turkiye Halk Bankasi AS	4.875%	7/19/17	425	427
	Turkiye Halk Bankasi AS	4.750%	6/4/19	400	395
2	Turkiye Halk Bankasi AS	4.750%	6/4/19	250	247
	Turkiye Halk Bankasi AS	3.875%	2/5/20	400	379
	Turkiye Halk Bankasi AS	4.750%	2/11/21	700	671
2	Turkiye Halk Bankasi AS	5.000%	7/13/21	500	484
	Turkiye Vakiflar Bankasi Tao	5.750%	4/24/17	200	203
	Turkiye Vakiflar Bankasi Tao	3.750%	4/15/18	700	687
	Turkiye Vakiflar Bankasi Tao	5.000%	10/31/18	200	200
	Turkiye Vakiflar Bankasi Tao	6.000%	11/1/22	800	774
1	Turkiye Vakiflar Bankasi Tao	6.875%	2/3/25	200	196
Total Turkey (Cost $48,580)					48,928
Ukraine (1.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
2	Oschadbank Via SSB #1 plc	9.625%	3/20/25	200	192
	Oschadbank Via SSB #1 plc	9.625%	3/20/25	1,400	1,351
	Ukraine	7.750%	9/1/19	1,500	1,491
	Ukraine	7.750%	9/1/20	500	494
2	Ukraine	7.750%	9/1/20	1,428	1,406
2	Ukraine	7.750%	9/1/21	907	891
	Ukraine	7.750%	9/1/22	500	490
	Ukraine	7.750%	9/1/23	1,500	1,463
	Ukraine	7.750%	9/1/24	1,750	1,698
	Ukraine	7.750%	9/1/25	250	242
	Ukraine	7.750%	9/1/26	1,600	1,546
	Ukraine	7.750%	9/1/27	800	769
2	Ukraine Railways via Shortline plc	9.875%	9/16/21	200	176
1	Ukreximbank Via Biz Finance plc	9.625%	4/27/22	600	596
1,2	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	200	194
Total Ukraine (Cost $12,465)					12,999
United Arab Emirates (4.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
2	Abu Dhabi National Energy Co. PJSC	6.165%	10/25/17	1,150	1,209
2	Abu Dhabi National Energy Co. PJSC	2.500%	1/12/18	400	402
2	Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	275	307
2	Abu Dhabi National Energy Co. PJSC	5.875%	12/13/21	200	231
2	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	1,800	1,840
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	200	207
2	Abu Dhabi National Energy Co. PJSC	4.375%	6/22/26	1,000	1,074
2	Abu Dhabi National Energy Co. PJSC	6.500%	10/27/36	825	1,083
4	ADCB Finance Cayman Ltd.	1.965%	1/9/17	200	200
	ADCB Finance Cayman Ltd.	2.500%	3/6/18	1,000	1,005
	ADCB Finance Cayman Ltd.	3.000%	3/4/19	400	409
	ADCB Finance Cayman Ltd.	2.625%	3/10/20	1,300	1,311
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	425	444

	AHB Sukuk Co. Ltd.	3.267%	10/8/18	200	205
	DEWA Sukuk 2013 Ltd.	3.000%	3/5/18	650	661
1,2	Dolphin Energy Ltd.	5.888%	6/15/19	636	679
2	Dolphin Energy Ltd.	5.500%	12/15/21	820	942
	DP World Crescent Ltd.	3.908%	5/31/23	1,000	1,014
	DP World Ltd.	3.250%	5/18/20	1,250	1,285
2	DP World Ltd.	6.850%	7/2/37	1,250	1,451
2	DP World Sukuk Ltd.	6.250%	7/2/17	670	698
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	234
2	Dubai Electricity & Water Authority	7.375%	10/21/20	1,475	1,740
2	Emirate of Abu Dhabi	6.750%	4/8/19	1,583	1,805
	Emirate of Abu Dhabi	2.125%	5/3/21	1,765	1,789
	Emirate of Abu Dhabi	3.125%	5/3/26	1,057	1,113
2	Emirate of Abu Dhabi	3.125%	5/3/26	1,800	1,896
	Emirate of Dubai	7.750%	10/5/20	700	837
	Emirate of Dubai	3.875%	1/30/23	1,100	1,139
	Emirate of Dubai	5.250%	1/30/43	200	196
1,2	Emirates Airline	4.500%	2/6/25	823	845
	Emirates NBD PJSC	3.250%	11/19/19	335	345
1	Emirates NBD PJSC	4.875%	3/28/23	950	978
	Emirates Telecommunications Group Co.
	PJSC	2.375%	6/18/19	800	809
	Emirates Telecommunications Group Co.
	PJSC	3.500%	6/18/24	500	531
	ICD Sukuk Co. Ltd.	3.508%	5/21/20	250	253
2	IPIC GMTN Ltd.	5.000%	11/15/20	1,400	1,555
2	IPIC GMTN Ltd.	5.500%	3/1/22	710	818
2	IPIC GMTN Ltd.	6.875%	11/1/41	800	1,135
	Jafz Sukuk Ltd.	7.000%	6/19/19	400	446
2	MDC-GMTN B.V.	7.625%	5/6/19	500	582
2	MDC-GMTN B.V.	5.500%	4/20/21	450	516
2	MDC-GMTN B.V.	3.250%	4/28/22	200	209
	MDC-GMTN B.V.	3.250%	4/28/22	500	521
1	Medjool Ltd.	3.875%	3/19/23	265	271
	National Bank of Abu Dhabi PJSC	3.000%	8/13/19	1,300	1,336
	National Bank of Abu Dhabi PJSC	2.250%	2/11/20	75	75
	Noor Sukuk Co. Ltd.	2.788%	4/28/20	350	347
2	NOVA Chemicals Corp.	5.250%	8/1/23	900	935
	RAK Capital	3.297%	10/21/18	600	615
	RAK Capital	3.094%	3/31/25	700	702
	RAKFunding Cayman Ltd.	3.250%	6/24/19	950	956
1	Ruwais Power Co. PJSC	6.000%	8/31/36	800	942
	Sharjah Sukuk Ltd.	3.764%	9/17/24	400	423
1,2	Waha Aerospace BV	3.925%	7/28/20	592	617
Total United Arab Emirates (Cost $42,957)					44,168
Uruguay (1.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
1	Oriental Republic of Uruguay	8.000%	11/18/22	298	383
1	Oriental Republic of Uruguay	4.500%	8/14/24	1,589	1,745
1	Oriental Republic of Uruguay	4.375%	10/27/27	2,230	2,361
	Oriental Republic of Uruguay	7.875%	1/15/33	346	484
1	Oriental Republic of Uruguay	7.625%	3/21/36	1,316	1,826
1	Oriental Republic of Uruguay	4.125%	11/20/45	350	322
1	Oriental Republic of Uruguay	5.100%	6/18/50	3,320	3,349

Total Uruguay (Cost $9,936)				10,470
Venezuela (2.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.6%)
Bolivarian Republic of Venezuela	13.625%	8/15/18	566	374
Bolivarian Republic of Venezuela	7.000%	12/1/18	1,510	808
Bolivarian Republic of Venezuela	7.750%	10/13/19	1,606	769
Bolivarian Republic of Venezuela	6.000%	12/9/20	956	416
1 Bolivarian Republic of Venezuela	12.750%	8/23/22	3,565	1,885
Bolivarian Republic of Venezuela	9.000%	5/7/23	1,851	817
Bolivarian Republic of Venezuela	8.250%	10/13/24	1,909	823
Bolivarian Republic of Venezuela	7.650%	4/21/25	1,700	720
Bolivarian Republic of Venezuela	11.750%	10/21/26	1,627	784
Bolivarian Republic of Venezuela	9.250%	9/15/27	2,822	1,354
Bolivarian Republic of Venezuela	9.250%	5/7/28	640	283
1 Bolivarian Republic of Venezuela	11.950%	8/5/31	4,229	2,040
Bolivarian Republic of Venezuela	9.375%	1/13/34	1,400	623
Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	562
CA La Electricidad de Caracas	8.500%	4/10/18	320	154
2 CITGO Holding Inc.	10.750%	2/15/20	1,150	1,133
CITGO Holding Inc.	10.750%	2/15/20	100	99
2 CITGO Petroleum Corp.	6.250%	8/15/22	535	514
CITGO Petroleum Corp.	6.250%	8/15/22	100	96
1 Petroleos de Venezuela SA	8.500%	11/2/17	3,639	2,829
1 Petroleos de Venezuela SA	9.000%	11/17/21	1,858	908
1 Petroleos de Venezuela SA	12.750%	2/17/22	555	300
1 Petroleos de Venezuela SA	6.000%	5/16/24	6,250	2,328
1 Petroleos de Venezuela SA	6.000%	11/15/26	3,366	1,227
Petroleos de Venezuela SA	5.375%	4/12/27	3,945	1,441
1 Petroleos de Venezuela SA	9.750%	5/17/35	2,063	918
Petroleos de Venezuela SA	5.500%	4/12/37	1,410	506
Total Venezuela (Cost $25,545)				24,711
Vietnam (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Socialist Republic of Vietnam	6.750%	1/29/20	659	740
2 Socialist Republic of Vietnam	4.800%	11/19/24	200	212
Socialist Republic of Vietnam	4.800%	11/19/24	575	614
Total Vietnam (Cost $1,482)				1,566
Zambia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Zambia	5.375%	9/20/22	725	575
2 Republic of Zambia	8.500%	4/14/24	450	395
Republic of Zambia	8.500%	4/14/24	600	528
1 Republic of Zambia	8.970%	7/30/27	700	615
Total Zambia (Cost $2,296)				2,113
Temporary Cash Investments (1.3%)
Time Deposits (0.0%)
United States Dollar Time Deposits	0.150%	8/1/50	110	109

		Shares
Money Market Fund (1.3%)
12 Vanguard Market Liquidity Fund	0.561%	12,028,654	12,029
Total Temporary Cash Investments (Cost $12,138)			12,138
Total Investments (99.7%) (Cost $919,054)			958,237
Other Assets and Liabilities-Net (0.3%)			2,752
Net Assets (100%)			960,989

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $112,998,000, representing 11.8% of net assets.
3 Guaranteed by the Republic of Azerbaijan.
4 Adjustable-rate security.
5 Guaranteed by the Republic of Hungary.
6 Guaranteed by the Republic of Indonesia.
7 Guaranteed by the Federation of Malaysia.
8 Guaranteed by the Government of Mongolia.
9 Guaranteed by the Republic of the Philippines.
10 Guaranteed by the State of Qatar.
11 Guaranteed by the Republic of Turkey.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	943,849	2,250
Temporary Cash Investments	12,029	109	—
Total	12,029	943,958	2,250

C. At July 31, 2016, the cost of investment securities for tax purposes was $919,054,000. Net unrealized appreciation of investment securities for tax purposes was $39,183,000, consisting of unrealized gains of $43,980,000 on securities that had risen in value since their purchase and $4,797,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Minimum Volatility Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)1
Australia (4.9%)
Transurban Group	1,617,386	15,454
AGL Energy Ltd.	661,979	10,364
Stockland	2,204,185	8,459
Telstra Corp. Ltd.	1,382,977	6,066
Ramsay Health Care Ltd.	101,255	6,066
Cochlear Ltd.	49,538	5,005
DUET Group	2,412,205	4,938
Sydney Airport	800,565	4,610
Vicinity Centres	1,335,197	3,518
GPT Group	803,725	3,428
ASX Ltd.	72,176	2,730
JB Hi-Fi Ltd.	128,367	2,533
Coca-Cola Amatil Ltd.	358,529	2,508
BWP Trust	796,405	2,316
Caltex Australia Ltd.	64,387	1,628
Scentre Group	335,444	1,352
Sonic Healthcare Ltd.	76,955	1,344
Wesfarmers Ltd.	35,221	1,152
Charter Hall Retail REIT	191,055	698
		84,169
Belgium (0.5%)
Colruyt SA	113,482	6,330
Elia System Operator SA/NV	23,212	1,237
Sofina SA	6,290	842
Cofinimmo SA	5,474	684
		9,093
Brazil (1.6%)
Telefonica Brasil SA ADR	765,995	11,597
BRF SA ADR	479,783	8,003
Ambev SA ADR	1,049,734	6,067
Cia de Saneamento Basico do Estado de Sao Paulo ADR	146,670	1,385
		27,052
Canada (6.3%)
BCE Inc.	519,673	24,888
TELUS Corp.	410,703	13,743
Dollarama Inc.	137,133	10,140
Emera Inc.	233,860	8,719
Shaw Communications Inc. Class B	403,497	8,183
^ Canadian Tire Corp. Ltd. Class A	63,338	6,655
^ Bank of Montreal	93,889	6,019
TransCanada Corp.	122,921	5,700
Open Text Corp.	59,234	3,609
Pembina Pipeline Corp.	108,535	3,166
Metro Inc.	86,250	3,136
Intact Financial Corp.	36,766	2,635
Cineplex Inc.	49,300	1,921
Thomson Reuters Corp.	39,800	1,677
Fortis Inc.	48,420	1,604

Rogers Communications Inc. Class B	31,706	1,401
^ RioCan REIT	54,246	1,204
2 Hydro One Ltd.	59,688	1,185
^ H&R REIT	63,400	1,129
^ Parkland Fuel Corp.	45,600	809
* CGI Group Inc. Class A	15,400	748
Waste Connections Inc.	1	—
		108,271
Chile (0.2%)
Enersis Americas SA ADR	165,762	1,439
Cia Cervecerias Unidas SA ADR	33,795	773
Banco Santander Chile ADR	23,500	483
		2,695
China (0.5%)
China Mobile Ltd. ADR	126,903	7,879

Denmark (0.2%)
ISS A/S	44,768	1,727
William Demant Holding A/S	39,580	808
Royal Unibrew A/S	9,785	450
		2,985
France (0.1%)
BioMerieux	6,076	840
Sodexo SA	5,000	586
		1,426
Germany (0.9%)
* STADA Arzneimittel AG	71,425	3,856
Fielmann AG	39,184	3,027
Henkel AG & Co. KGaA Preference Shares	21,692	2,703
Celesio AG	61,654	1,784
MTU Aero Engines AG	15,632	1,597
RHOEN-KLINIKUM AG	49,613	1,462
Merck KGaA	9,993	1,104
		15,533
Hong Kong (2.8%)
CLP Holdings Ltd.	2,515,350	26,215
Link REIT	724,000	5,409
Want Want China Holdings Ltd.	6,179,000	3,794
AAC Technologies Holdings Inc.	364,500	3,407
Yuexiu REIT	5,326,000	3,194
Hang Seng Bank Ltd.	112,700	2,018
Cheung Kong Infrastructure Holdings Ltd.	202,000	1,788
Chow Tai Fook Jewellery Group Ltd.	1,969,600	1,521
Swire Pacific Ltd. Class A	79,500	953
		48,299
India (2.0%)
HDFC Bank Ltd. ADR	191,384	13,257
Infosys Ltd. ADR	789,999	12,980
Dr Reddy's Laboratories Ltd. ADR	196,670	8,585
		34,822

Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT ADR	121,986	8,051

Ireland (0.1%)
Kerry Group plc Class A	19,684	1,684

Israel (0.5%)
Bank Hapoalim BM	446,785	2,277
Bezeq The Israeli Telecommunication Corp. Ltd.	893,813	1,774
Teva Pharmaceutical Industries Ltd. ADR	26,908	1,440
Teva Pharmaceutical Industries Ltd.	24,246	1,327
Paz Oil Co. Ltd.	5,690	927
		7,745
Italy (0.2%)
Terna Rete Elettrica Nazionale SPA	347,004	1,890
Davide Campari-Milano SPA	167,064	1,726
		3,616
Japan (3.2%)
Sawai Pharmaceutical Co. Ltd.	117,200	9,300
Takeda Pharmaceutical Co. Ltd.	151,100	6,733
Sumitomo Dainippon Pharma Co. Ltd.	344,800	6,445
^ Kagome Co. Ltd.	225,700	6,137
Taisho Pharmaceutical Holdings Co. Ltd.	37,700	4,128
TonenGeneral Sekiyu KK	433,000	3,912
Canon Inc.	68,900	1,955
Mitsubishi Tanabe Pharma Corp.	100,300	1,872
Shimamura Co. Ltd.	12,400	1,809
MOS Food Services Inc.	56,200	1,646
Sankyo Co. Ltd.	40,300	1,467
Toyo Suisan Kaisha Ltd.	27,500	1,221
Nitori Holdings Co. Ltd.	9,700	1,206
Takashimaya Co. Ltd.	119,000	902
Rohto Pharmaceutical Co. Ltd.	51,000	880
Nissin Foods Holdings Co. Ltd.	15,000	852
Ricoh Co. Ltd.	86,900	768
Lawson Inc.	9,700	747
Sega Sammy Holdings Inc.	66,800	732
Ryohin Keikaku Co. Ltd.	3,100	688
Ringer Hut Co. Ltd.	28,800	662
Studio Alice Co. Ltd.	28,500	638
Earth Chemical Co. Ltd.	13,200	626
		55,326
Mexico (0.8%)
Fomento Economico Mexicano SAB de CV ADR	102,835	9,204
Grupo Aeroportuario del Pacifico SAB de CV ADR	34,717	3,411
Grupo Televisa SAB ADR	27,913	742
		13,357
Norway (0.5%)
Orkla ASA	778,468	7,242
Norsk Hydro ASA	191,530	821
		8,063
Russia (0.7%)
Novatek OJSC GDR	51,625	5,189
MMC Norilsk Nickel PJSC ADR	291,331	4,265
Gazprom PJSC ADR	465,095	1,906

Rosneft PJSC GDR	221,739	1,078
		12,438
Singapore (0.9%)
Singapore Telecommunications Ltd.	1,714,600	5,377
Singapore Airlines Ltd.	452,600	3,710
Oversea-Chinese Banking Corp. Ltd.	558,248	3,601
ComfortDelGro Corp. Ltd.	641,600	1,357
Wilmar International Ltd.	583,400	1,353
CapitaLand Mall Trust	270,700	434
		15,832
South Korea (3.1%)
KT Corp.	522,754	14,815
Korea Zinc Co. Ltd.	29,606	13,505
SK Telecom Co. Ltd.	39,647	8,147
KT&G Corp.	38,452	4,158
Woori Bank	229,725	2,073
Samsung Electronics Co. Ltd.	1,503	2,068
GS Holdings Corp.	45,783	1,978
Kakao Corp.	20,238	1,643
CJ CheilJedang Corp.	3,918	1,380
Hanmi Pharm Co. Ltd.	1,715	937
Macquarie Korea Infrastructure Fund	106,880	854
Daewoong Pharmaceutical Co. Ltd.	8,942	760
Kangwon Land Inc.	20,741	759
LG Corp.	13,123	746
		53,823
Spain (0.1%)
* Red Electrica Corp. SA	46,800	1,072
Viscofan SA	9,941	532
Ebro Foods SA	17,809	406
		2,010
Sweden (0.7%)
Swedish Match AB	319,252	11,646

Switzerland (5.1%)
Swisscom AG	32,097	15,790
Sonova Holding AG	103,137	14,120
Logitech International SA	632,863	12,634
Kuehne & Nagel International AG	64,636	9,066
Baloise Holding AG	62,098	6,990
Galenica AG	4,592	5,918
dorma&kaba Holding AG	5,720	4,176
Swiss Prime Site AG	38,590	3,544
Sika AG	742	3,476
Straumann Holding AG	5,784	2,208
Chocoladefabriken Lindt & Spruengli AG	360	2,117
* Flughafen Zuerich AG	9,890	1,854
Allreal Holding AG	9,242	1,365
EMS-Chemie Holding AG	1,975	1,081
Siegfried Holding AG	3,851	810
Schindler Holding AG	4,203	806
Chocoladefabriken Lindt & Spruengli AG Registered Shares	5	353
		86,308
Taiwan (2.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	894,410	24,847

Chunghwa Telecom Co. Ltd. ADR	161,501	5,835
Siliconware Precision Industries Co. Ltd. ADR	486,505	3,620
United Microelectronics Corp. ADR	649,400	1,227
		35,529
United Kingdom (8.1%)
RELX NV	922,729	17,521
Fresnillo plc	530,244	13,569
National Grid plc	709,038	10,167
GlaxoSmithKline plc	451,012	10,072
Direct Line Insurance Group plc	1,717,015	7,945
Next plc	110,002	7,313
Royal Mail plc	1,046,936	7,060
AstraZeneca plc	90,426	6,054
DCC plc	66,217	5,909
British American Tobacco plc	75,852	4,841
Imperial Brands plc	78,168	4,119
2 Merlin Entertainments plc	549,396	3,437
Mediclinic International plc	207,191	2,942
Bunzl plc	93,744	2,933
* UBM plc	329,554	2,925
Greene King plc	269,359	2,894
Reckitt Benckiser Group plc	26,894	2,608
SSE plc	114,920	2,307
BAE Systems plc	316,710	2,236
Meggitt plc	371,553	2,152
RPC Group plc	178,232	2,034
Admiral Group plc	65,354	1,870
Compass Group plc	97,570	1,854
Howden Joinery Group plc	275,084	1,573
Hikma Pharmaceuticals plc	39,602	1,379
Babcock International Group plc	102,964	1,321
Melrose Industries plc	129,861	1,176
Regus plc	286,213	1,156
UK Commercial Property Trust Ltd.	946,030	983
Indivior plc	239,601	940
F&C Commercial Property Trust Ltd.	537,029	881
Playtech plc	73,865	851
Sage Group plc	81,666	770
Inchcape plc	82,750	738
Tate & Lyle plc	65,251	624
Severn Trent plc	14,055	455
Ultra Electronics Holdings plc	17,786	403
		138,012
United States (52.7%)
Consumer Discretionary (3.0%)
Genuine Parts Co.	71,939	7,355
Pool Corp.	70,597	7,221
Children's Place Inc.	63,318	5,292
Service Corp. International	164,437	4,558
Texas Roadhouse Inc. Class A	71,395	3,371
* AutoZone Inc.	4,052	3,298
Six Flags Entertainment Corp.	50,873	2,869
Aramark	69,895	2,506
* Murphy USA Inc.	31,141	2,387
John Wiley & Sons Inc. Class A	41,148	2,374
* Madison Square Garden Co. Class A	12,335	2,255

* O'Reilly Automotive Inc.	7,200	2,092
Monro Muffler Brake Inc.	29,134	1,824
Churchill Downs Inc.	10,875	1,426
* LifeLock Inc.	52,557	879
Regal Entertainment Group Class A	36,955	869
DineEquity Inc.	9,310	758
New York Times Co. Class A	45,523	591
		51,925
Consumer Staples (8.4%)
3 Church & Dwight Co. Inc.	231,923	22,784
Clorox Co.	165,989	21,756
Spectrum Brands Holdings Inc.	162,208	20,888
3 Kimberly-Clark Corp.	131,329	17,014
Vector Group Ltd.	636,944	14,070
Colgate-Palmolive Co.	110,449	8,221
Sysco Corp.	135,085	6,996
Altria Group Inc.	103,245	6,990
Kellogg Co.	69,002	5,707
Lancaster Colony Corp.	33,726	4,383
B&G Foods Inc.	74,760	3,857
Procter & Gamble Co.	37,521	3,211
Philip Morris International Inc.	31,600	3,168
JM Smucker Co.	18,010	2,776
Pinnacle Foods Inc.	21,080	1,059
McCormick & Co. Inc.	5,400	552
J&J Snack Foods Corp.	4,400	535
		143,967
Energy (0.3%)
World Fuel Services Corp.	69,771	3,321
Exxon Mobil Corp.	27,125	2,413
		5,734
Financials (11.8%)
RenaissanceRe Holdings Ltd.	179,017	21,038
Lamar Advertising Co. Class A	184,396	12,513
Washington Federal Inc.	397,132	9,928
Brown & Brown Inc.	226,200	8,292
3 Healthcare Trust of America Inc. Class A	242,312	8,251
Two Harbors Investment Corp.	926,577	8,108
Rayonier Inc.	272,400	7,415
ProAssurance Corp.	132,894	6,865
Capitol Federal Financial Inc.	455,900	6,460
Chimera Investment Corp.	356,848	5,988
Beneficial Bancorp Inc.	433,982	5,885
WP Carey Inc.	67,700	4,918
* Essent Group Ltd.	189,233	4,534
* Arch Capital Group Ltd.	55,810	4,053
TFS Financial Corp.	219,700	3,999
PS Business Parks Inc.	34,375	3,812
Healthcare Realty Trust Inc.	97,252	3,517
People's United Financial Inc.	230,315	3,492
Liberty Property Trust	83,320	3,448
New York REIT Inc.	356,734	3,403
Oritani Financial Corp.	206,400	3,348
Blackstone Mortgage Trust Inc. Class A	113,028	3,279
MFA Financial Inc.	418,444	3,147
Marsh & McLennan Cos. Inc.	46,600	3,064

Federal Realty Investment Trust	16,846	2,859
Piedmont Office Realty Trust Inc. Class A	120,630	2,647
4 Hudson Pacific Properties Inc.	78,037	2,638
Capstead Mortgage Corp.	241,849	2,406
Post Properties Inc.	36,877	2,345
Mack-Cali Realty Corp.	83,139	2,345
Axis Capital Holdings Ltd.	38,823	2,158
Education Realty Trust Inc.	43,935	2,115
Acadia Realty Trust	56,000	2,109
Empire State Realty Trust Inc.	98,485	2,067
EverBank Financial Corp.	113,559	2,039
National Retail Properties Inc.	36,500	1,940
Arthur J Gallagher & Co.	38,497	1,894
Equity One Inc.	50,389	1,676
Ramco-Gershenson Properties Trust	76,300	1,514
Northwest Bancshares Inc.	97,172	1,449
EastGroup Properties Inc.	18,339	1,350
EPR Properties	15,261	1,282
Annaly Capital Management Inc.	108,600	1,192
American Homes 4 Rent Class A	54,400	1,180
Urstadt Biddle Properties Inc. Class A	47,000	1,161
Franklin Street Properties Corp.	87,350	1,120
CoreSite Realty Corp.	13,445	1,110
DuPont Fabros Technology Inc.	21,323	1,020
STAG Industrial Inc.	34,189	868
* Markel Corp.	838	795
Brookline Bancorp Inc.	68,100	776
National Health Investors Inc.	9,400	739
Valley National Bancorp	80,877	734
Camden Property Trust	8,000	717
* Equity Commonwealth	22,653	680
Cousins Properties Inc.	62,700	667
Alexandria Real Estate Equities Inc.	5,900	663
Investors Bancorp Inc.	54,095	614
Investors Real Estate Trust	82,500	546
Universal Health Realty Income Trust	8,800	525
American Financial Group Inc.	6,444	471
Dime Community Bancshares Inc.	25,000	432
Safety Insurance Group Inc.	6,600	420
		202,020
Health Care (7.7%)
3 Johnson & Johnson	205,209	25,698
Owens & Minor Inc.	481,544	17,196
Teleflex Inc.	75,311	13,579
CR Bard Inc.	55,532	12,424
* Henry Schein Inc.	64,164	11,613
Patterson Cos. Inc.	212,931	10,510
Dentsply Sirona Inc.	83,997	5,379
Chemed Corp.	34,310	5,048
Pfizer Inc.	135,771	5,009
* Laboratory Corp. of America Holdings	33,999	4,745
Quest Diagnostics Inc.	41,446	3,579
Hill-Rom Holdings Inc.	62,433	3,336
* DaVita HealthCare Partners Inc.	39,604	3,071
Danaher Corp.	36,900	3,005
* Integra LifeSciences Holdings Corp.	29,258	2,466
* MEDNAX Inc.	21,725	1,497

* Bio-Rad Laboratories Inc. Class A	5,785	839
* Intuitive Surgical Inc.	1,145	797
Cantel Medical Corp.	10,318	691
Analogic Corp.	4,269	359
		130,841
Industrials (8.5%)
Waste Management Inc.	371,545	24,567
United Parcel Service Inc. Class B	224,674	24,287
3 Expeditors International of Washington Inc.	350,060	17,303
L-3 Communications Holdings Inc.	90,664	13,747
Cintas Corp.	89,605	9,612
Carlisle Cos. Inc.	75,218	7,769
* IHS Markit Ltd.	179,432	6,234
* Copart Inc.	121,313	6,119
Rollins Inc.	194,918	5,493
3 Republic Services Inc. Class A	97,995	5,023
General Dynamics Corp.	20,100	2,953
Lockheed Martin Corp.	11,575	2,925
Healthcare Services Group Inc.	66,991	2,600
3M Co.	14,100	2,515
Huntington Ingalls Industries Inc.	12,812	2,211
National Presto Industries Inc.	20,674	1,851
* Teledyne Technologies Inc.	17,400	1,827
Herman Miller Inc.	49,016	1,606
Matthews International Corp. Class A	22,400	1,346
Insperity Inc.	14,278	1,121
KAR Auction Services Inc.	24,245	1,037
BWX Technologies Inc.	24,544	903
* Fortive Corp.	18,450	890
IDEX Corp.	8,788	789
Rockwell Collins Inc.	8,803	745
		145,473
Information Technology (5.7%)
Jack Henry & Associates Inc.	275,109	24,553
3 Paychex Inc.	288,625	17,110
Amdocs Ltd.	187,920	10,967
Broadridge Financial Solutions Inc.	111,948	7,577
* CACI International Inc. Class A	59,855	5,706
Automatic Data Processing Inc.	58,893	5,239
* VeriSign Inc.	55,500	4,807
3 Motorola Solutions Inc.	68,600	4,759
* Genpact Ltd.	75,832	2,030
* Check Point Software Technologies Ltd.	20,095	1,545
* Gartner Inc.	14,108	1,414
* Viavi Solutions Inc.	184,091	1,313
* Synopsys Inc.	22,330	1,209
* Itron Inc.	25,444	1,086
Dolby Laboratories Inc. Class A	21,327	1,073
* Electronics For Imaging Inc.	23,668	1,048
Cognex Corp.	22,595	1,021
Amphenol Corp. Class A	13,300	792
Symantec Corp.	38,066	778
Littelfuse Inc.	5,994	749
CSG Systems International Inc.	18,286	736
* Progress Software Corp.	19,000	552

National Instruments Corp.			19,000	545
				96,609
Materials (3.6%)
Kaiser Aluminum Corp.			213,203	17,664
Compass Minerals International Inc.			203,134	14,136
AptarGroup Inc.			139,732	10,924
Sonoco Products Co.			163,788	8,342
Reliance Steel & Aluminum Co.			83,402	6,542
RPM International Inc.			38,981	2,115
Nucor Corp.			29,353	1,575
Silgan Holdings Inc.			16,625	824
				62,122
Telecommunication Services (0.4%)
Cogent Communications Holdings Inc.			108,601	4,641
AT&T Inc.			19,108	827
* Zayo Group Holdings Inc.			27,115	767
				6,235
Utilities (3.3%)
IDACORP Inc.			135,945	10,991
Vectren Corp.			174,331	9,018
Portland General Electric Co.			163,848	7,155
3 Southern Co.			133,667	7,151
ALLETE Inc.			80,705	5,153
NorthWestern Corp.			65,892	4,002
Avista Corp.			77,012	3,350
OGE Energy Corp.			67,790	2,181
Spire Inc.			29,904	2,075
Ameren Corp.			36,454	1,912
Duke Energy Corp.			18,700	1,601
Enersis Chile SA ADR			165,762	952
Dominion Resources Inc.			6,600	515
				56,056
Total United States				900,982
Total Common Stocks (Cost $1,528,791)				1,696,646
	Coupon
Temporary Cash Investments (2.0%)1
Money Market Fund (1.9%)
5,6 Vanguard Market Liquidity Fund	0.561%		32,530,348	32,530

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
3,7 Federal Home Loan Bank Discount Notes	0.415%	9/23/16	700	700
Total Temporary Cash Investments (Cost $33,230)				33,230
Total Investments (101.3%) (Cost $1,562,021)				1,729,876
Other Assets and Liabilities-Net (-1.3%)6				(21,706)
Net Assets (100%)				1,708,170

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,457,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.2%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $4,622,000, representing 0.3% of net assets.
3 Securities with a value of $4,347,000 have been segregated as collateral for open forward currency contracts.
4 Securities with a value of $2,127,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $18,274,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

Global Minimum Volatility Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	239,095	556,569	—
Common Stocks—United States	900,982	—	—
Temporary Cash Investments	32,530	700	—
Futures Contracts—Assets[1]	48	—	—
Forward Currency Contracts—Assets	—	1,895	—
Forward Currency Contracts—Liabilities	—	(9,085)	—
Total	1,172,655	550,079	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability) in the Schedule of Investments.

Global Minimum Volatility Fund

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	72	7,806	254
Dow Jones EURO STOXX 50 Index	September 2016	42	1,401	137
Topix Index	September 2016	10	1,296	88
FTSE 100 Index	September 2016	14	1,241	137
S&P ASX 200 Index	September 2016	8	839	77
				693

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Danish krone, Hong Kong dollar, Indonesian rupiah, Singapore dollar, and Taiwan dollar contracts, is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	8/16/16	GBP	6,590	USD	8,738	(14)
Deutsche Bank AG	8/16/16	USD	139,270	GBP	107,443	(2,963)
BNP Paribas	8/16/16	USD	109,068	CAD	141,221	895
BNP Paribas	8/16/16	USD	85,874	CHF	83,787	(658)
BNP Paribas	8/16/16	USD	76,291	AUD	101,932	(1,128)
BNP Paribas	8/16/16	USD	55,744	JPY	5,612,101	711
BNP Paribas	8/16/16	USD	52,488	HKD	407,136	1
BNP Paribas	8/16/16	USD	48,368	KRW	55,988,934	(1,609)
BNP Paribas	8/16/16	USD	34,939	EUR	31,515	(317)
BNP Paribas	8/16/16	USD	33,210	TWD	1,072,016	(381)
BNP Paribas	8/16/16	USD	32,383	INR	2,198,823	(351)
BNP Paribas	8/16/16	USD	20,992	BRL	71,060	(798)
Goldman Sachs International	8/16/16	USD	14,686	SGD	19,821	(96)

Global Minimum Volatility Fund

Goldman Sachs International	8/16/16	USD	12,801	MXN	242,563	(114)
BNP Paribas	8/16/16	USD	11,527	RUB	746,017	270
Deutsche Bank AG	8/16/16	USD	10,575	SEK	90,581	(19)
BNP Paribas	8/16/16	USD	7,453	NOK	63,172	(35)
Goldman Sachs International	8/16/16	USD	7,335	ILS	28,442	(126)
BNP Paribas	8/16/16	USD	6,989	IDR	92,704,630	(72)
Deutsche Bank AG	8/16/16	USD	4,332	AUD	5,796	(70)
BNP Paribas	8/16/16	USD	3,533	CLP	2,355,544	(59)
Credit Suisse International	8/16/16	USD	3,449	HKD	26,748	1
Goldman Sachs International	8/16/16	USD	3,095	INR	210,148	(34)
Deutsche Bank AG	8/16/16	USD	2,822	DKK	18,939	(26)
Goldman Sachs International	8/16/16	USD	2,078	BRL	7,033	(79)
BNP Paribas	8/16/16	USD	1,943	GBP	1,501	(44)
Goldman Sachs International	8/16/16	USD	1,774	KRW	2,054,263	(59)
Goldman Sachs International	8/16/16	USD	1,165	TWD	37,656	(15)
BNP Paribas	8/16/16	USD	717	SGD	968	(5)
Goldman Sachs International	8/16/16	USD	689	RUB	44,539	17
BNP Paribas	8/16/16	USD	662	SEK	5,671	(2)
Goldman Sachs International	8/16/16	USD	573	IDR	7,598,653	(6)
BNP Paribas	8/16/16	USD	418	MXN	7,920	(4)
BNP Paribas	8/16/16	USD	71	ILS	276	(1)
						(7,190)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
DKK—Danish Krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Global Minimum Volatility Fund

At July 31, 2016, the counterparty had deposited in segregated accounts securities with a value of $3,986,000 in connection with open forward currency contracts.

E. At July 31, 2016, the cost of investment securities for tax purposes was $1,562,854,000. Net unrealized appreciation of investment securities for tax purposes was $167,022,000, consisting of unrealized gains of $200,648,000 on securities that had risen in value since their purchase and $33,626,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International High Dividend Yield Index

Schedule of Investments (unaudited)

As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Australia (8.2%)
Commonwealth Bank of Australia	27,311	1,608
Westpac Banking Corp.	53,428	1,264
Australia & New Zealand Banking Group Ltd.	46,682	918
National Australia Bank Ltd.	42,493	859
BHP Billiton Ltd.	52,009	771
Wesfarmers Ltd.	18,929	619
Woolworths Ltd.	20,737	370
Transurban Group	33,138	317
Telstra Corp. Ltd.	68,366	300
Macquarie Group Ltd.	4,877	276
Rio Tinto Ltd.	7,109	271
Woodside Petroleum Ltd.	11,768	240
Suncorp Group Ltd.	20,647	211
Amcor Ltd.	18,126	207
AMP Ltd.	46,547	206
Insurance Australia Group Ltd.	39,558	182
QBE Insurance Group Ltd.	21,539	180
AGL Energy Ltd.	10,818	169
APA Group	18,263	135
Aurizon Holdings Ltd.	31,757	126
Origin Energy Ltd.	28,767	121
ASX Ltd.	3,146	119
James Hardie Industries plc	6,927	115
Sonic Healthcare Ltd.	6,489	113
Medibank Pvt Ltd.	46,571	109
Caltex Australia Ltd.	4,282	108
Sydney Airport	18,084	104
DUET Group	44,471	91
LendLease Group	8,574	88
Coca-Cola Amatil Ltd.	10,661	75
Tatts Group Ltd.	22,712	71
Challenger Ltd.	9,027	65
Orica Ltd.	5,660	61
Boral Ltd.	11,447	60
Bendigo & Adelaide Bank Ltd.	7,597	59
Incitec Pivot Ltd.	26,503	58
Bank of Queensland Ltd.	6,275	51
Tabcorp Holdings Ltd.	13,200	49
Harvey Norman Holdings Ltd.	12,272	45
CIMIC Group Ltd.	1,972	44
AusNet Services	30,679	41
IOOF Holdings Ltd.	5,533	38
Alumina Ltd.	37,476	38
ALS Ltd.	9,428	37
CSR Ltd.	12,442	36
Computershare Ltd.	5,316	36
Orora Ltd.	16,235	36
Adelaide Brighton Ltd.	7,100	32
DuluxGroup Ltd.	6,306	32

Macquarie Atlas Roads Group	7,069	31
Fairfax Media Ltd.	36,078	29
WorleyParsons Ltd.	4,892	28
Magellan Financial Group Ltd.	1,513	26
Downer EDI Ltd.	7,331	23
Flight Centre Travel Group Ltd.	842	21
Perpetual Ltd.	480	17
Platinum Asset Management Ltd.	3,269	15
Sims Metal Management Ltd.	2,226	14
Seven West Media Ltd.	11,942	9
New Hope Corp. Ltd.	4,274	5
		11,379
Austria (0.1%)
OMV AG	2,747	73
voestalpine AG	1,631	58
Vienna Insurance Group AG Wiener Versicherung Gruppe	292	6
		137
Belgium (0.5%)
* KBC Group NV	4,677	243
Solvay SA Class A	1,020	106
Ageas	3,136	105
Groupe Bruxelles Lambert SA	1,102	93
Proximus SADP	1,790	56
bpost SA	1,270	33
* Telenet Group Holding NV	667	32
		668
Brazil (2.5%)
* Petroleo Brasileiro SA ADR Type A	56,116	409
Itau Unibanco Holding SA ADR	36,824	385
Ambev SA ADR	61,200	354
Banco Bradesco SA ADR	26,452	230
Vale SA Class B Pref. ADR	38,038	175
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	27,200	160
Itausa - Investimentos Itau SA Preference Shares	58,860	152
Banco Bradesco SA	15,500	140
Banco Bradesco SA Preference Shares	13,220	116
Kroton Educacional SA	23,500	105
Itau Unibanco Holding SA Preference Shares	10,000	104
Banco do Brasil SA	15,000	97
Ambev SA	15,100	88
BB Seguridade Participacoes SA	9,400	87
CCR SA	13,400	77
Telefonica Brasil SA ADR	4,312	65
* Petroleo Brasileiro SA ADR	6,316	55
Vale SA Class B ADR	8,784	51
CPFL Energia SA ADR	3,475	49
* Engie Brasil Energia SA	3,700	48
Banco Santander Brasil SA	6,600	41
JBS SA	10,900	37
Cia Paranaense de Energia	5,500	36
CETIP SA - Mercados Organizados	2,552	34
* Centrais Eletricas Brasileiras SA ADR	4,856	33
BTG Pactual Group	6,200	33
* Petroleo Brasileiro SA	7,200	31
Vale SA	5,100	29
Cia Energetica de Minas Gerais ADR	10,026	28

Natura Cosmeticos SA	2,400	25
* Petroleo Brasileiro SA Preference Shares	5,600	20
Sul America SA	3,800	20
Estacio Participacoes SA	3,200	17
Cia Energetica de Sao Paulo Preference Shares	3,700	16
EDP - Energias do Brasil SA	3,550	16
Telefonica Brasil SA Preference Shares	1,000	15
Braskem SA ADR	1,090	13
Centrais Eletricas Brasileiras SA Preference Shares	1,700	12
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	502	11
Cia Paranaense de Energia ADR	996	10
Multiplus SA	700	9
TOTVS SA	900	9
Cia Energetica de Minas Gerais Preference Shares	3,100	9
Transmissora Alianca de Energia Eletrica SA	1,000	8
CPFL Energia SA	1,127	8
Porto Seguro SA	900	8
Vale SA Preference Shares	1,500	7
Smiles SA	400	6
AES Tiete Energia SA	1,200	6
* Centrais Eletricas Brasileiras SA	800	4
Cia Energetica de Minas Gerais	700	2
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	102	2
		3,502
Canada (7.0%)
Royal Bank of Canada	23,899	1,457
Toronto-Dominion Bank	30,013	1,308
Bank of Nova Scotia	19,661	999
Bank of Montreal	10,548	676
Enbridge Inc.	14,860	611
TransCanada Corp.	12,913	599
Canadian Imperial Bank of Commerce	6,298	478
Manulife Financial Corp.	31,307	427
Sun Life Financial Inc.	9,466	312
Rogers Communications Inc. Class B	5,810	257
BCE Inc.	4,918	236
Thomson Reuters Corp.	5,210	219
Potash Corp. of Saskatchewan Inc.	13,002	203
Agrium Inc.	2,193	199
National Bank of Canada	5,528	189
Pembina Pipeline Corp.	6,306	184
Fortis Inc.	4,600	152
Shaw Communications Inc. Class B	6,728	136
Power Corp. of Canada	6,118	133
Crescent Point Energy Corp.	8,534	125
Inter Pipeline Ltd.	5,638	118
Great-West Lifeco Inc.	4,352	113
TELUS Corp.	3,296	110
ARC Resources Ltd.	5,764	101
Canadian Utilities Ltd. Class A	3,100	95
Power Financial Corp.	3,450	80
CI Financial Corp.	3,560	73
IGM Financial Inc.	1,460	41
		9,631
Chile (0.3%)
Enersis Americas SA ADR	5,441	47

	AES Gener SA	95,197	46
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,737	43
	Banco de Credito e Inversiones	967	43
	Banco de Chile	374,203	41
	Colbun SA	141,755	35
	Aguas Andinas SA Class A	52,231	32
*	Itau CorpBanca	2,859,173	25
	Enersis Chile SA ADR	3,586	21
	Banco Santander Chile ADR	983	20
			353
China (4.7%)
	China Mobile Ltd.	84,500	1,046
	China Construction Bank Corp.	1,479,000	995
	Industrial & Commercial Bank of China Ltd.	1,147,000	654
	Bank of China Ltd.	1,182,000	488
	China Petroleum & Chemical Corp.	408,000	293
	Agricultural Bank of China Ltd.	404,000	149
	China Merchants Bank Co. Ltd.	67,500	145
	PICC Property & Casualty Co. Ltd.	70,000	109
	China Minsheng Banking Corp. Ltd.	103,500	108
	Beijing Enterprises Holdings Ltd.	19,000	107
	China Shenhua Energy Co. Ltd.	52,500	101
	Hengan International Group Co. Ltd.	11,000	93
	Bank of Communications Co. Ltd.	133,000	90
	Guangdong Investment Ltd.	52,000	80
	Haitong Securities Co. Ltd.	48,000	78
	China CITIC Bank Corp. Ltd.	117,000	74
	China Communications Construction Co. Ltd.	67,000	73
	CITIC Securities Co. Ltd.	33,500	72
2	Dalian Wanda Commercial Properties Co. Ltd.	10,100	64
	Huaneng Power International Inc.	102,000	63
	China Resources Power Holdings Co. Ltd.	38,000	61
2	China Galaxy Securities Co. Ltd.	68,500	59
	Belle International Holdings Ltd.	80,000	53
	China Merchants Holdings International Co. Ltd.	18,000	53
	China Cinda Asset Management Co. Ltd.	152,000	50
	Guangzhou Automobile Group Co. Ltd.	38,000	49
	Anhui Conch Cement Co. Ltd.	18,500	49
	GF Securities Co. Ltd.	21,600	47
	Country Garden Holdings Co. Ltd.	116,000	47
	Great Wall Motor Co. Ltd.	45,000	47
	China Vanke Co. Ltd.	18,000	41
	Guangzhou R&F Properties Co. Ltd.	26,800	41
	ANTA Sports Products Ltd.	18,000	40
	Shanghai Industrial Holdings Ltd.	17,000	40
	China Evergrande Group	63,000	40
*,2 China Huarong Asset Management Co. Ltd.		98,000	39
	COSCO Pacific Ltd.	36,000	37
	Far East Horizon Ltd.	45,000	35
	Zhejiang Expressway Co. Ltd.	34,000	35
	Zijin Mining Group Co. Ltd.	92,000	34
	Longfor Properties Co. Ltd.	22,500	31
	Chongqing Rural Commercial Bank Co. Ltd.	52,000	27
	Shenzhen International Holdings Ltd.	18,000	26
	Kingboard Chemical Holdings Ltd.	11,500	25
	Huadian Power International Corp. Ltd.	52,000	25
	China Power International Development Ltd.	60,000	25

China Jinmao Holdings Group Ltd.	82,000	23
China Communications Services Corp. Ltd.	42,000	23
Sinopec Shanghai Petrochemical Co. Ltd.	46,000	23
Shimao Property Holdings Ltd.	17,000	22
GOME Electrical Appliances Holding Ltd.	174,000	21
Agile Group Holdings Ltd.	36,000	21
China Everbright Bank Co. Ltd.	47,000	20
Lee & Man Paper Manufacturing Ltd.	25,000	19
2 Fuyao Glass Industry Group Co. Ltd.	7,600	19
Datang International Power Generation Co. Ltd.	74,000	19
2 BAIC Motor Corp. Ltd.	20,000	18
Beijing Jingneng Clean Energy Co. Ltd.	60,000	18
Chongqing Changan Automobile Co. Ltd. Class B	10,900	18
Sunac China Holdings Ltd.	28,000	18
Sino-Ocean Group Holding Ltd.	41,500	18
SOHO China Ltd.	38,000	18
2 Sinopec Engineering Group Co. Ltd.	20,000	18
Shenzhen Investment Ltd.	42,000	17
Jiangsu Expressway Co. Ltd.	12,000	17
China Everbright Ltd.	8,000	15
Huadian Fuxin Energy Corp. Ltd.	64,000	15
Yuexiu Property Co. Ltd.	112,000	14
Guangdong Electric Power Development Co. Ltd. Class B	31,400	14
Sinotrans Ltd.	31,000	14
KWG Property Holding Ltd.	20,000	12
Weifu High-Technology Group Co. Ltd. Class B	5,500	12
Huishang Bank Corp. Ltd.	21,000	10
2 Red Star Macalline Group Corp. Ltd.	8,000	8
China Zhongwang Holdings Ltd.	18,000	8
China Hongqiao Group Ltd.	12,000	8
* Greentown China Holdings Ltd.	8,500	6
Lao Feng Xiang Co. Ltd. Class B	1,700	6
China Resources Cement Holdings Ltd.	16,000	6
Kingboard Laminates Holdings Ltd.	9,000	6
Shenzhen Expressway Co. Ltd.	6,000	6
Sichuan Expressway Co. Ltd.	16,000	6
China Dongxiang Group Co. Ltd.	26,000	5
China South City Holdings Ltd.	24,000	5
Anhui Expressway Co. Ltd.	6,000	5
CSG Holding Co. Ltd. Class B	4,400	4
China Machinery Engineering Corp.	5,000	3
Xinjiang Goldwind Science & Technology Co. Ltd.	1,000	1
China International Marine Containers Group Co. Ltd.	1,100	1
China BlueChemical Ltd.	4,000	1
* Qinqin Foodstuffs Group Cayman Co. Ltd.	1,300	—
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	—
		6,499
Colombia (0.1%)
Bancolombia SA ADR	1,443	49
* Ecopetrol SA ADR	3,717	32
Grupo Aval Acciones y Valores SA ADR	3,552	27
Corp Financiera Colombiana SA	2,097	26
Interconexion Electrica SA ESP	7,887	23
Almacenes Exito SA	3,859	18
* Ecopetrol SA	19,170	8

Grupo Aval Acciones y Valores Preference Shares	3,640	2
		185
Czech Republic (0.1%)
Komercni banka as	1,249	49
CEZ AS	2,325	44
		93
Denmark (0.3%)
Danske Bank A/S	11,920	324
TDC A/S	13,606	72
Tryg A/S	1,777	33
		429
Egypt (0.1%)
Commercial International Bank Egypt SAE	17,114	92
Telecom Egypt Co.	16,400	17
Talaat Moustafa Group	24,117	15
ElSewedy Electric Co.	1,042	5
Sidi Kerir Petrochemicals Co.	1,624	2
* Orascom Construction Ltd.	217	1
		132
Finland (1.1%)
Kone Oyj Class B	6,041	306
Sampo Oyj Class A	7,295	302
UPM-Kymmene Oyj	8,533	176
Fortum Oyj	7,143	119
Wartsila OYJ Abp	2,291	99
Elisa Oyj	2,546	92
Neste Oyj	2,234	85
Stora Enso Oyj	9,300	85
Nokian Renkaat Oyj	2,115	79
Orion Oyj Class B	1,660	68
Metso Oyj	2,428	67
Kesko Oyj Class B	1,313	59
		1,537
France (6.3%)
TOTAL SA	34,272	1,648
Sanofi	17,841	1,520
BNP Paribas SA	15,786	783
AXA SA	30,984	631
Schneider Electric SE	8,560	559
Orange SA	30,270	465
Societe Generale SA	11,835	404
Engie SA	23,750	391
Vivendi SA	18,511	363
Cie de Saint-Gobain	7,226	307
Cie Generale des Etablissements Michelin	2,915	298
Veolia Environnement SA	7,692	170
Credit Agricole SA	17,076	151
SES SA Class A	5,667	124
Technip SA	1,876	105
Bouygues SA	3,070	91
Suez	5,244	85
Edenred	3,641	83
SCOR SE	2,549	74
STMicroelectronics NV	10,026	73
Rexel SA	4,403	65

Natixis SA	14,987	62
Casino Guichard Perrachon SA	1,060	57
Electricite de France SA	4,174	55
Eutelsat Communications SA	2,591	52
Lagardere SCA	1,759	45
CNP Assurances	2,811	43
Euler Hermes Group	233	19
		8,723
Germany (6.3%)
Siemens AG	12,252	1,330
BASF SE	14,748	1,158
Daimler AG	15,482	1,052
Allianz SE	7,318	1,048
Deutsche Telekom AG	50,531	860
Bayerische Motoren Werke AG	5,465	471
Deutsche Post AG	15,618	466
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,306	385
E.ON SE	30,401	326
Vonovia SE	7,836	311
ProSiebenSat.1 Media SE	3,380	155
Porsche Automobil Holding SE Preference Shares	2,704	141
Commerzbank AG	15,892	105
Hannover Rueck SE	1,025	105
RWE AG Preference Shares	7,995	104
METRO AG	2,923	94
Evonik Industries AG	2,435	76
K&S AG	2,859	60
HUGO BOSS AG	939	56
RTL Group SA	620	53
Bayerische Motoren Werke AG Preference Shares	721	52
* RWE AG	2,895	51
MAN SE	475	50
Telefonica Deutschland Holding AG	11,482	47
Deutsche Lufthansa AG	3,763	45
Axel Springer SE	693	38
Talanx AG	1,138	34
		8,673
Greece (0.0%)
OPAP SA	3,323	27
* Hellenic Petroleum SA	805	3
		30
Hong Kong (2.8%)
Hong Kong Exchanges and Clearing Ltd.	18,100	448
Sun Hung Kai Properties Ltd.	24,000	344
Cheung Kong Property Holdings Ltd.	47,000	337
CLP Holdings Ltd.	24,500	255
Hang Seng Bank Ltd.	12,400	222
Power Assets Holdings Ltd.	21,500	211
BOC Hong Kong Holdings Ltd.	58,000	191
Wharf Holdings Ltd.	23,000	159
Sands China Ltd.	37,600	144
MTR Corp. Ltd.	22,500	127
Swire Pacific Ltd. Class A	10,500	126
New World Development Co. Ltd.	106,000	124
Wheelock & Co. Ltd.	18,000	97
Hang Lung Properties Ltd.	44,000	95

Sino Land Co. Ltd.	50,000	90
Bank of East Asia Ltd.	20,400	85
Want Want China Holdings Ltd.	108,000	66
Hang Lung Group Ltd.	18,000	58
Yue Yuen Industrial Holdings Ltd.	13,500	55
Hopewell Holdings Ltd.	12,500	42
NWS Holdings Ltd.	25,000	41
Li & Fung Ltd.	78,000	39
PCCW Ltd.	48,000	35
Kerry Properties Ltd.	12,500	34
Cathay Pacific Airways Ltd.	20,000	33
Hysan Development Co. Ltd.	7,000	32
VTech Holdings Ltd.	2,900	32
Tingyi Cayman Islands Holding Corp.	36,000	31
First Pacific Co. Ltd.	40,000	31
Xinyi Glass Holdings Ltd.	40,000	31
Orient Overseas International Ltd.	8,500	30
ASM Pacific Technology Ltd.	3,800	28
Haitong International Securities Group Ltd.	42,000	25
SA Sa International Holdings Ltd.	50,000	22
Shun Tak Holdings Ltd.	56,000	18
Xinyi Solar Holdings Ltd.	40,000	15
Chow Tai Fook Jewellery Group Ltd.	19,400	15
Dah Sing Financial Holdings Ltd.	2,000	13
Guotai Junan International Holdings Ltd.	36,000	12
Television Broadcasts Ltd.	3,300	11
SJM Holdings Ltd.	15,000	9
Cafe de Coral Holdings Ltd.	2,000	7
Lifestyle International Holdings Ltd.	4,500	6
* Huabao International Holdings Ltd.	16,000	6
Hopewell Highway Infrastructure Ltd.	10,500	5
Kowloon Development Co. Ltd.	5,000	5
Texwinca Holdings Ltd.	2,000	2
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	2
* Lifestyle China Group Ltd.	4,500	1
		3,847
Hungary (0.1%)
OTP Bank plc	3,057	75
MOL Hungarian Oil & Gas plc	1,042	65
Magyar Telekom Telecommunications plc	1,192	2
		142
Indonesia (0.3%)
Telekomunikasi Indonesia Persero Tbk PT	822,500	268
Perusahaan Gas Negara Persero Tbk	222,100	56
United Tractors Tbk PT	30,200	36
Indocement Tunggal Prakarsa Tbk PT	23,700	31
Tambang Batubara Bukit Asam Persero Tbk PT	16,000	12
* Vale Indonesia Tbk PT	52,300	10
		413
Ireland (0.1%)
* Bank of Ireland	425,774	88

Israel (0.2%)
Bezeq The Israeli Telecommunication Corp. Ltd.	40,659	81
Israel Chemicals Ltd.	10,567	42
Amot Investments Ltd.	6,135	26

Paz Oil Co. Ltd.	135	22
Gazit-Globe Ltd.	1,894	19
Harel Insurance Investments & Financial Services Ltd.	3,682	13
Shikun & Binui Ltd.	2,056	4
Israel Corp. Ltd.	19	3
* Migdal Insurance & Financial Holding Ltd.	2,097	1
		211
Italy (2.2%)
Eni SPA	39,635	608
Enel SPA	120,559	555
Intesa Sanpaolo SPA (Registered)	170,357	376
Assicurazioni Generali SPA	19,905	262
Snam SPA	38,921	225
UniCredit SPA	80,374	197
Atlantia SPA	7,243	181
Terna Rete Elettrica Nazionale SPA	21,930	120
Tenaris SA	7,708	103
Intesa Sanpaolo SPA	36,547	76
Mediobanca SPA	9,471	67
Telecom Italia SPA (Bearer)	89,141	62
Unione di Banche Italiane SPA	12,768	39
Banca Mediolanum SPA	5,030	37
Banco Popolare SC	12,262	35
FinecoBank Banca Fineco SPA	5,221	31
UnipolSai SPA	13,477	23
		2,997
Japan (7.6%)
Toyota Motor Corp.	45,000	2,522
Mitsubishi UFJ Financial Group Inc.	221,700	1,121
Honda Motor Co. Ltd.	28,600	775
Sumitomo Mitsui Financial Group Inc.	20,700	656
Mizuho Financial Group Inc.	401,200	644
Takeda Pharmaceutical Co. Ltd.	13,000	579
Canon Inc.	15,600	443
Nissan Motor Co. Ltd.	39,900	387
Fuji Heavy Industries Ltd.	10,000	382
Mitsui & Co. Ltd.	27,500	322
ITOCHU Corp.	23,400	265
Nomura Holdings Inc.	53,000	239
Sumitomo Mitsui Trust Holdings Inc.	59,000	196
Sekisui House Ltd.	11,700	195
Sumitomo Corp.	18,000	189
JX Holdings Inc.	39,300	149
Daiwa Securities Group Inc.	26,000	146
Resona Holdings Inc.	34,600	138
Marubeni Corp.	29,000	135
Dai Nippon Printing Co. Ltd.	9,000	100
Japan Post Bank Co. Ltd.	7,200	88
Aozora Bank Ltd.	21,000	77
Yamaha Motor Co. Ltd.	4,400	74
Tokai Tokyo Financial Holdings Inc.	15,000	70
Kawasaki Heavy Industries Ltd.	22,000	65
Chugoku Electric Power Co. Inc.	4,700	59
Japan Airlines Co. Ltd.	1,800	55
Hino Motors Ltd.	5,100	53
Sony Financial Holdings Inc.	4,200	53

Sojitz Corp.	17,900	43
DIC Corp.	1,800	42
Kobe Steel Ltd.	46,000	40
TonenGeneral Sekiyu KK	4,000	36
Hitachi Construction Machinery Co. Ltd.	1,800	29
Showa Shell Sekiyu KK	3,000	27
Senshu Ikeda Holdings Inc.	5,400	23
North Pacific Bank Ltd.	6,100	20
Aoyama Trading Co. Ltd.	500	18
NTN Corp.	5,000	16
Mitsui Mining & Smelting Co. Ltd.	7,000	13
Hitachi Capital Corp.	600	11
Okasan Securities Group Inc.	2,000	10
Sanrio Co. Ltd.	500	9
Sankyo Co. Ltd.	200	7
Matsui Securities Co. Ltd.	800	7
		10,528
Malaysia (0.6%)
Malayan Banking Bhd.	87,700	173
CIMB Group Holdings Bhd.	91,800	99
Sime Darby Bhd.	54,100	99
Axiata Group Bhd.	69,800	98
DiGi.Com Bhd.	53,400	65
Maxis Bhd.	40,100	59
YTL Corp. Bhd.	93,300	38
AMMB Holdings Bhd.	29,200	31
British American Tobacco Malaysia Bhd.	2,200	27
Alliance Financial Group Bhd.	26,600	26
2 Astro Malaysia Holdings Bhd.	36,000	26
Telekom Malaysia Bhd.	14,400	24
YTL Power International Bhd.	65,500	23
Westports Holdings Bhd.	17,000	19
KLCCP Stapled Group	10,100	18
UMW Holdings Bhd.	12,400	17
SP Setia Bhd Group	18,700	14
Berjaya Sports Toto Bhd.	17,000	14
Lafarge Malaysia Bhd.	6,100	12
		882
Mexico (0.1%)
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,000	49
Grupo Financiero Santander Mexico SAB de CV Class B	24,400	44
Kimberly-Clark de Mexico SAB de CV Class A	11,400	26
Infraestructura Energetica Nova SAB de CV	3,000	12
Grupo Sanborns SAB de CV	1,200	2
		133
Netherlands (2.3%)
Unilever NV	24,253	1,124
* ING Groep NV	62,111	694
Koninklijke Philips NV	15,167	403
* ArcelorMittal	30,312	196
Koninklijke KPN NV	50,715	167
Koninklijke DSM NV	2,604	167
NN Group NV	5,482	148
Aegon NV	29,075	118
Randstad Holding NV	1,929	83
2 ABN AMRO Group NV	3,677	68

Boskalis Westminster	1,381	51
* OCI NV	1,098	17
		3,236
New Zealand (0.3%)
Spark New Zealand Ltd.	28,698	82
Fletcher Building Ltd.	11,190	78
Meridian Energy Ltd.	24,247	49
Contact Energy Ltd.	10,257	40
SKYCITY Entertainment Group Ltd.	10,057	37
SKY Network Television Ltd.	6,177	22
Mercury NZ Ltd.	9,618	22
Air New Zealand Ltd.	8,080	13
Vector Ltd.	1,418	4
Warehouse Group Ltd.	713	1
		348
Norway (0.7%)
Statoil ASA	15,397	245
DNB ASA	17,399	192
Telenor ASA	10,888	182
Orkla ASA	13,432	125
Marine Harvest ASA	6,145	105
Yara International ASA	2,439	80
Gjensidige Forsikring ASA	2,376	40
		969
Pakistan (0.1%)
Oil & Gas Development Co. Ltd.	26,700	35
National Bank of Pakistan	41,000	25
Fauji Fertilizer Co. Ltd.	22,200	24
Pakistan Petroleum Ltd.	15,600	24
		108
Philippines (0.1%)
Aboitiz Power Corp.	54,500	53
Philippine Long Distance Telephone Co.	1,150	51
Manila Electric Co.	5,260	36
Globe Telecom Inc.	450	22
		162
Poland (0.4%)
Polski Koncern Naftowy ORLEN SA	5,370	86
* Powszechna Kasa Oszczednosci Bank Polski SA	13,146	80
Bank Pekao SA	2,414	76
Powszechny Zaklad Ubezpieczen SA	9,665	70
KGHM Polska Miedz SA	2,463	50
PGE Polska Grupa Energetyczna SA	11,248	37
Polskie Gornictwo Naftowe i Gazownictwo SA	26,332	37
Bank Zachodni WBK SA	403	29
* mBank SA	304	24
* Tauron Polska Energia SA	17,164	14
Energa SA	4,571	11
Orange Polska SA	6,448	9
Asseco Poland SA	403	6
* Enea SA	1,939	5
Bank Handlowy w Warszawie SA	96	2
* Synthos SA	1,487	1
Budimex SA	27	1
		538

Portugal (0.2%)
EDP - Energias de Portugal SA	35,143	120
Galp Energia SGPS SA	8,755	120
		240
Russia (1.1%)
Gazprom PJSC ADR	66,966	274
Lukoil PJSC ADR	5,939	256
MMC Norilsk Nickel PJSC ADR	7,992	117
Tatneft PJSC ADR	3,697	105
Gazprom PJSC	47,690	99
Rosneft PJSC GDR	18,221	89
Lukoil PJSC	1,914	83
Mobile TeleSystems PJSC ADR	7,538	67
Severstal PJSC GDR	5,440	64
Surgutneftegas OAO Preference Shares	128,522	64
Moscow Exchange MICEX-RTS PJSC	29,108	50
PhosAgro PJSC GDR	3,320	46
Alrosa PJSC	39,300	43
Rostelecom PJSC ADR	2,978	23
Bashneft PAO Preference Shares	775	22
Novolipetsk Steel OJSC	15,270	22
Sistema JSFC GDR	1,845	15
MegaFon PJSC GDR	1,152	11
E.ON Russia JSC	249,000	11
Magnitogorsk Iron & Steel OJSC	21,500	10
Inter RAO UES PJSC	239,000	9
LSR Group PJSC GDR	2,644	8
* Aeroflot - Russian Airlines OJSC	6,000	8
Rostelecom PJSC	2,810	4
Bashneft PJSC	71	3
Tatneft PAO Preference Shares	1,100	3
		1,506
Singapore (1.5%)
Singapore Telecommunications Ltd.	119,100	374
Oversea-Chinese Banking Corp. Ltd.	53,300	344
DBS Group Holdings Ltd.	28,800	333
United Overseas Bank Ltd.	19,400	266
Keppel Corp. Ltd.	24,100	95
Singapore Airlines Ltd.	8,100	66
Singapore Press Holdings Ltd.	23,300	66
ComfortDelGro Corp. Ltd.	30,100	64
Singapore Exchange Ltd.	11,200	63
Singapore Technologies Engineering Ltd.	23,100	57
Hutchison Port Holdings Trust	87,100	41
Sembcorp Industries Ltd.	19,100	40
Golden Agri-Resources Ltd.	121,300	33
SATS Ltd.	9,600	31
Venture Corp. Ltd.	3,700	25
Yangzijiang Shipbuilding Holdings Ltd.	35,000	23
Singapore Post Ltd.	20,200	22
StarHub Ltd.	7,100	21
* Noble Group Ltd.	141,700	17
Sembcorp Marine Ltd.	12,000	13
M1 Ltd.	4,200	8
SIA Engineering Co. Ltd.	1,200	3

Frasers Centrepoint Ltd.	1,700	2
		2,007
South Africa (1.4%)
MTN Group Ltd.	28,224	285
Sasol Ltd.	8,766	233
Standard Bank Group Ltd.	18,892	189
FirstRand Ltd.	47,883	168
Sanlam Ltd.	27,420	129
Woolworths Holdings Ltd.	14,162	91
Tiger Brands Ltd.	2,930	82
Barclays Africa Group Ltd.	6,674	74
Vodacom Group Ltd.	5,916	69
Mr Price Group Ltd.	3,679	61
Life Healthcare Group Holdings Ltd.	22,141	60
Nedbank Group Ltd.	3,494	50
RMB Holdings Ltd.	10,277	46
SPAR Group Ltd.	2,961	44
Investec Ltd.	7,159	43
Truworths International Ltd.	6,225	40
AVI Ltd.	5,640	37
Imperial Holdings Ltd.	2,632	31
MMI Holdings Ltd.	16,771	28
Telkom SA SOC Ltd.	5,186	24
Massmart Holdings Ltd.	2,113	22
Tsogo Sun Holdings Ltd.	9,353	20
Tongaat Hulett Ltd.	2,237	19
Coronation Fund Managers Ltd.	3,619	19
JSE Ltd.	1,483	18
Barloworld Ltd.	2,949	18
Liberty Holdings Ltd.	1,725	15
Nampak Ltd.	9,853	15
Omnia Holdings Ltd.	1,221	15
DataTec Ltd.	3,146	11
Oceana Group Ltd.	956	8
Santam Ltd.	433	7
AECI Ltd.	928	6
Sun International Ltd.	952	6
PPC Ltd.	2,999	2
Alexander Forbes Group Holdings Ltd.	2,484	1
		1,986
South Korea (0.8%)
POSCO	1,093	221
KB Financial Group Inc.	6,398	203
KT&G Corp.	1,763	191
Hyundai Motor Co. 2nd Preference Shares	988	89
SK Telecom Co. Ltd. ADR	3,057	70
Woori Bank	6,233	56
Industrial Bank of Korea	5,190	55
DGB Financial Group Inc.	3,611	29
Hyundai Marine & Fire Insurance Co. Ltd.	1,047	28
Mirae Asset Daewoo Co. Ltd.	3,330	27
Doosan Corp.	243	25
Hanwha Life Insurance Co. Ltd.	4,523	23
NH Investment & Securities Co. Ltd.	2,103	20
Samsung Card Co. Ltd.	479	19
Doosan Heavy Industries & Construction Co. Ltd.	784	18

Hite Jinro Co. Ltd.	602	12
Hyundai Motor Co. Preference Shares	76	7
		1,093
Spain (3.3%)
Banco Santander SA	232,811	988
Telefonica SA	68,617	672
Iberdrola SA	88,921	611
Banco Bilbao Vizcaya Argentaria SA	103,147	602
Repsol SA	18,593	236
* Ferrovial SA	7,673	159
Red Electrica Corp. SA	6,884	158
Abertis Infraestructuras SA	9,615	151
Endesa SA	5,353	112
Gas Natural SDG SA	5,134	106
CaixaBank SA	41,786	105
Enagas SA	3,432	105
* Banco de Sabadell SA	75,816	104
ACS Actividades de Construccion y Servicios SA	3,472	100
Bankinter SA	11,641	81
* Banco Popular Espanol SA	47,487	67
Distribuidora Internacional de Alimentacion SA	10,662	66
Bankia SA	73,143	56
Mapfre SA	17,575	43
Mediaset Espana Comunicacion SA	3,411	39
* Acerinox SA	2,119	28
Zardoya Otis SA	2,234	22
		4,611
Sweden (2.6%)
Nordea Bank AB	51,177	456
Hennes & Mauritz AB Class B	14,803	447
Swedbank AB Class A	17,034	358
Telefonaktiebolaget LM Ericsson Class B	47,153	352
Svenska Handelsbanken AB Class A	23,049	277
Volvo AB Class B	23,676	252
Investor AB Class B	7,216	248
Skandinaviska Enskilda Banken AB Class A	22,997	202
Telia Co. AB	40,624	185
Sandvik AB	16,639	178
Skanska AB Class B	5,771	123
Swedish Match AB	2,775	101
Industrivarden AB Class A	4,783	88
SKF AB	5,466	87
* Kinnevik AB	3,188	81
Tele2 AB	5,368	45
Husqvarna AB	3,827	33
Svenska Handelsbanken AB Class B	1,516	19
SKF AB Class A	691	11
Industrivarden AB	322	5
		3,548
Switzerland (10.4%)
Nestle SA	49,681	3,981
Novartis AG	37,653	3,123
Roche Holding AG	11,161	2,849
UBS Group AG	57,607	792
ABB Ltd.	30,648	651
Zurich Insurance Group AG	2,400	576

Swiss Re AG	5,582	468
LafargeHolcim Ltd.	7,704	366
Credit Suisse Group AG	31,032	357
SGS SA	96	212
Swisscom AG	367	181
Adecco Group AG	2,751	151
Swiss Life Holding AG	571	130
Kuehne & Nagel International AG	801	112
Swiss Prime Site AG	1,032	95
Baloise Holding AG	832	94
PSP Swiss Property AG	670	68
Helvetia Holding AG	118	59
Pargesa Holding SA	737	51
Banque Cantonale Vaudoise	66	45
GAM Holding AG	3,184	35
		14,396
Taiwan (4.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	385,600	2,083
Hon Hai Precision Industry Co. Ltd.	216,000	596
Chunghwa Telecom Co. Ltd. ADR	5,380	194
Delta Electronics Inc.	35,200	186
Formosa Plastics Corp.	76,000	185
MediaTek Inc.	24,000	183
Formosa Chemicals & Fibre Corp.	69,000	180
Nan Ya Plastics Corp.	89,000	169
CTBC Financial Holding Co. Ltd.	270,000	149
Mega Financial Holding Co. Ltd.	190,000	149
Cathay Financial Holding Co. Ltd.	132,000	148
Fubon Financial Holding Co. Ltd.	115,000	143
Formosa Petrochemical Corp.	37,000	105
First Financial Holding Co. Ltd.	165,000	92
Asustek Computer Inc.	10,000	87
Taiwan Mobile Co. Ltd.	25,000	86
Advanced Semiconductor Engineering Inc. ADR	14,948	86
Quanta Computer Inc.	42,000	86
Hua Nan Financial Holdings Co. Ltd.	144,000	79
Catcher Technology Co. Ltd.	11,000	77
Pegatron Corp.	28,000	69
Cheng Shin Rubber Industry Co. Ltd.	30,000	63
Far Eastern New Century Corp.	80,000	63
Yuanta Financial Holding Co. Ltd.	172,000	60
Hotai Motor Co. Ltd.	6,000	60
Pou Chen Corp.	43,000	59
Lite-On Technology Corp.	39,000	58
* Taishin Financial Holding Co. Ltd.	142,000	57
United Microelectronics Corp. ADR	29,588	56
Innolux Corp.	149,000	55
Far EasTone Telecommunications Co. Ltd.	24,000	55
China Development Financial Holding Corp.	223,000	54
SinoPac Financial Holdings Co. Ltd.	168,000	54
Inventec Corp.	69,000	54
Taiwan Cement Corp.	50,000	53
Siliconware Precision Industries Co. Ltd. ADR	7,066	53
Compal Electronics Inc.	74,000	46
Foxconn Technology Co. Ltd.	18,000	44
Asia Cement Corp.	44,000	40
Chunghwa Telecom Co. Ltd.	11,000	39

Wistron Corp.	42,000	33
Vanguard International Semiconductor Corp.	18,000	33
Novatek Microelectronics Corp.	9,000	32
Realtek Semiconductor Corp.	8,000	29
Advanced Semiconductor Engineering Inc.	22,000	26
* Cathay Real Estate Development Co. Ltd.	55,000	25
* Synnex Technology International Corp.	20,000	24
Teco Electric and Machinery Co. Ltd.	26,000	23
Far Eastern International Bank	63,000	18
Transcend Information Inc.	5,000	15
Chicony Electronics Co. Ltd.	6,019	15
United Microelectronics Corp.	29,000	11
Eternal Materials Co. Ltd.	10,320	11
China Motor Corp.	14,000	11
Formosa Taffeta Co. Ltd.	10,000	9
Capital Securities Corp.	33,000	9
Oriental Union Chemical Corp.	11,000	7
Nanya Technology Corp.	5,000	6
Wan Hai Lines Ltd.	10,000	5
YFY Inc.	15,000	4
Cheng Uei Precision Industry Co. Ltd.	3,000	4
President Securities Corp.	9,280	4
Siliconware Precision Industries Co. Ltd.	2,000	3
U-Ming Marine Transport Corp.	4,000	3
Taiwan Secom Co. Ltd.	1,000	3
Feng Hsin Steel Co. Ltd.	1,000	1
Ton Yi Industrial Corp.	1,000	—
		6,519
Thailand (0.7%)
* PTT PCL	14,800	142
* Siam Commercial Bank PCL (Local)	28,000	128
* Advanced Info Service PCL (Local)	19,688	101
Siam Cement PCL (Foreign)	5,750	84
Bangkok Bank PCL (Foreign)	10,700	53
* PTT Global Chemical PCL	28,200	49
* Charoen Pokphand Foods PCL	55,100	44
* Intouch Holdings PCL	24,800	43
* Krung Thai Bank PCL	72,900	36
* Electricity Generating PCL	5,700	33
* IRPC PCL	203,300	29
* Glow Energy PCL	11,600	29
* Thai Oil PCL	15,700	27
* Thai Union Group PCL	42,700	27
* Land & Houses PCL	84,100	25
Delta Electronics Thailand PCL	9,800	20
* Siam City Cement PCL (Local)	1,800	17
* Ratchaburi Electricity Generating Holding PCL (Local)	11,100	16
* BEC World PCL	19,200	14
* Total Access Communication PCL (Local)	14,100	13
* Banpu PCL (Local)	25,600	12
Banpu PCL	4,275	2
* Banpu PCL Warrants	4,275	1
		945
Turkey (0.1%)
Tupras Turkiye Petrol Rafinerileri AS	2,358	50
* Turkcell Iletisim Hizmetleri AS	11,189	39

Eregli Demir ve Celik Fabrikalari TAS	22,715	35
Ford Otomotiv Sanayi AS	2,035	22
Tofas Turk Otomobil Fabrikasi AS	2,363	19
Arcelik AS	2,494	17
Turk Telekomunikasyon AS	6,913	14
TAV Havalimanlari Holding AS	2,298	8
Turk Traktor ve Ziraat Makineleri AS	112	3
Aygaz AS	480	2
		209
United Arab Emirates (0.3%)
Emirates Telecommunications Group Co. PJSC	26,813	146
First Gulf Bank PJSC	17,804	58
Abu Dhabi Commercial Bank PJSC	30,445	56
Dubai Islamic Bank PJSC	21,742	32
Emaar Malls Group PJSC	35,424	28
Union National Bank PJSC	16,748	21
DAMAC Properties Dubai Co. PJSC	29,995	19
Dubai Investments PJSC	22,690	13
Air Arabia PJSC	22,132	9
Al Waha Capital PJSC	10,656	6
* Union Properties PJSC	24,088	5
		393
United Kingdom (17.2%)
HSBC Holdings plc	319,253	2,093
British American Tobacco plc	29,814	1,903
GlaxoSmithKline plc	78,073	1,744
Royal Dutch Shell plc Class A	65,938	1,703
BP plc	298,243	1,687
Royal Dutch Shell plc Class B	61,996	1,649
AstraZeneca plc	20,317	1,360
Vodafone Group plc	426,814	1,297
National Grid plc	60,625	869
Imperial Brands plc	15,381	810
BT Group plc	140,008	765
Lloyds Banking Group plc	1,024,923	721
Rio Tinto plc	19,500	633
Barclays plc	269,539	550
BHP Billiton plc	33,969	428
BAE Systems plc	50,148	354
Standard Chartered plc	43,124	345
Aviva plc	64,887	334
SSE plc	16,104	323
Centrica plc	88,396	282
Legal & General Group plc	95,470	260
Old Mutual plc	78,348	218
Sky plc	16,476	201
United Utilities Group plc	11,702	157
Pearson plc	13,469	157
Next plc	2,274	151
Severn Trent plc	4,183	136
Standard Life plc	31,320	125
RSA Insurance Group plc	17,000	112
Smiths Group plc	6,678	112
Persimmon plc	4,953	111
Taylor Wimpey plc	52,884	108
Royal Mail plc	15,814	107

Marks & Spencer Group plc		24,885	105
Direct Line Insurance Group plc		22,411	104
St. James's Place plc		8,149	100
Admiral Group plc		3,405	97
TUI AG		7,207	94
Barratt Developments plc		15,977	92
Pennon Group plc		7,596	91
Tate & Lyle plc		8,575	82
Provident Financial plc		2,248	81
Meggitt plc		13,376	77
J Sainsbury plc		25,855	77
Inmarsat plc		6,889	71
Weir Group plc		3,571	69
DS Smith plc		13,245	69
Berkeley Group Holdings plc		1,923	68
Aberdeen Asset Management plc		15,707	66
Cobham plc		26,314	60
G4S plc		22,802	56
John Wood Group plc		6,281	55
IMI plc		3,841	54
Bellway plc		1,773	49
Henderson Group plc		15,429	47
ICAP plc		8,006	47
Investec plc		7,871	47
easyJet plc		3,185	44
Petrofac Ltd.		4,169	41
New Europe Property Investments plc		3,358	40
Ashmore Group plc		6,463	28
TalkTalk Telecom Group plc		7,112	22
			23,738
Total Common Stocks (Cost $134,302)			137,764
	Coupon
Temporary Cash Investment (0.5%)1
Money Market Fund (0.5%)
3 Vanguard Market Liquidity Fund (Cost $716)	0.561%	716,042	716
Total Investments (100.3%) (Cost $135,018)			138,480
Other Assets and Liabilities-Net (-0.3%)4			(390)
Net Assets (100%)			138,090

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $319,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $30,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

International High Dividend Yield Index

whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	13,804	—	—
Common Stocks—Other	526	123,434	—
Temporary Cash Investments	716	—	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	15,046	123,434	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

International High Dividend Yield Index

values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	2	217	9

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2016, the cost of investment securities for tax purposes was $135,018,000. Net unrealized appreciation of investment securities for tax purposes was $3,462,000, consisting of unrealized gains of $5,537,000 on securities that had risen in value since their purchase and $2,075,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Dividend Appreciation Index

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)1
Australia (4.2%)
BHP Billiton Ltd.	150,968	2,238
CSL Ltd.	21,803	1,955
Woolworths Ltd.	59,228	1,055
Ramsay Health Care Ltd.	9,125	547
Domino's Pizza Enterprises Ltd.	3,957	227
Washington H Soul Pattinson & Co. Ltd.	11,311	150
InvoCare Ltd.	9,894	110
FlexiGroup Ltd.	48,191	73
Retail Food Group Ltd.	7,109	31
Collection House Ltd.	660	1
		6,387
Belgium (0.6%)
Groupe Bruxelles Lambert SA	7,181	606
Sofina SA	1,581	212
* Fagron	3,388	27
		845
Brazil (0.1%)
Ez Tec Empreendimentos e Participacoes SA	20,988	115

Canada (14.8%)
Canadian National Railway Co.	37,223	2,360
BCE Inc.	42,014	2,012
Suncor Energy Inc.	72,999	1,965
TransCanada Corp.	37,698	1,748
Enbridge Inc.	41,118	1,691
Canadian Natural Resources Ltd.	51,059	1,546
Thomson Reuters Corp.	36,215	1,526
Imperial Oil Ltd.	39,610	1,219
TELUS Corp.	27,663	926
Rogers Communications Inc. Class B	18,744	828
Franco-Nevada Corp.	8,280	638
Saputo Inc.	18,396	553
Fortis Inc.	13,093	434
Intact Financial Corp.	6,012	431
Shaw Communications Inc. Class B	20,069	407
Metro Inc.	10,566	384
Canadian Utilities Ltd. Class A	11,072	341
Inter Pipeline Ltd.	14,578	305
CCL Industries Inc. Class B	1,655	296
SNC-Lavalin Group Inc.	6,753	291
Emera Inc.	6,113	228
Keyera Corp.	7,122	204
Atco Ltd.	4,422	167
Ritchie Bros Auctioneers Inc.	4,703	156
CAE Inc.	10,842	145
Empire Co. Ltd.	7,285	116
ShawCor Ltd.	4,725	108
Finning International Inc.	6,618	107

Corus Entertainment Inc. Class B	10,680	106
Stella-Jones Inc.	2,950	105
Pason Systems Inc.	7,036	94
Transcontinental Inc. Class A	6,512	94
Toromont Industries Ltd.	3,033	91
High Liner Foods Inc.	5,900	90
Canadian Western Bank	4,558	88
Cogeco Communications Inc.	1,690	83
Jean Coutu Group PJC Inc. Class A	5,066	73
Computer Modelling Group Ltd.	9,088	69
Home Capital Group Inc. Class B	2,816	60
Molson Coors Canada Inc. Class B	583	59
Boyd Group Income Fund	991	58
Alaris Royalty Corp.	3,280	58
Laurentian Bank of Canada	1,545	57
Enghouse Systems Ltd.	1,119	46
Gluskin Sheff & Associates Inc.	1,750	24
Ensign Energy Services Inc.	2,893	16
		22,403
China (6.5%)
Tencent Holdings Ltd.	288,800	6,975
China Overseas Land & Investment Ltd.	453,000	1,494
Hengan International Group Co. Ltd.	56,000	471
China Gas Holdings Ltd.	220,000	348
ENN Energy Holdings Ltd.	48,000	229
China Everbright International Ltd.	186,000	202
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	43,740	65
Huaxin Cement Co. Ltd. Class B	70,500	44
* Qinqin Foodstuffs Group Cayman Co. Ltd.	8,100	3
		9,831
Colombia (0.3%)
Grupo de Inversiones Suramericana SA	21,420	267
Bancolombia SA ADR	4,412	151
Bancolombia SA Preference Shares	4,617	40
		458
Denmark (4.5%)
Novo Nordisk A/S Class B	97,972	5,571
Coloplast A/S Class B	9,110	714
Novozymes A/S	11,768	578
		6,863
Finland (0.0%)
Raisio Oyj	13,627	63

France (9.5%)
Sanofi	61,914	5,273
L'Oreal SA	26,815	5,095
Hermes International	4,965	2,137
Essilor International SA	10,215	1,308
SEB SA	2,272	303
Rubis SCA	1,779	144
IPSOS	3,881	128
		14,388
Germany (2.6%)
Fresenius SE & Co. KGaA	26,122	1,951
Fresenius Medical Care AG & Co. KGaA	14,718	1,344

Fielmann AG	3,858	298
CTS Eventim AG & Co. KGaA	4,253	148
Fuchs Petrolub SE Preference Shares	2,723	115
AURELIUS Equity Opportunities SE & Co. KGaA	1,753	107
BayWa AG	2,037	65
		4,028
Hong Kong (5.2%)
Jardine Matheson Holdings Ltd.	33,283	1,980
Jardine Strategic Holdings Ltd.	52,600	1,612
MTR Corp. Ltd.	275,000	1,557
Hong Kong & China Gas Co. Ltd.	585,600	1,089
Cheung Kong Infrastructure Holdings Ltd.	117,000	1,036
Techtronic Industries Co. Ltd.	80,500	341
Minth Group Ltd.	100,000	324
		7,939
India (10.6%)
Tata Consultancy Services Ltd.	93,734	3,672
HDFC Bank Ltd. ADR	32,706	2,265
ITC Ltd.	573,617	2,170
Housing Development Finance Corp. Ltd.	74,433	1,535
Infosys Ltd. ADR	89,972	1,478
Larsen & Toubro Ltd.	41,980	980
Axis Bank Ltd.	113,102	926
Asian Paints Ltd.	46,585	776
Lupin Ltd.	21,151	551
IndusInd Bank Ltd.	27,536	485
HDFC Bank Ltd.	22,105	411
Infosys Ltd.	19,314	309
Power Finance Corp. Ltd.	58,555	192
LIC Housing Finance Ltd.	21,547	168
Reliance Infrastructure Ltd.	12,604	115
Larsen & Toubro Ltd. GDR	1,491	35
		16,068
Indonesia (0.1%)
Indocement Tunggal Prakarsa Tbk PT	169,000	221

Ireland (0.6%)
Kerry Group plc Class A	8,226	704
Glanbia plc	13,274	255
		959
Israel (1.7%)
Teva Pharmaceutical Industries Ltd.	48,326	2,645

Italy (0.1%)
DiaSorin SPA	2,837	179

Japan (9.1%)
Nippon Telegraph & Telephone Corp.	98,612	4,686
Yahoo Japan Corp.	260,900	1,150
Asahi Group Holdings Ltd.	21,800	740
Sysmex Corp.	9,600	665
Nitori Holdings Co. Ltd.	5,300	659
Daito Trust Construction Co. Ltd.	3,800	638
Unicharm Corp.	27,500	565
West Japan Railway Co.	8,200	507
M3 Inc.	14,400	461

Lawson Inc.	4,300	331
Don Quijote Holdings Co. Ltd.	6,900	271
Sundrug Co. Ltd.	2,800	243
Shimamura Co. Ltd.	1,500	219
Kakaku.com Inc.	8,200	170
Miraca Holdings Inc.	3,600	166
San-A Co. Ltd.	3,300	165
Rinnai Corp.	1,600	157
Yaoko Co. Ltd.	3,300	154
Fuyo General Lease Co. Ltd.	3,300	150
Mitsubishi UFJ Lease & Finance Co. Ltd.	29,900	120
Kobayashi Pharmaceutical Co. Ltd.	2,500	118
Kaken Pharmaceutical Co. Ltd.	1,700	112
Siix Corp.	3,000	110
NEC Networks & System Integration Corp.	6,000	110
Hamakyorex Co. Ltd.	5,900	107
Aeon Delight Co. Ltd.	3,400	103
Glory Ltd.	3,700	103
SHO-BOND Holdings Co. Ltd.	1,898	96
Modec Inc.	6,100	95
Relo Group Inc.	600	94
Ci:z Holdings Co. Ltd.	3,600	89
Hiday Hidaka Corp.	3,200	80
Kissei Pharmaceutical Co. Ltd.	3,400	77
F@N Communications Inc.	9,500	77
GMO Payment Gateway Inc.	1,300	75
Meiko Network Japan Co. Ltd.	6,000	64
JP-Holdings Inc.	8,300	24
		13,751
Mexico (1.2%)
America Movil SAB de CV	1,962,936	1,128
Grupo Financiero Inbursa SAB de CV	289,285	465
Kimberly-Clark de Mexico SAB de CV Class A	77,300	175
		1,768
Netherlands (2.9%)
Unilever NV	81,851	3,794
Wolters Kluwer NV	13,795	580
		4,374
New Zealand (0.1%)
Ryman Healthcare Ltd.	20,402	141

Norway (0.1%)
Tomra Systems ASA	9,617	105

Philippines (0.8%)
SM Investments Corp.	55,470	812
Jollibee Foods Corp.	48,415	262
Manila Water Co. Inc.	153,100	85
		1,159
Poland (0.1%)
Asseco Poland SA	6,191	85

South Africa (2.4%)
Naspers Ltd.	20,749	3,256
Discovery Ltd.	28,956	261

EOH Holdings Ltd.	9,094	93
		3,610
South Korea (1.6%)
Hyundai Motor Co.	10,457	1,234
Hyundai Mobis Co. Ltd.	4,637	1,057
Dongsuh Cos. Inc.	4,444	130
		2,421
Spain (1.2%)
Abertis Infraestructuras SA	45,804	721
* Red Electrica Corp. SA	24,824	569
Enagas SA	10,892	332
Viscofan SA	1,979	106
Vidrala SA	1,672	103
Miquel y Costas & Miquel SA	760	33
* Abengoa SA Class A	414	—
		1,864
Sweden (0.3%)
Castellum AB	11,222	170
Hufvudstaden AB Class A	9,150	153
Wihlborgs Fastigheter AB	4,941	109
Intrum Justitia AB	3,281	105
		537
Switzerland (11.9%)
Novartis AG	73,458	6,093
Nestle SA	75,574	6,056
Roche Holding AG	20,556	5,247
Galenica AG	300	387
Chocoladefabriken Lindt & Spruengli AG	45	264
		18,047
Thailand (0.1%)
* Glow Energy PCL	63,200	156

Turkey (0.2%)
BIM Birlesik Magazalar AS	14,071	260

United Kingdom (6.0%)
Shire plc	28,135	1,818
ARM Holdings plc	66,872	1,489
Associated British Foods plc	37,947	1,351
BHP Billiton plc	99,959	1,260
Experian plc	45,988	900
Smith & Nephew plc	42,677	702
Hikma Pharmaceuticals plc	11,383	396
Micro Focus International plc	9,619	246
Rightmove plc	4,273	229
Inmarsat plc	20,904	216
Regus plc	41,015	166
JD Sports Fashion plc	9,048	150
John Wood Group plc	15,046	132
Abcam plc	11,478	116
		9,171
Total Common Stocks (Cost $143,490)		150,841

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.7%)1
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund	0.561%		928,339	928

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 Federal Home Loan Bank Discount Notes	0.400%	9/16/16	100	100
Total Temporary Cash Investments (Cost $1,028)				1,028
Total Investments (100.1%) (Cost $144,518)				151,869
Other Assets and Liabilities-Net (-0.1%)				(179)
Net Assets (100%)				151,690

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $50,000 has been segregated as initial margin for open futures contracts.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

International Dividend Appreciation Index

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	24,744	—	—
Common Stocks—Other	3,743	122,354	—
Temporary Cash Investments	928	100	—
Futures Contracts—Assets[1]	1	—	—
Total	29,416	122,454	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

International Dividend Appreciation Index

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	8	867	20

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2016, the cost of investment securities for tax purposes was $144,518,000. Net unrealized appreciation of investment securities for tax purposes was $7,351,000, consisting of unrealized gains of $8,541,000 on securities that had risen in value since their purchase and $1,190,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 16, 2016
VANGUARD WHITEHALL FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 16, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.